UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Catalyst Buffered Shield Fund

Class A (SHIEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.53%

How did the Fund perform during the reporting period?

The performance of the Fund over the last 12 months ended June 30, 2025 was driven primarily by higher returns of the S&P 500 and, to a lesser extent, by a modest decline in yields on the short-end of the curve. Markets are currently pricing in 1 to 2 additional rate cuts by the Fed in 2025 and a relatively bullish outcome for the S&P 500 given potential drag from high general debt levels, among other market concerns. The Fund seeks to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2025, the Fund’s investment strategy resulted in performance that was generally in line with the Sub-Advisor’s expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Buffered Shield Fund	Catalyst Buffered Shield Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,426	$10,000
Jun-2016	$9,951	$9,380	$10,399
Jun-2017	$11,041	$10,407	$12,260
Jun-2018	$12,051	$11,359	$14,023
Jun-2019	$12,667	$11,940	$15,483
Jun-2020	$13,112	$12,359	$16,645
Jun-2021	$15,566	$14,672	$23,436
Jun-2022	$13,721	$12,933	$20,948
Jun-2023	$14,352	$13,528	$25,053
Jun-2024	$16,278	$15,343	$31,204
Jun-2025	$17,979	$16,947	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund
Without Load	10.45%	6.52%	6.04%
With Load	4.13%	5.26%	5.42%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$19,930,421
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$78,573
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.0%
Money Market Funds	1.4%
Purchased Options	12.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	1.4%
Equity Option	7.1%
Fixed Income	90.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	32.4%
PGIM Ultra Short Bond ETF	29.8%
iShares 1-5 Year Investment Grade Corporate Bond	28.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Buffered Shield Fund - Class A (SHIEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SHIEX

Catalyst Buffered Shield Fund

Class C (SHINX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.28%

How did the Fund perform during the reporting period?

The performance of the Fund over the last 12 months ended June 30, 2025 was driven primarily by higher returns of the S&P 500 and, to a lesser extent, by a modest decline in yields on the short-end of the curve. Markets are currently pricing in 1 to 2 additional rate cuts by the Fed in 2025 and a relatively bullish outcome for the S&P 500 given potential drag from high general debt levels, among other market concerns. The Fund seeks to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2025, the Fund’s investment strategy resulted in performance that was generally in line with the Sub-Advisor’s expectations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Catalyst Buffered Shield Fund	S&P 500® Index
Sep-2017	$10,000	$10,000
Jun-2018	$10,707	$11,235
Jun-2019	$11,172	$12,405
Jun-2020	$11,470	$13,336
Jun-2021	$13,519	$18,777
Jun-2022	$11,827	$16,783
Jun-2023	$12,277	$20,072
Jun-2024	$13,832	$25,001
Jun-2025	$15,150	$28,792

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 5, 2017)
Catalyst Buffered Shield Fund	9.53%	5.72%	5.46%
S&P 500® Index	15.16%	16.64%	14.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$19,930,421
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$78,573
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.0%
Money Market Funds	1.4%
Purchased Options	12.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	1.4%
Equity Option	7.1%
Fixed Income	90.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	32.4%
PGIM Ultra Short Bond ETF	29.8%
iShares 1-5 Year Investment Grade Corporate Bond	28.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Buffered Shield Fund - Class C (SHINX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SHINX

Catalyst Buffered Shield Fund

Class I (SHIIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	1.28%

How did the Fund perform during the reporting period?

The performance of the Fund over the last 12 months ended June 30, 2025 was driven primarily by higher returns of the S&P 500 and, to a lesser extent, by a modest decline in yields on the short-end of the curve. Markets are currently pricing in 1 to 2 additional rate cuts by the Fed in 2025 and a relatively bullish outcome for the S&P 500 given potential drag from high general debt levels, among other market concerns. The Fund seeks to mitigate downside risk while participating in upward moves.

During the fiscal year ended June 30, 2025, the Fund’s investment strategy resulted in performance that was generally in line with the Sub-Advisor’s expectations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Buffered Shield Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,971	$10,399
Jun-2017	$11,094	$12,260
Jun-2018	$12,144	$14,023
Jun-2019	$12,797	$15,483
Jun-2020	$13,275	$16,645
Jun-2021	$15,794	$23,436
Jun-2022	$13,958	$20,948
Jun-2023	$14,632	$25,053
Jun-2024	$16,655	$31,204
Jun-2025	$18,432	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund	10.67%	6.78%	6.31%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$19,930,421
  Number of Portfolio Holdings28
  Advisory Fee (net of waivers)$78,573
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.0%
Money Market Funds	1.4%
Purchased Options	12.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	1.4%
Equity Option	7.1%
Fixed Income	90.4%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	32.4%
PGIM Ultra Short Bond ETF	29.8%
iShares 1-5 Year Investment Grade Corporate Bond	28.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Buffered Shield Fund - Class I (SHIIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-SHIIX

Catalyst Nasdaq-100 Hedged Equity Fund

Class A (CLPAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.78%

How did the Fund perform during the reporting period?

The Fund delivered a robust return of more than 10% for the reporting period, while generally maintaining its historical volatility controls. This strong performance was primarily driven by our continued investment in the Nasdaq-100 Index, which experienced significant growth during this period.

A key factor in the Fund’s performance was the continued effectiveness of the integrated volatility hedge, which was implemented into the Fund by Equity Armor Investments in October 2020. This strategy, which utilizes futures contracts on the CBOE Volatility Index (VIX), played a crucial role in mitigating potential market downside, contributing to the Fund's positive returns with managed risk. The investment strategy employed active rebalancing, which allowed us to dynamically adjust the Fund's positioning in response to evolving market conditions, capturing growth opportunities while diligently managing risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Nasdaq-100 Hedged Equity Fund	Catalyst Nasdaq-100 Hedged Equity Fund - with load	S&P 500® Index	Nasdaq-100® Total Return Index
Jun-2015	$10,000	$9,424	$10,000	$10,000
Jun-2016	$8,297	$7,819	$10,399	$10,177
Jun-2017	$9,433	$8,890	$12,260	$13,168
Jun-2018	$9,988	$9,413	$14,023	$16,593
Jun-2019	$10,642	$10,028	$15,483	$18,279
Jun-2020	$10,575	$9,965	$16,645	$24,454
Jun-2021	$12,339	$11,628	$23,436	$35,300
Jun-2022	$10,114	$9,531	$20,948	$28,107
Jun-2023	$11,894	$11,208	$25,053	$37,419
Jun-2024	$13,568	$12,786	$31,204	$48,933
Jun-2025	$14,951	$14,090	$35,936	$56,813

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund
Without Load	10.19%	7.17%	4.10%
With Load	3.83%	5.90%	3.49%
Nasdaq-100® Total Return Index	16.10%	18.36%	18.97%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$17,526,306
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$80,016
Portfolio Turnover	31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	60.9%
Exchange-Traded Funds	32.7%
Money Market Funds	2.9%
Purchased Options	3.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 32.1%
Equity 32.0%
Communications 10.8%
Consumer Discretionary 7.2%
Future Option 3.4%
Consumer Staples 3.1%
Health Care 2.9%
Money Market Funds 2.7%
Industrials 1.5%
Materials 0.8%
Utilities 0.8%
Energy 0.3%
Collateral for Securities Loaned 0.2%
Other Assets in Excess of Liabilities 2.2%

Value	Value
Other Assets in Excess of Liabilities	2.2%
Collateral for Securities Loaned	0.2%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.5%
Money Market Funds	2.7%
Health Care	2.9%
Consumer Staples	3.1%
Future Option	3.4%
Consumer Discretionary	7.2%
Communications	10.8%
Equity	32.0%
Technology	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	32.0%
NVIDIA Corporation	5.4%
Microsoft Corporation	5.2%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Netflix, Inc.	2.0%
Tesla, Inc.	1.6%
Costco Wholesale Corporation	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Nasdaq-100 Hedged Equity Fund - Class A (CLPAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CLPAX

Catalyst Nasdaq-100 Hedged Equity Fund

Class C (CLPCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$265	2.53%

How did the Fund perform during the reporting period?

The Fund delivered a robust return of more than 10% for the reporting period, while generally maintaining its historical volatility controls. This strong performance was primarily driven by our continued investment in the Nasdaq-100 Index, which experienced significant growth during this period.

A key factor in the Fund’s performance was the continued effectiveness of the integrated volatility hedge, which was implemented into the Fund by Equity Armor Investments in October 2020. This strategy, which utilizes futures contracts on the CBOE Volatility Index (VIX), played a crucial role in mitigating potential market downside, contributing to the Fund's positive returns with managed risk. The investment strategy employed active rebalancing, which allowed us to dynamically adjust the Fund's positioning in response to evolving market conditions, capturing growth opportunities while diligently managing risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Nasdaq-100 Hedged Equity Fund	Nasdaq-100® Total Return Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,230	$10,177	$10,399
Jun-2017	$9,263	$13,168	$12,260
Jun-2018	$9,744	$16,593	$14,023
Jun-2019	$10,294	$18,279	$15,483
Jun-2020	$10,154	$24,454	$16,645
Jun-2021	$11,756	$35,300	$23,436
Jun-2022	$9,572	$28,107	$20,948
Jun-2023	$11,167	$37,419	$25,053
Jun-2024	$12,644	$48,933	$31,204
Jun-2025	$13,825	$56,813	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	9.34%	6.37%	3.29%
Nasdaq-100® Total Return Index	16.10%	18.36%	18.97%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$17,526,306
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$80,016
Portfolio Turnover	31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	60.9%
Exchange-Traded Funds	32.7%
Money Market Funds	2.9%
Purchased Options	3.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Collateral for Securities Loaned	0.2%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.5%
Money Market Funds	2.7%
Health Care	2.9%
Consumer Staples	3.1%
Future Option	3.4%
Consumer Discretionary	7.2%
Communications	10.8%
Equity	32.0%
Technology	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	32.0%
NVIDIA Corporation	5.4%
Microsoft Corporation	5.2%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Netflix, Inc.	2.0%
Tesla, Inc.	1.6%
Costco Wholesale Corporation	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Nasdaq-100 Hedged Equity Fund - Class C (CLPCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CLPCX

Catalyst Nasdaq-100 Hedged Equity Fund

Class I (CLPFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.53%

How did the Fund perform during the reporting period?

The Fund delivered a robust return of more than 10% for the reporting period, while generally maintaining its historical volatility controls. This strong performance was primarily driven by our continued investment in the Nasdaq-100 Index, which experienced significant growth during this period.

A key factor in the Fund’s performance was the continued effectiveness of the integrated volatility hedge, which was implemented into the Fund by Equity Armor Investments in October 2020. This strategy, which utilizes futures contracts on the CBOE Volatility Index (VIX), played a crucial role in mitigating potential market downside, contributing to the Fund's positive returns with managed risk. The investment strategy employed active rebalancing, which allowed us to dynamically adjust the Fund's positioning in response to evolving market conditions, capturing growth opportunities while diligently managing risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst Nasdaq-100 Hedged Equity Fund	Nasdaq-100® Total Return Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,310	$10,177	$10,399
Jun-2017	$9,462	$13,168	$12,260
Jun-2018	$10,042	$16,593	$14,023
Jun-2019	$10,717	$18,279	$15,483
Jun-2020	$10,686	$24,454	$16,645
Jun-2021	$12,493	$35,300	$23,436
Jun-2022	$10,279	$28,107	$20,948
Jun-2023	$12,110	$37,419	$25,053
Jun-2024	$13,846	$48,933	$31,204
Jun-2025	$15,300	$56,813	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	10.50%	7.44%	4.34%
Nasdaq-100® Total Return Index	16.10%	18.36%	18.97%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$17,526,306
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$80,016
Portfolio Turnover	31%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	60.9%
Exchange-Traded Funds	32.7%
Money Market Funds	2.9%
Purchased Options	3.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Collateral for Securities Loaned	0.2%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.5%
Money Market Funds	2.7%
Health Care	2.9%
Consumer Staples	3.1%
Future Option	3.4%
Consumer Discretionary	7.2%
Communications	10.8%
Equity	32.0%
Technology	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	32.0%
NVIDIA Corporation	5.4%
Microsoft Corporation	5.2%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Netflix, Inc.	2.0%
Tesla, Inc.	1.6%
Costco Wholesale Corporation	1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Nasdaq-100 Hedged Equity Fund - Class I (CLPFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CLPFX

Catalyst Systematic Alpha Fund

Class A (ATRAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	2.02%

How did the Fund perform during the reporting period?

The market fundamentals for the fiscal year ended June 30, 2025, tended to work against most of the strategies that the Fund employs. In FY2025, we saw multiple trends reverse sharply across the stock, bond, commodity, and currency indices utilized by the Fund. Given the trend-following nature of some of the underlying components, the market whipsaw frustrated the Fund’s trend following strategies, particularly with respect to interest rates and equities. Additionally, the Chicago Board Options Exchange Volatility Index (VIX Index) spiked dramatically in August 2024, causing the Fund’s volatility strategy to underperform, while the currency carry and commodity carry strategies generated gains for the fiscal period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Systematic Alpha Fund
Catalyst Systematic Alpha Fund - with load
S&P 500® Index
BNP Paribas Catalyst Systematic Alpha Index II
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$29,371
$15,596
$14,697
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Systematic Alpha Fund	Catalyst Systematic Alpha Fund - with load	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index II
Jun-2015	$10,000	$9,424	$10,000	$10,000
Jun-2016	$10,283	$9,690	$10,399	$12,324
Jun-2017	$9,895	$9,325	$12,260	$13,862
Jun-2018	$9,298	$8,763	$14,023	$15,156
Jun-2019	$9,520	$8,971	$15,483	$16,887
Jun-2020	$10,045	$9,466	$16,645	$20,865
Jun-2021	$13,982	$13,177	$23,436	$26,013
Jun-2022	$13,566	$12,784	$20,948	$25,242
Jun-2023	$18,131	$17,086	$25,053	$32,007
Jun-2024	$19,959	$18,809	$31,204	$34,354
Jun-2025	$15,596	$14,697	$35,936	$29,371

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund
Without Load	-21.86%	9.20%	4.54%
With Load	-26.33%	7.91%	3.93%
BNP Paribas Catalyst Systematic Alpha Index II	-14.50%	7.08%	11.38%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$208,483,781
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$6,935,012
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.2%
Corporate Bonds	27.2%
Money Market Funds	6.6%
Open End Funds	14.8%
U.S. Government & Agencies	51.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations 54.3%
Fixed Income 15.6%
Technology 9.1%
Consumer Discretionary 8.5%
Money Market Funds 7.0%
Industrials 4.3%
Consumer Staples 3.8%
Health Care 3.1%
Financials 0.2%
Liabilities in Excess of Other Assets -5.9%

Value	Value
Liabilities in Excess of Other Assets	-5.9%
Financials	0.2%
Health Care	3.1%
Consumer Staples	3.8%
Industrials	4.3%
Money Market Funds	7.0%
Consumer Discretionary	8.5%
Technology	9.1%
Fixed Income	15.6%
U.S. Treasury Obligations	54.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.765%, 07/10/25	20.6%
Catalyst International Income Opportunities Fund	15.6%
United States Treasury Bill, 3.890%, 02/19/26	9.6%
United States Treasury Bill, 3.879%, 03/19/26	8.9%
United States Treasury Bill, 4.130%, 08/07/25	7.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.8%
Lowe's Companies, Inc., 4.400%, 09/08/25	4.7%
RTX Corporation, 3.950%, 08/16/25	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
United States Treasury Bill, 4.175%, 10/02/25	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Systematic Alpha Fund - Class A (ATRAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ATRAX

Catalyst Systematic Alpha Fund

Class C (ATRCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.75%

How did the Fund perform during the reporting period?

The market fundamentals for the fiscal year ended June 30, 2025, tended to work against most of the strategies that the Fund employs. In FY2025, we saw multiple trends reverse sharply across the stock, bond, commodity, and currency indices utilized by the Fund. Given the trend-following nature of some of the underlying components, the market whipsaw frustrated the Fund’s trend following strategies, particularly with respect to interest rates and equities. Additionally, the Chicago Board Options Exchange Volatility Index (VIX Index) spiked dramatically in August 2024, causing the Fund’s volatility strategy to underperform, while the currency carry and commodity carry strategies generated gains for the fiscal period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Systematic Alpha Fund
BNP Paribas Catalyst Systematic Alpha Index II
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$29,371
$14,419
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Systematic Alpha Fund	BNP Paribas Catalyst Systematic Alpha Index II	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,193	$12,324	$10,399
Jun-2017	$9,733	$13,862	$12,260
Jun-2018	$9,073	$15,156	$14,023
Jun-2019	$9,209	$16,887	$15,483
Jun-2020	$9,648	$20,865	$16,645
Jun-2021	$13,340	$26,013	$23,436
Jun-2022	$12,823	$25,242	$20,948
Jun-2023	$17,018	$32,007	$25,053
Jun-2024	$18,600	$34,354	$31,204
Jun-2025	$14,419	$29,371	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	-22.48%	8.37%	3.73%
BNP Paribas Catalyst Systematic Alpha Index II	-14.50%	7.08%	11.38%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$208,483,781
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$6,935,012
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.2%
Corporate Bonds	27.2%
Money Market Funds	6.6%
Open End Funds	14.8%
U.S. Government & Agencies	51.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.9%
Financials	0.2%
Health Care	3.1%
Consumer Staples	3.8%
Industrials	4.3%
Money Market Funds	7.0%
Consumer Discretionary	8.5%
Technology	9.1%
Fixed Income	15.6%
U.S. Treasury Obligations	54.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.765%, 07/10/25	20.6%
Catalyst International Income Opportunities Fund	15.6%
United States Treasury Bill, 3.890%, 02/19/26	9.6%
United States Treasury Bill, 3.879%, 03/19/26	8.9%
United States Treasury Bill, 4.130%, 08/07/25	7.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.8%
Lowe's Companies, Inc., 4.400%, 09/08/25	4.7%
RTX Corporation, 3.950%, 08/16/25	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
United States Treasury Bill, 4.175%, 10/02/25	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Systematic Alpha Fund - Class C (ATRCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ATRCX

Catalyst Systematic Alpha Fund

Class I (ATRFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$158	1.77%

How did the Fund perform during the reporting period?

The market fundamentals for the fiscal year ended June 30, 2025, tended to work against most of the strategies that the Fund employs. In FY2025, we saw multiple trends reverse sharply across the stock, bond, commodity, and currency indices utilized by the Fund. Given the trend-following nature of some of the underlying components, the market whipsaw frustrated the Fund’s trend following strategies, particularly with respect to interest rates and equities. Additionally, the Chicago Board Options Exchange Volatility Index (VIX Index) spiked dramatically in August 2024, causing the Fund’s volatility strategy to underperform, while the currency carry and commodity carry strategies generated gains for the fiscal period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Systematic Alpha Fund
BNP Paribas Catalyst Systematic Alpha Index II
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$29,371
$15,955
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst Systematic Alpha Fund	BNP Paribas Catalyst Systematic Alpha Index II	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,301	$12,324	$10,399
Jun-2017	$9,939	$13,862	$12,260
Jun-2018	$9,368	$15,156	$14,023
Jun-2019	$9,604	$16,887	$15,483
Jun-2020	$10,162	$20,865	$16,645
Jun-2021	$14,185	$26,013	$23,436
Jun-2022	$13,777	$25,242	$20,948
Jun-2023	$18,455	$32,007	$25,053
Jun-2024	$20,376	$34,354	$31,204
Jun-2025	$15,955	$29,371	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	-21.70%	9.44%	4.78%
BNP Paribas Catalyst Systematic Alpha Index II	-14.50%	7.08%	11.38%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$208,483,781
  Number of Portfolio Holdings24
  Advisory Fee (net of waivers)$6,935,012
  Portfolio Turnover20%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.2%
Corporate Bonds	27.2%
Money Market Funds	6.6%
Open End Funds	14.8%
U.S. Government & Agencies	51.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.9%
Financials	0.2%
Health Care	3.1%
Consumer Staples	3.8%
Industrials	4.3%
Money Market Funds	7.0%
Consumer Discretionary	8.5%
Technology	9.1%
Fixed Income	15.6%
U.S. Treasury Obligations	54.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.765%, 07/10/25	20.6%
Catalyst International Income Opportunities Fund	15.6%
United States Treasury Bill, 3.890%, 02/19/26	9.6%
United States Treasury Bill, 3.879%, 03/19/26	8.9%
United States Treasury Bill, 4.130%, 08/07/25	7.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.8%
Lowe's Companies, Inc., 4.400%, 09/08/25	4.7%
RTX Corporation, 3.950%, 08/16/25	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
United States Treasury Bill, 4.175%, 10/02/25	4.3%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst Systematic Alpha Fund - Class I (ATRFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-ATRFX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class A (CASAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	2.24%

How did the Fund perform during the reporting period?

The 60/40 component generated positive returns in the Fund during the fiscal year ended June 30, 2025, whereas the trend following component generated losses. Despite April’s early month volatility, the S&P 500 has rallied to new highs, driving the majority of the long-only allocation returns. The bond portion of the Fund was also positive, though far more muted. Trend following signals generally struggled over the period, in particular during August 2024 and April 2025, as well established trends in currencies, bonds, and stock indices reversed sharply, going against a number of positions held by the strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Aspect Enhanced Multi-Asset Fund
Catalyst/Aspect Enhanced Multi-Asset Fund - with load
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,241
$12,112
$10,754
$10,345
$9,750
Dec-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Catalyst/Aspect Enhanced Multi-Asset Fund	Catalyst/Aspect Enhanced Multi-Asset Fund - with load	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$9,425	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,425	$9,983	$10,005	$9,972
Mar-2024	$11,790	$11,112	$10,576	$10,135	$11,025
Jun-2024	$11,630	$10,961	$10,851	$10,270	$11,497
Sep-2024	$11,520	$10,858	$11,460	$10,411	$12,174
Dec-2024	$11,183	$10,540	$11,485	$10,534	$12,467
Mar-2025	$10,517	$9,912	$11,318	$10,642	$11,935
Jun-2025	$10,345	$9,750	$12,112	$10,754	$13,241

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	-11.05%	2.28%
With Load	-16.17%	-1.67%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	11.62%	13.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	4.94%
S&P 500® Index	15.16%	20.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,329,703
  Number of Portfolio Holdings187
  Advisory Fee (net of waivers)$281,687
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.9%
Money Market Funds	51.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Money Market Funds
40.5%
Fixed Income
38.7%
Other Assets in Excess of Liabilities
20.8%

Value	Value
Other Assets in Excess of Liabilities	20.8%
Fixed Income	38.7%
Money Market Funds	40.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	38.7%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class A (CASAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CASAX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class C (CASCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.99%

How did the Fund perform during the reporting period?

The 60/40 component generated positive returns in the Fund during the fiscal year ended June 30, 2025, whereas the trend following component generated losses. Despite April’s early month volatility, the S&P 500 has rallied to new highs, driving the majority of the long-only allocation returns. The bond portion of the Fund was also positive, though far more muted. Trend following signals generally struggled over the period, in particular during August 2024 and April 2025, as well established trends in currencies, bonds, and stock indices reversed sharply, going against a number of positions held by the strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Aspect Enhanced Multi-Asset Fund
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$13,241
$12,112
$10,754
$10,224
Dec-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Mar-2024	$11,760	$10,576	$10,135	$11,025
Jun-2024	$11,590	$10,851	$10,270	$11,497
Sep-2024	$11,450	$11,460	$10,411	$12,174
Dec-2024	$11,094	$11,485	$10,534	$12,467
Mar-2025	$10,407	$11,318	$10,642	$11,935
Jun-2025	$10,224	$12,112	$10,754	$13,241

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	-11.78%	1.48%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	11.62%	13.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	4.94%
S&P 500® Index	15.16%	20.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,329,703
  Number of Portfolio Holdings187
  Advisory Fee (net of waivers)$281,687
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.9%
Money Market Funds	51.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.8%
Fixed Income	38.7%
Money Market Funds	40.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	38.7%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class C (CASCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CASCX

Catalyst/Aspect Enhanced Multi-Asset Fund

Class I (CASIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$188	1.99%

How did the Fund perform during the reporting period?

The 60/40 component generated positive returns in the Fund during the fiscal year ended June 30, 2025, whereas the trend following component generated losses. Despite April’s early month volatility, the S&P 500 has rallied to new highs, driving the majority of the long-only allocation returns. The bond portion of the Fund was also positive, though far more muted. Trend following signals generally struggled over the period, in particular during August 2024 and April 2025, as well established trends in currencies, bonds, and stock indices reversed sharply, going against a number of positions held by the strategy.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Aspect Enhanced Multi-Asset Fund
60% S&P 500® Index/40% Bloomberg US Aggregate Bond
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$13,241
$12,112
$10,754
$10,381
Dec-2023
Dec-2023
Mar-2024
Jun-2024
Sep-2024
Dec-2024
Mar-2025
Jun-2025

	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Mar-2024	$11,790	$10,576	$10,135	$11,025
Jun-2024	$11,640	$10,851	$10,270	$11,497
Sep-2024	$11,540	$11,460	$10,411	$12,174
Dec-2024	$11,208	$11,485	$10,534	$12,467
Mar-2025	$10,542	$11,318	$10,642	$11,935
Jun-2025	$10,381	$12,112	$10,754	$13,241

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	-10.82%	2.51%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	11.62%	13.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	4.94%
S&P 500® Index	15.16%	20.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$33,329,703
  Number of Portfolio Holdings187
  Advisory Fee (net of waivers)$281,687
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.9%
Money Market Funds	51.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.8%
Fixed Income	38.7%
Money Market Funds	40.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	38.7%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Aspect Enhanced Multi-Asset Fund - Class I (CASIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CASIX

Catalyst/Millburn Hedge Strategy Fund

Class C1 (MBXFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$289	2.91%

How did the Fund perform during the reporting period?

The Fund was nearly flat for the fiscal year ended June 30, 2025. Gains from long ETF positions in the Equity Component and from trading stock index and metal futures in the Fund’s Futures Component offset losses from trading energy futures, interest rate futures, and currency futures and forwards in the Fund’s Futures Component.

In terms of the Fund’s Equity Component, long positions in equity ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-cap ETFs, leading the way.

The Futures Component saw losses from trading in energy futures, with long Brent crude oil, WTI crude oil, and London gas oil positions being three of the year’s worst performers due to weakening demand and increasing OPEC+ and non-OPEC+ supplies. Trading of interest rate futures was also unprofitable, as a short U.S. 2-year note futures position posted a loss early in the period. Elsewhere, a predominantly long U.S. dollar/Swiss franc trade and trading in the U.S. dollar versus both the pound sterling and the Mexican peso produced three of the Fund’s top ten losses for the period. Conversely, a long gold futures trade was profitable due to persistent safe haven demand and central bank purchases for reserve diversification, making it the top performing market this FY. Trading in Asian equity index futures was also profitable, with Chinese, Hong Kong, Korean and EEM emerging market index futures rating as four of the Fund’s top ten performers for the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$20,361
$15,620
$11,464
Oct-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Oct-2020	$10,000	$10,000	$10,000
Jun-2021	$13,393	$10,005	$13,278
Jun-2022	$13,567	$10,021	$11,869
Jun-2023	$13,810	$10,384	$14,194
Jun-2024	$15,797	$10,949	$17,680
Jun-2025	$15,620	$11,464	$20,361

Average Annual Total Returns

	1 Year	Since Inception (October 30, 2020)
Catalyst/Millburn Hedge Strategy Fund	-1.12%	10.03%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.97%
S&P 500® Index	15.16%	16.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,212,377,404
  Number of Portfolio Holdings278
  Advisory Fee $138,629,396
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
50.6%
U.S. Treasury Obligations
41.1%
Money Market Funds
6.6%
Other Assets in Excess of Liabilities
1.7%

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class C1 (MBXFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MBXFX

Catalyst/Millburn Hedge Strategy Fund

Class A (MBXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$216	2.16%

How did the Fund perform during the reporting period?

The Fund was nearly flat for the fiscal year ended June 30, 2025. Gains from long ETF positions in the Equity Component and from trading stock index and metal futures in the Fund’s Futures Component offset losses from trading energy futures, interest rate futures, and currency futures and forwards in the Fund’s Futures Component.

In terms of the Fund’s Equity Component, long positions in equity ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-cap ETFs, leading the way.

The Futures Component saw losses from trading in energy futures, with long Brent crude oil, WTI crude oil, and London gas oil positions being three of the year’s worst performers due to weakening demand and increasing OPEC+ and non-OPEC+ supplies. Trading of interest rate futures was also unprofitable, as a short U.S. 2-year note futures position posted a loss early in the period. Elsewhere, a predominantly long U.S. dollar/Swiss franc trade and trading in the U.S. dollar versus both the pound sterling and the Mexican peso produced three of the Fund’s top ten losses for the period. Conversely, a long gold futures trade was profitable due to persistent safe haven demand and central bank purchases for reserve diversification, making it the top performing market this FY. Trading in Asian equity index futures was also profitable, with Chinese, Hong Kong, Korean and EEM emerging market index futures rating as four of the Fund’s top ten performers for the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
Catalyst/Millburn Hedge Strategy Fund - with load
S&P 500® Index
ICE BofA 3-Month U.S. Treasury Bill Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,674
$20,633
$19,443
$12,167
Dec-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Millburn Hedge Strategy Fund	Catalyst/Millburn Hedge Strategy Fund - with load	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Dec-2015	$10,000	$9,423	$10,000	$10,000
Jun-2016	$11,400	$10,743	$10,323	$10,016
Jun-2017	$12,144	$11,443	$12,171	$10,065
Jun-2018	$13,100	$12,345	$13,920	$10,202
Jun-2019	$13,904	$13,102	$15,370	$10,438
Jun-2020	$12,586	$11,860	$16,524	$10,608
Jun-2021	$17,173	$16,182	$23,265	$10,618
Jun-2022	$17,523	$16,513	$20,795	$10,636
Jun-2023	$17,969	$16,933	$24,869	$11,021
Jun-2024	$20,711	$19,517	$30,976	$11,620
Jun-2025	$20,633	$19,443	$35,674	$12,167

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2015)
Catalyst/Millburn Hedge Strategy Fund
Without Load	-0.38%	10.39%	7.92%
With Load	-6.11%	9.09%	7.24%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.08%
S&P 500® Index	15.16%	16.64%	14.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,212,377,404
  Number of Portfolio Holdings278
  Advisory Fee $138,629,396
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class A (MBXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MBXAX

Catalyst/Millburn Hedge Strategy Fund

Class C (MBXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$289	2.91%

How did the Fund perform during the reporting period?

The Fund was nearly flat for the fiscal year ended June 30, 2025. Gains from long ETF positions in the Equity Component and from trading stock index and metal futures in the Fund’s Futures Component offset losses from trading energy futures, interest rate futures, and currency futures and forwards in the Fund’s Futures Component.

In terms of the Fund’s Equity Component, long positions in equity ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-cap ETFs, leading the way.

The Futures Component saw losses from trading in energy futures, with long Brent crude oil, WTI crude oil, and London gas oil positions being three of the year’s worst performers due to weakening demand and increasing OPEC+ and non-OPEC+ supplies. Trading of interest rate futures was also unprofitable, as a short U.S. 2-year note futures position posted a loss early in the period. Elsewhere, a predominantly long U.S. dollar/Swiss franc trade and trading in the U.S. dollar versus both the pound sterling and the Mexican peso produced three of the Fund’s top ten losses for the period. Conversely, a long gold futures trade was profitable due to persistent safe haven demand and central bank purchases for reserve diversification, making it the top performing market this FY. Trading in Asian equity index futures was also profitable, with Chinese, Hong Kong, Korean and EEM emerging market index futures rating as four of the Fund’s top ten performers for the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$35,674
$19,200
$12,167
Dec-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Jun-2016	$11,352	$10,016	$10,323
Jun-2017	$12,007	$10,065	$12,171
Jun-2018	$12,850	$10,202	$13,920
Jun-2019	$13,536	$10,438	$15,370
Jun-2020	$12,162	$10,608	$16,524
Jun-2021	$16,470	$10,618	$23,265
Jun-2022	$16,683	$10,636	$20,795
Jun-2023	$16,977	$11,021	$24,869
Jun-2024	$19,422	$11,620	$30,976
Jun-2025	$19,200	$12,167	$35,674

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2015)
Catalyst/Millburn Hedge Strategy Fund	-1.14%	9.56%	7.10%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.08%
S&P 500® Index	15.16%	16.64%	14.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,212,377,404
  Number of Portfolio Holdings278
  Advisory Fee $138,629,396
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class C (MBXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MBXCX

Catalyst/Millburn Hedge Strategy Fund

Class I (MBXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$191	1.91%

How did the Fund perform during the reporting period?

The Fund was nearly flat for the fiscal year ended June 30, 2025. Gains from long ETF positions in the Equity Component and from trading stock index and metal futures in the Fund’s Futures Component offset losses from trading energy futures, interest rate futures, and currency futures and forwards in the Fund’s Futures Component.

In terms of the Fund’s Equity Component, long positions in equity ETFs were broadly profitable, with U.S. focused ETFs, especially small and mid-cap ETFs, leading the way.

The Futures Component saw losses from trading in energy futures, with long Brent crude oil, WTI crude oil, and London gas oil positions being three of the year’s worst performers due to weakening demand and increasing OPEC+ and non-OPEC+ supplies. Trading of interest rate futures was also unprofitable, as a short U.S. 2-year note futures position posted a loss early in the period. Elsewhere, a predominantly long U.S. dollar/Swiss franc trade and trading in the U.S. dollar versus both the pound sterling and the Mexican peso produced three of the Fund’s top ten losses for the period. Conversely, a long gold futures trade was profitable due to persistent safe haven demand and central bank purchases for reserve diversification, making it the top performing market this FY. Trading in Asian equity index futures was also profitable, with Chinese, Hong Kong, Korean and EEM emerging market index futures rating as four of the Fund’s top ten performers for the reporting period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Millburn Hedge Strategy Fund
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$35,936
$22,084
$12,171
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$11,932	$10,019	$10,399
Jun-2017	$12,747	$10,068	$12,260
Jun-2018	$13,779	$10,205	$14,023
Jun-2019	$14,663	$10,441	$15,483
Jun-2020	$13,306	$10,611	$16,645
Jun-2021	$18,200	$10,621	$23,436
Jun-2022	$18,620	$10,639	$20,948
Jun-2023	$19,137	$11,024	$25,053
Jun-2024	$22,115	$11,623	$31,204
Jun-2025	$22,084	$12,171	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	-0.14%	10.66%	8.25%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	1.98%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$8,212,377,404
  Number of Portfolio Holdings278
  Advisory Fee $138,629,396
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Millburn Hedge Strategy Fund - Class I (MBXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-MBXIX

Catalyst/Warrington Strategic Program Fund

Class A (CWXAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$228	2.24%

How did the Fund perform during the reporting period?

The Fund achieved a gain of +3.87% for the fiscal year ended June 30, 2025, as the Fund deftly navigated a multitude of economic and geopolitical challenges throughout the year.

The major development in the U.S. was the re-election of President Trump. The buoyant market reaction was interrupted by a few months of volatility as tariffs and various geopolitical events led to increased uncertainty. This general unease can often lead to option pricing remaining elevated, but during many periods over the last year, volatility has plummeted as investor complacency has soared.

Despite less-than-ideal volatility trends, the Fund was able to deliver a positive net return. The VIX experienced two separate extreme spikes higher, but those moves quickly reversed. Nevertheless, we consistently observe robust demand with respect to very deep out-of-the-money put options, enabling us to engage in attractive spread trades on behalf of the Fund.

In the context of this unprecedented market environment, we are relatively pleased with the Fund's performance over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Warrington Strategic Program Fund
Catalyst/Warrington Strategic Program Fund - with load
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$9,961
$9,391
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Warrington Strategic Program Fund	Catalyst/Warrington Strategic Program Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,427	$10,000
Jun-2016	$10,639	$10,030	$10,399
Jun-2017	$8,896	$8,386	$12,260
Jun-2018	$8,338	$7,860	$14,023
Jun-2019	$8,121	$7,655	$15,483
Jun-2020	$7,873	$7,422	$16,645
Jun-2021	$8,245	$7,772	$23,436
Jun-2022	$9,009	$8,493	$20,948
Jun-2023	$9,273	$8,742	$25,053
Jun-2024	$9,590	$9,041	$31,204
Jun-2025	$9,961	$9,391	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund
Without Load	3.87%	4.82%	-0.04%
With Load	-2.13%	3.60%	-0.63%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$75,715,031
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$1,469,974
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.5%
Purchased Options	0.1%
U.S. Government & Agencies	88.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

U.S. Treasury Obligations
78.6%
Money Market Funds
10.2%
Other Assets in Excess of Liabilities
11.2%

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	10.2%
U.S. Treasury Obligations	78.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 2.797%, 07/03/25	52.8%
United States Treasury Bill, 3.969%, 01/22/26	25.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Warrington Strategic Program Fund - Class A (CWXAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CWXAX

Catalyst/Warrington Strategic Program Fund

Class C (CWXCX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$304	2.99%

How did the Fund perform during the reporting period?

The Fund achieved a gain of +3.14% for the fiscal year ended June 30, 2025, as the Fund deftly navigated a multitude of economic and geopolitical challenges throughout the year.

The major development in the U.S. was the re-election of President Trump. The buoyant market reaction was interrupted by a few months of volatility as tariffs and various geopolitical events led to increased uncertainty. This general unease can often lead to option pricing remaining elevated, but during many periods over the last year, volatility has plummeted as investor complacency has soared.

Despite less-than-ideal volatility trends, the Fund was able to deliver a positive net return. The VIX experienced two separate extreme spikes higher, but those moves quickly reversed. Nevertheless, we consistently observe robust demand with respect to very deep out-of-the-money put options, enabling us to engage in attractive spread trades on behalf of the Fund.

In the context of this unprecedented market environment, we are relatively pleased with the Fund's performance over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Warrington Strategic Program Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$9,255
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Warrington Strategic Program Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,573	$10,399
Jun-2017	$8,773	$12,260
Jun-2018	$8,153	$14,023
Jun-2019	$7,880	$15,483
Jun-2020	$7,586	$16,645
Jun-2021	$7,891	$23,436
Jun-2022	$8,553	$20,948
Jun-2023	$8,742	$25,053
Jun-2024	$8,973	$31,204
Jun-2025	$9,255	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	3.14%	4.06%	-0.77%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$75,715,031
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$1,469,974
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.5%
Purchased Options	0.1%
U.S. Government & Agencies	88.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	10.2%
U.S. Treasury Obligations	78.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 2.797%, 07/03/25	52.8%
United States Treasury Bill, 3.969%, 01/22/26	25.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Warrington Strategic Program Fund - Class C (CWXCX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CWXCX

Catalyst/Warrington Strategic Program Fund

Class I (CWXIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$203	1.99%

How did the Fund perform during the reporting period?

The Fund achieved a gain of +4.16% for the fiscal year ended June 30, 2025, as the Fund deftly navigated a multitude of economic and geopolitical challenges throughout the year.

The major development in the U.S. was the re-election of President Trump. The buoyant market reaction was interrupted by a few months of volatility as tariffs and various geopolitical events led to increased uncertainty. This general unease can often lead to option pricing remaining elevated, but during many periods over the last year, volatility has plummeted as investor complacency has soared.

Despite less-than-ideal volatility trends, the Fund was able to deliver a positive net return. The VIX experienced two separate extreme spikes higher, but those moves quickly reversed. Nevertheless, we consistently observe robust demand with respect to very deep out-of-the-money put options, enabling us to engage in attractive spread trades on behalf of the Fund.

In the context of this unprecedented market environment, we are relatively pleased with the Fund's performance over the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Warrington Strategic Program Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$35,936
$10,230
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Warrington Strategic Program Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,674	$10,399
Jun-2017	$8,948	$12,260
Jun-2018	$8,403	$14,023
Jun-2019	$8,208	$15,483
Jun-2020	$7,971	$16,645
Jun-2021	$8,372	$23,436
Jun-2022	$9,174	$20,948
Jun-2023	$9,469	$25,053
Jun-2024	$9,822	$31,204
Jun-2025	$10,230	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	4.16%	5.12%	0.23%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$75,715,031
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$1,469,974
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.5%
Purchased Options	0.1%
U.S. Government & Agencies	88.4%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	10.2%
U.S. Treasury Obligations	78.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 2.797%, 07/03/25	52.8%
United States Treasury Bill, 3.969%, 01/22/26	25.8%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Warrington Strategic Program Fund - Class I (CWXIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CWXIX

Catalyst/Welton Advantage Multi-Strategy Fund

Class A (CWEAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$214	2.24%

How did the Fund perform during the reporting period?

The fiscal year ended June 30, 2025 presented a significantly challenging environment for the Fund. While the single equities sub-portfolio performed broadly in line with its benchmark, contributing a relatively stable element to the portfolio, the Fund's overall returns were negatively impacted by heightened volatility on the derivative side. This was particularly pronounced within the Fixed Income and Currency (FX) markets.

The first half of calendar year 2025 proved exceptionally difficult, characterized by swift trend reversals and a pervasive lack of sustained momentum across various asset classes. Geopolitical shifts and evolving macroeconomic narratives, particularly those influenced by new tariff policies enacted by the Trump administration, introduced considerable uncertainty. These factors directly contributed to the large movements and unpredictability we observed in FX and Fixed Income, impacting our derivative positions.

Despite these considerable headwinds, the Fund maintained its diversified approach. This diversified strategy, coupled with active risk management, allowed the Fund to adapt and, notably, we observed an improved performance trend towards the end of the fiscal year as some of the initial market shocks began to stabilize.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Welton Advantage Multi-Strategy Fund
Catalyst/Welton Advantage Multi-Strategy Fund - with load
S&P 500® Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,066
$16,657
$15,699
Aug-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Welton Advantage Multi-Strategy Fund	Catalyst/Welton Advantage Multi-Strategy Fund - with load	S&P 500® Index
Aug-2020	$10,000	$9,425	$10,000
Jun-2021	$13,978	$13,174	$12,434
Jun-2022	$16,097	$15,172	$11,114
Jun-2023	$16,280	$15,344	$13,292
Jun-2024	$18,165	$17,121	$16,556
Jun-2025	$16,657	$15,699	$19,066

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund
Without Load	-8.30%	11.14%
With Load	-13.57%	9.79%
S&P 500® Index	15.16%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Fund Statistics

  Net Assets$49,386,500
  Number of Portfolio Holdings255
  Advisory Fee (net of waivers)$491,963
  Portfolio Turnover2,575%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.1%
Industrials
10.9%
Financials
10.5%
Money Market Funds
8.7%
Communications
6.8%
Consumer Discretionary
5.2%
Energy
4.7%
Utilities
4.3%
Real Estate
4.0%
Health Care
2.6%
Consumer Staples
2.2%
Materials
2.1%
Other Assets in Excess of Liabilities
17.9%

Value	Value
Other Assets in Excess of Liabilities	17.9%
Materials	2.1%
Consumer Staples	2.2%
Health Care	2.6%
Real Estate	4.0%
Utilities	4.3%
Energy	4.7%
Consumer Discretionary	5.2%
Communications	6.8%
Money Market Funds	8.7%
Financials	10.5%
Industrials	10.9%
Technology	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	1.5%
Alphabet, Inc.	1.5%
NVIDIA Corporation	1.5%
Bank of America Corporation	1.4%
Microsoft Corporation	1.4%
Meta Platforms, Inc.	1.4%
Apple, Inc.	1.3%
JPMorgan Chase & Company	1.1%
Mastercard, Inc.	1.0%
Broadcom, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Welton Advantage Multi-Strategy Fund - Class A (CWEAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CWEAX

Catalyst/Welton Advantage Multi-Strategy Fund

Class C (CWECX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$286	2.99%

How did the Fund perform during the reporting period?

The fiscal year ended June 30, 2025 presented a significantly challenging environment for the Fund. While the single equities sub-portfolio performed broadly in line with its benchmark, contributing a relatively stable element to the portfolio, the Fund's overall returns were negatively impacted by heightened volatility on the derivative side. This was particularly pronounced within the Fixed Income and Currency (FX) markets.

The first half of calendar year 2025 proved exceptionally difficult, characterized by swift trend reversals and a pervasive lack of sustained momentum across various asset classes. Geopolitical shifts and evolving macroeconomic narratives, particularly those influenced by new tariff policies enacted by the Trump administration, introduced considerable uncertainty. These factors directly contributed to the large movements and unpredictability we observed in FX and Fixed Income, impacting our derivative positions.

Despite these considerable headwinds, the Fund maintained its diversified approach. This diversified strategy, coupled with active risk management, allowed the Fund to adapt and, notably, we observed an improved performance trend towards the end of the fiscal year as some of the initial market shocks began to stabilize.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Welton Advantage Multi-Strategy Fund
S&P 500® Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,066
$16,197
Aug-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$13,894	$12,434
Jun-2022	$15,882	$11,114
Jun-2023	$15,942	$13,292
Jun-2024	$17,670	$16,556
Jun-2025	$16,197	$19,066

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-8.34%	10.50%
S&P 500® Index	15.16%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Fund Statistics

  Net Assets$49,386,500
  Number of Portfolio Holdings255
  Advisory Fee (net of waivers)$491,963
  Portfolio Turnover2,575%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.9%
Materials	2.1%
Consumer Staples	2.2%
Health Care	2.6%
Real Estate	4.0%
Utilities	4.3%
Energy	4.7%
Consumer Discretionary	5.2%
Communications	6.8%
Money Market Funds	8.7%
Financials	10.5%
Industrials	10.9%
Technology	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	1.5%
Alphabet, Inc.	1.5%
NVIDIA Corporation	1.5%
Bank of America Corporation	1.4%
Microsoft Corporation	1.4%
Meta Platforms, Inc.	1.4%
Apple, Inc.	1.3%
JPMorgan Chase & Company	1.1%
Mastercard, Inc.	1.0%
Broadcom, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Welton Advantage Multi-Strategy Fund - Class C (CWECX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CWECX

Catalyst/Welton Advantage Multi-Strategy Fund

Class I (CWEIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to June 30, 2025.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$190	1.99%

How did the Fund perform during the reporting period?

The fiscal year ended June 30, 2025 presented a significantly challenging environment for the Fund. While the single equities sub-portfolio performed broadly in line with its benchmark, contributing a relatively stable element to the portfolio, the Fund's overall returns were negatively impacted by heightened volatility on the derivative side. This was particularly pronounced within the Fixed Income and Currency (FX) markets.

The first half of calendar year 2025 proved exceptionally difficult, characterized by swift trend reversals and a pervasive lack of sustained momentum across various asset classes. Geopolitical shifts and evolving macroeconomic narratives, particularly those influenced by new tariff policies enacted by the Trump administration, introduced considerable uncertainty. These factors directly contributed to the large movements and unpredictability we observed in FX and Fixed Income, impacting our derivative positions.

Despite these considerable headwinds, the Fund maintained its diversified approach. This diversified strategy, coupled with active risk management, allowed the Fund to adapt and, notably, we observed an improved performance trend towards the end of the fiscal year as some of the initial market shocks began to stabilize.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/Welton Advantage Multi-Strategy Fund
S&P 500® Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$19,066
$16,857
Aug-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025

	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$14,006	$12,434
Jun-2022	$16,170	$11,114
Jun-2023	$16,394	$13,292
Jun-2024	$18,338	$16,556
Jun-2025	$16,857	$19,066

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-8.08%	11.42%
S&P 500® Index	15.16%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Fund Statistics

  Net Assets$49,386,500
  Number of Portfolio Holdings255
  Advisory Fee (net of waivers)$491,963
  Portfolio Turnover2,575%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.9%
Materials	2.1%
Consumer Staples	2.2%
Health Care	2.6%
Real Estate	4.0%
Utilities	4.3%
Energy	4.7%
Consumer Discretionary	5.2%
Communications	6.8%
Money Market Funds	8.7%
Financials	10.5%
Industrials	10.9%
Technology	20.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	1.5%
Alphabet, Inc.	1.5%
NVIDIA Corporation	1.5%
Bank of America Corporation	1.4%
Microsoft Corporation	1.4%
Meta Platforms, Inc.	1.4%
Apple, Inc.	1.3%
JPMorgan Chase & Company	1.1%
Mastercard, Inc.	1.0%
Broadcom, Inc.	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Catalyst/Welton Advantage Multi-Strategy Fund - Class I (CWEIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-CWEIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025        $268,652

2024        $206,379

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025        $23,986

2024        $24,667

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Catalyst/Warrington Strategic Program Fund
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATRFX)
Catalyst/Welton Advantage Multi-Strategy Fund
(CWEAX, CWECX, CWEIX)
Catalyst/Aspect Enhanced Multi-Asset Fund
(CASAX, CASCX, CASIX)
Catalyst Nasdaq-100 Hedged Equity Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst Buffered Shield Fund
(SHIEX, SHINX, SHIIX)

June 30, 2025

Mutual Fund Series Trust

CATALYST FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 45
Statements of Operations	Page 47
Statements of Changes in Net Assets	Page 49
Financial Highlights	Page 53
Notes to Financial Statements	Page 67
Report of Independent Registered Public Accounting Firm	Page 89
Additional Information	Page 91

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 78.6%
	U.S. TREASURY BILLS — 78.6%
40,000,000	United States Treasury Bill(a),(f)	2.7967	07/03/25	$39,990,677
20,000,000	United States Treasury Bill(a)	3.9694	01/22/26	19,545,726
				59,536,403
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $59,541,050)			59,536,403

Shares
	SHORT-TERM INVESTMENTS — 10.2%
	MONEY MARKET FUNDS - 10.2%
7,711,374	First American Treasury Obligations Fund, Class X, 4.21%(b)	7,711,374
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,711,374)	7,711,374

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.0%(d)
640	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	$6,450	$206,400,000	$4,800
200	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	6,450	64,500,000	1,500
640	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	6,650	212,800,000	1,600
200	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	6,650	66,500,000	500
	TOTAL CALL OPTIONS PURCHASED (Cost - $21,000)					8,400

	PUT OPTIONS PURCHASED - 0.1%
1,000	S&P Emini Future, Maturing July 2025	ADM	07/02/2025	$5,075	$253,750,000	$2,500
400	S&P Emini Future, Maturing July 2025	FCS	07/02/2025	5,075	101,500,000	1,000
640	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	5,550	177,600,000	1,600
200	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	5,550	55,500,000	500
320	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	5,850	93,600,000	2,400
100	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	5,850	29,250,000	750
680	S&P Emini Future, Maturing July 2025	ADM	07/09/2025	5,600	190,400,000	15,300
200	S&P Emini Future, Maturing July 2025	FCS	07/09/2025	5,600	56,000,000	4,500
340	S&P Emini Future, Maturing July 2025	ADM	07/09/2025	5,900	100,300,000	24,650
100	S&P Emini Future, Maturing July 2025	FCS	07/09/2025	5,900	29,500,000	7,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $229,500)					60,450

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $250,500)					68,850

The accompanying notes are an integral part of these financial statements.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Fair Value
TOTAL INVESTMENTS - 88.9% (Cost $67,502,924)	$67,316,627
CALL OPTIONS WRITTEN – (0.0)%(e) (Premiums received - $12,600)	(4,200)
PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $214,200)	(56,800)
OTHER ASSETS IN EXCESS OF LIABILITIES- 11.2%	8,459,404
NET ASSETS - 100.0%	$75,715,031

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	CALL OPTIONS WRITTEN- 0.0%(e)
1,280	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	$6,550	$419,200,000	$3,200
400	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	6,550	131,000,000	1,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $12,600)					4,200

	PUT OPTIONS WRITTEN - 0.1%
1,280	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	$5,250	$336,000,000	$3,200
400	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	5,250	105,000,000	1,000
640	S&P Emini Future, Maturing July 2025	ADM	07/03/2025	5,700	182,400,000	3,200
200	S&P Emini Future, Maturing July 2025	FCS	07/03/2025	5,700	57,000,000	1,000
1,360	S&P Emini Future, Maturing July 2025	ADM	07/09/2025	5,300	360,400,000	13,600
400	S&P Emini Future, Maturing July 2025	FCS	07/09/2025	5,300	106,000,000	4,000
680	S&P Emini Future, Maturing July 2025	ADM	07/09/2025	5,750	195,500,000	23,800
200	S&P Emini Future, Maturing July 2025	FCS	07/09/2025	5,750	57,500,000	7,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $214,200)					56,800

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $226,800)					$61,000

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

(e)	Percentage rounds to greater than (0.1%).

(f)	All or a portion held as collateral for options.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 15.6%
	FIXED INCOME - 15.6%
265,046	Catalyst International Income Opportunities Fund(a)	$32,605,930

	TOTAL OPEN END FUNDS (Cost $30,000,000)	32,605,930

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 0.2%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	225,910

	SPECIALTY FINANCE — 0.1%
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	221,288

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			447,198

	CORPORATE BONDS — 28.8%
	AEROSPACE & DEFENSE — 4.4%
9,090,000	RTX Corporation	3.9500	08/16/25	9,079,288

	BIOTECH & PHARMA — 3.1%
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,468,358

	FOOD — 3.8%
7,960,000	Kraft Heinz Foods Company	3.0000	06/01/26	7,857,607

	LEISURE FACILITIES & SERVICES — 3.8%
8,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	7,967,919

	RETAIL - DISCRETIONARY — 4.7%
9,700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	9,696,066

	SEMICONDUCTORS — 4.3%
9,000,000	Intel Corporation	4.8750	02/10/26	9,014,066

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 28.8% (Continued)
	TECHNOLOGY SERVICES — 4.7%
10,000,000	International Business Machines Corporation	3.3000	05/15/26	$9,908,054

	TOTAL CORPORATE BONDS (Cost $59,824,078)			59,991,358

		Discount Rate
		(%)
	U.S. GOVERNMENT & AGENCIES — 54.3%
	U.S. TREASURY BILLS — 54.3%
43,080,000	United States Treasury Bill(b),(c),(e)	3.7650	07/10/25	43,034,945
15,000,000	United States Treasury Bill(b),(c),(e)	4.1304	08/07/25	14,934,603
9,000,000	United States Treasury Bill(b),(c),(e)	4.1746	10/02/25	8,901,897
20,500,000	United States Treasury Bill(b),(e)	3.8895	02/19/26	19,981,728
19,000,000	United States Treasury Bill(b),(e)	3.8786	03/19/26	18,463,670
8,050,000	United States Treasury Bill(b),(c),(e)	3.8261	04/16/26	7,801,886
				113,118,729
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $113,162,877)			113,118,729

Shares
	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUNDS - 7.0%
14,525,228	First American Treasury Obligations Fund, Class X, 4.21%(c),(d)	14,525,228

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,525,228)	14,525,228

	TOTAL INVESTMENTS - 105.9% (Cost $217,936,443)	$220,688,443
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.9)%	(12,204,662)
	NET ASSETS - 100.0%	$208,483,781

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(e)	This security is segregated as Collateral for a Swap Contract.

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

TOTAL RETURN SWAPS - (5.8) %

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The Barclays BEFSRPPM Index (“BEFSRPPM Strategy”) is a rules-based strategy designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BEFSRPPM Strategy is comprised of thirteen rules- based Index components created by Barclays.**

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.***

Custom Asset Series X1 Excess Return Strategy (“RCXTCAX1”) is a rules-based index containing strategies across a mix of non-commodity asset classes which look to invest in premias including carry, volatility, trend and relative value. The index has 13 components which comprise the broader index.

Custom Asset Series X2 Excess Return Strategy (“RCXTCAX2”) is a rules-based index containing two commodities strategies (one based on carry and the other on curve RV).

The XRJPCT12 is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. We add a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. ****

Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
34,470	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index *	Maturity	(151,323,876)	BNP Paribas	1/12/2026	0.2000%	—	$(10,794,398)
34,470	BNP Paribas Catalyst Systematic Alpha Commodities Index +*	Monthly	(142,262,647)	BNP Paribas	1/12/2026	0.2000%	—	(524,185)
5,350	CIBC Multi Asset Systematic Alpha Index +***	Monthly	(13,965,681)	CIBC	4/30/2026	0.1000%	—	(1,272)
16,522	Barclays BEFSRPPM Index**	Maturity	(10,000,000)	Barclays	4/7/2026	0.0000%	—	(439,231)
179,083	Custom Asset Series X1 Excess Return Strategy	Monthly	(14,532,585)	Goldman Sachs	2/12/2026	1.0690%	—	(264,719)
179,083	Custom Asset Series X2 Excess Return Strategy +	Monthly	(3,364,970)	Goldman Sachs	2/12/2026	0.7170%	—	116,854
8,197	J.P. Morgan XRJPCT12 Index +****	Quarterly	(19,099,823)	JP Morgan	12/3/2025	0.2800%	—	(244,366)
								$(12,151,317)

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIIRPPM

***	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

****	Additional information can be found on http://www.jpmorganindices.com/indices/XRJPCT12

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Custom Asset Series X1 Excess Return Strategy Total Return SwapTop 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series X1 Excess Return Strategy Total Return Swap.

Credit Default Swaps

Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(4,594,588)	CDX.NA.HY.44-V1.5Y	Goldman Sachs	Pay	0.0500	6/20/2030	(4,594,588)	352,455
(11,043,724)	CDX.NA.IG.44-V1.5Y	Goldman Sachs	Pay	0.0100	6/20/2030	(11,043,724)	247,786
(9,373,772)	iTraxx Europe.43-V1.5Y	Goldman Sachs	Pay	0.0100	6/20/2030	(9,373,772)	237,986

Equity Forwards

Contracts	Name	Counterparty				Notional	Value and Unrealized Appreciation (Depreciation)
(1,334)	S&P 500 Index	Goldman Sachs				(8,279,622)	—
(787)	S&P 500 Index	Goldman Sachs				(4,880,898)	—
711	S&P 500 Index	Goldman Sachs				4,413,891	—

Open Long Futures

Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
34,667	Euro BTPs				9/8/2025	4,923,916	—
38,300	Euro OATs				9/8/2025	5,567,721	—
89,174	Ultra 10yr US Notes				9/19/2025	10,154,858	—
42,417	US Treasury Bond				9/19/2025	4,865,809	—

Options Purchased

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
674	S&P 500 Index	Goldman Sachs		7/18/2025	2,700	4,180,164	51
4,145,332	Swaption 2Yr Interest rates	Goldman Sachs	Call	8/1/2025	0.0330	4,145,332	19,729
4,145,332	Swaption 2Yr Interest rates	Goldman Sachs	Call	7/30/2027	0.0360	4,145,332	100,068
4,145,332	Swaption 2Yr Interest rates	Goldman Sachs	Put	8/1/2025	0.0330	4,145,332	4,099
4,145,332	Swaption 2Yr Interest rates	Goldman Sachs	Put	7/30/2027	0.0360	4,145,332	99,550
4,110,364	Swaption 2Yr Interest rates	Goldman Sachs	Call	7/23/2027	0.0380	4,110,364	84,289
4,110,364	Swaption 2Yr Interest rates	Goldman Sachs	Call	7/25/2025	0.0340	4,110,364	8,938
4,110,364	Swaption 2Yr Interest rates	Goldman Sachs	Put	7/23/2027	0.0380	4,110,364	115,895
4,110,364	Swaption 2Yr Interest rates	Goldman Sachs	Put	7/25/2025	0.0340	4,110,364	7,428
4,093,472	Swaption 2Yr Interest rates	Goldman Sachs	Call	7/2/2027	0.0350	4,093,472	108,504
4,093,472	Swaption 2Yr Interest rates	Goldman Sachs	Call	7/7/2025	0.0330	4,093,472	12,736

Options Written

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(1,922)	S&P 500 Index	Goldman Sachs		7/3/2025	$ 6,295	(11,924,169)	(4,454)
(1,758)	S&P 500 Index	Goldman Sachs		7/3/2025	6,290	(10,906,497)	(4,967)
(1,284)	S&P 500 Index	Goldman Sachs		7/3/2025	6,260	(7,964,580)	(10,336)
(5,793,110)	iTraxx Europe.43-V1.5Y	Goldman Sachs		7/16/2025	55	(6,800,242)	(5,071)
(5,692,115)	iTraxx Europe.43-V1.5Y	Goldman Sachs		7/16/2025	60	(6,681,689)	(1,983)
(5,457,904)	iTraxx Europe.43-V1.5Y	Goldman Sachs		7/16/2025	53	(6,406,761)	(1,778)
(6,264,214)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		7/16/2025	53	(6,264,214)	(5,793)
(6,031,822)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		7/16/2025	58	(6,031,822)	(1,165)
(5,834,920)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		7/16/2025	50	(5,834,920)	(2,458)
(4,961,707)	iTraxx Europe.43-V1.5Y	Goldman Sachs		7/16/2025	63	(5,824,299)	(1,274)
(5,635,103)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		7/16/2025	60	(5,635,103)	(860)
(889)	S&P 500 Index	Goldman Sachs		7/3/2025	6,325	(5,515,698)	(621)
(871)	S&P 500 Index	Goldman Sachs		7/11/2025	6,380	(5,407,046)	(3,484)
(751)	S&P 500 Index	Goldman Sachs		7/3/2025	6,270	(4,657,760)	(4,391)
(4,436,866)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		7/16/2025	55	(4,436,866)	(8,073)
(3,671,214)	iTraxx Europe.43-V1.5Y	Goldman Sachs		7/16/2025	58	(4,309,454)	(6,788)
(679)	S&P 500 Index	Goldman Sachs		7/11/2025	6,350	(4,214,892)	(4,902)
(4,145,332)	Swaption 2Yr Interest rates	Goldman Sachs	Call	8/1/2025	0.0350	(4,145,332)	(38,284)
(4,145,332)	Swaption 2Yr Interest rates	Goldman Sachs	Put	8/1/2025	0.0350	(4,145,332)	(22,459)
(4,110,364)	Swaption 2Yr Interest rates	Goldman Sachs	Call	7/25/2025	0.0370	(4,110,364)	(12,855)
(4,110,364)	Swaption 2Yr Interest rates	Goldman Sachs	Put	7/25/2025	0.0370	(4,110,364)	(42,455)

Interest Rate Swaps

Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(8,766,691)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0400	7/16/2035	(8,766,691)	180,324
(7,810,825)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0390	7/23/2035	(7,810,825)	95,643
(6,446,804)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0390	7/23/2035	(6,446,804)	78,841
(5,278,382)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0390	7/30/2035	(5,278,382)	60,246
5,094,628	10yr Point On US Dollar	Goldman Sachs	Receive	0.0390	7/9/2035	5,094,628	(61,946)
(4,784,696)	20yr Point On US Dollar	Goldman Sachs	Pay	0.0420	7/17/2045	(4,784,696)	125,272
4,755,213	20yr Point On US Dollar	Goldman Sachs	Receive	0.0400	7/31/2045	4,755,213	(6,511)
4,100,142	10yr Point On US Dollar	Goldman Sachs	Receive	0.0380	7/16/2035	4,100,142	(39,647)

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Custom Asset Series X2 Excess Return Strategy Total Return SwapTop 50 Holdings

Open Long Futures

Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
270	Aluminum				09/2025	701,999	—
19,396	Brent Crude Oil				11/2025	1,265,616	—
136,971	Coffee				09/2025	411,050	—
272,822	Copper HG				09/2025	1,386,617	—
86,680	Copper HG				12/2025	446,231	—
243,190	Corn				09/2025	995,253	—
207,642	Corn				03/2026	915,700	—
339,285	Live Cattle				10/2025	713,092	—
216,118	Natural Gas				01/2026	1,048,603	—
73,569	Soybean				08/2025	757,575	—
55,705	Soybean				11/2025	572,086	—
53,653	Soybean				03/2026	565,902	—
740,093	Soybean Oil				03/2026	390,843	—
2,692,591	Sugar				03/2026	456,125	—
17,207	WTI Crude Oil				09/2025	1,098,673	—

Open Short Futures

Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
(300)	Aluminum				09/2025	(780,087)	—
(18,949)	Brent Crude Oil				09/2025	(1,264,648)	—
(94,636)	Chicago Wheat				09/2025	(509,378)	—
(170,498)	Coffee				09/2025	(511,664)	—
(232,810)	Copper HG				09/2025	(1,183,257)	—
(223,158)	Corn				09/2025	(913,275)	—
(744)	Gasoil				09/2025	(485,603)	—
(170,528)	Heating Oil				09/2025	(383,995)	—
(397,934)	Lean Hogs				08/2025	(427,779)	—
(333,757)	Live Cattle				08/2025	(713,823)	—
(465,905)	Natural Gas				09/2025	(1,626,009)	—
(28)	Nickel				09/2025	(431,648)	—
(191,978)	RBOB Gasoline				09/2025	(392,057)	—
(108,719)	Soybean				11/2025	(1,116,546)	—
(2,113)	Soybean Meal				12/2025	(611,317)	—
(1,482,155)	Soybean Oil				12/2025	(781,837)	—
(2,798,941)	Sugar				10/2025	(453,428)	—
(17,207)	WTI Crude Oil				09/2025	(1,098,673)	—
(143)	Zinc				09/2025	(394,732)	—

Options Purchased

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
10,577	Brent Crude Oil	Goldman Sachs	Put	7/28/2025	56.00	705,899	1,904
8,172	Brent Crude Oil	Goldman Sachs	Put	7/28/2025	55.50	545,375	1,389
7,653	Brent Crude Oil	Goldman Sachs	Call	7/28/2025	78.50	510,748	2,143
7,539	Brent Crude Oil	Goldman Sachs	Call	7/28/2025	78.00	503,170	2,186
7,484	Brent Crude Oil	Goldman Sachs	Call	7/28/2025	79.00	499,480	2,021
6,004	Brent Crude Oil	Goldman Sachs	Call	7/28/2025	79.50	400,729	1,561
5,978	Brent Crude Oil	Goldman Sachs	Call	8/26/2025	82.00	393,730	2,212
5,875	Brent Crude Oil	Goldman Sachs	Put	8/26/2025	53.00	386,944	2,115

Options Written

Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(101,600)	Corn	Goldman Sachs	Call	7/25/2025	4.35	(415,800)	(2,667)
(103,676)	Corn	Goldman Sachs	Call	7/25/2025	4.55	(424,292)	(907)
(128,216)	Corn	Goldman Sachs	Call	7/25/2025	4.60	(524,722)	(962)
(149,529)	Corn	Goldman Sachs	Call	7/25/2025	4.45	(611,947)	(2,243)
(44,522)	Soybean	Goldman Sachs	Call	7/25/2025	10.70	(458,465)	(2,059)
(52,324)	Soybean	Goldman Sachs	Call	7/25/2025	11.30	(538,810)	(392)
(52,993)	Soybean	Goldman Sachs	Call	7/25/2025	10.90	(545,700)	(1,259)
(56,430)	Soybean	Goldman Sachs	Call	7/25/2025	11.00	(581,091)	(988)

The accompanying notes are an integral part of these financial statements.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

J.P. Morgan XRJPCT12 Index Total Return Swap Holdings

Shares	Name	Fair Value
19.57	J.P. Morgan Locator Curve Carry Index (JMABLCCU)	4,583
7.75	J.P. Morgan FX Neo Carry Index (JMFXTNCL)	1,500
1.29	J.P. Morgan Cross Asset Trend Following Index (AIJPLT2U)	896
16.88	J.P.Morgan ERP Global Trend 4 Factor Multi-Factor (L/S) USD Index (Series 1)(JPQTR4W1)	1,657
2.72	J.P. Morgan Helix 3 Index (JHLXH3US)	974
10.53	J.P. Morgan Intraday Bespoke Index (JPOSIOB5)	1,127
4.97	J.P. Morgan U.S. Technology Momentum QES Long Short Bespoke Index (JPUSNQIM)	1,015

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4%
	AEROSPACE & DEFENSE - 2.1%
907	Boeing Company (The)(a)	$190,044
907	General Dynamics Corporation	264,536
453	Howmet Aerospace, Inc.	84,317
453	L3Harris Technologies, Inc.	113,631
2,267	RTX Corporation	331,026
907	Textron, Inc.	72,823
		1,056,377
	ASSET MANAGEMENT - 1.5%
453	Apollo Global Management, Inc.	64,267
453	Blackrock, Inc.	475,311
453	Blackstone, Inc.	67,760
1,360	Charles Schwab Corporation (The)	124,086
		731,424
	AUTOMOTIVE - 1.0%
10,881	Ford Motor Company	118,059
2,267	General Motors Company	111,559
907	Tesla, Inc.(a)	288,118
		517,736
	BANKING - 4.2%
14,961	Bank of America Corporation	707,954
1,813	Citigroup, Inc.	154,323
453	Citizens Financial Group, Inc.	20,272
1,360	Fifth Third Bancorp	55,937
1,813	Huntington Bancshares, Inc.	30,386
1,813	JPMorgan Chase & Company	525,607
453	KeyCorporation	7,891
453	M&T Bank Corporation	87,877
453	PNC Financial Services Group, Inc. (The)	84,448
1,360	Regions Financial Corporation	31,987
1,360	Truist Financial Corporation	58,466
1,813	US Bancorp	82,038
3,173	Wells Fargo & Company	254,221
		2,101,407

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	BEVERAGES - 0.8%
4,534	Coca-Cola Company (The)	$320,781
3,627	Keurig Dr Pepper, Inc.	119,909
		440,690
	BIOTECH & PHARMA - 0.3%
453	Alnylam Pharmaceuticals, Inc.(a)	147,719

	CABLE & SATELLITE - 0.6%
453	Charter Communications, Inc., Class A(a)	185,191
2,720	Comcast Corporation, Class A	97,077
		282,268
	CHEMICALS - 1.1%
453	Air Products and Chemicals, Inc.	127,773
907	Ecolab, Inc.	244,383
453	Sherwin-Williams Company (The)	155,542
		527,698
	COMMERCIAL SUPPORT SERVICES - 0.9%
453	Cintas Corporation	100,960
453	Clean Harbors, Inc.(a)	104,725
453	Republic Services, Inc.	111,714
453	Waste Management, Inc.	103,655
		421,054
	CONSTRUCTION MATERIALS - 0.2%
453	Vulcan Materials Company	118,151

	CONTAINERS & PACKAGING - 0.2%
453	Packaging Corporation of America	85,368

	DATA CENTER REIT - 0.3%
907	Digital Realty Trust, Inc.	158,117

	DIVERSIFIED INDUSTRIALS - 2.4%
907	3M Company	138,082
453	Dover Corporation	83,003
1,360	Emerson Electric Company	181,329

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 2.4% (Continued)
907	General Electric Company	$233,453
1,813	Honeywell International, Inc.	422,211
453	Illinois Tool Works, Inc.	112,004
		1,170,082
	E-COMMERCE DISCRETIONARY - 0.2%
1,360	eBay, Inc.	101,266

	ELECTRIC UTILITIES - 4.2%
907	Ameren Corporation	87,108
907	American Electric Power Company, Inc.	94,110
907	CMS Energy Corporation	62,837
907	Consolidated Edison, Inc.	91,017
2,267	Dominion Energy, Inc.	128,131
453	DTE Energy Company	60,004
1,360	Duke Energy Corporation	160,480
907	Entergy Corporation	75,390
1,813	Eversource Energy	115,343
1,813	Exelon Corporation	78,720
2,267	FirstEnergy Corporation	91,269
4,987	NextEra Energy, Inc.	346,199
2,267	PPL Corporation	76,829
1,360	Public Service Enterprise Group, Inc.	114,485
1,813	Sempra	137,371
1,360	Southern Company (The)	124,889
907	WEC Energy Group, Inc.	94,509
1,813	Xcel Energy, Inc.	123,465
		2,062,156
	ELECTRICAL EQUIPMENT - 1.6%
453	AMETEK, Inc.	81,975
453	Amphenol Corporation, Class A	44,734
453	Hubbell, Inc.	185,010
453	Keysight Technologies, Inc.(a)	74,229
453	Rockwell Automation, Inc.	150,473
453	Trane Technologies PLC	198,146

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	ELECTRICAL EQUIPMENT - 1.6% (Continued)
453	Trimble, Inc.(a)	$34,419
		768,986
	ENGINEERING & CONSTRUCTION - 0.1%
453	Jacobs Solutions, Inc.	59,547

	ENTERTAINMENT CONTENT - 1.3%
907	Electronic Arts, Inc.	144,848
3,173	Walt Disney Company (The)	393,484
7,707	Warner Bros Discovery, Inc.(a)	88,322
		626,654
	FOOD - 0.4%
3,173	Mondelez International, Inc., Class A	213,987

	GAMING REIT - 0.2%
3,173	VICI Properties, Inc.	103,440

	GAS & WATER UTILITIES - 0.1%
453	American Water Works Company, Inc.	63,017

	HEALTH CARE FACILITIES & SERVICES - 0.2%
453	Cardinal Health, Inc.	76,104

	HEALTH CARE REIT - 0.6%
1,813	Ventas, Inc.	114,491
1,360	Welltower, Inc.	209,072
		323,563
	HOME CONSTRUCTION - 0.1%
453	PulteGroup, Inc.	47,773

	HOUSEHOLD PRODUCTS - 0.5%
1,813	Colgate-Palmolive Company	164,801
453	Kimberly-Clark Corporation	58,401
		223,202

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.2%
2,720	Fastenal Company	$114,240

	INFRASTRUCTURE REIT - 0.6%
907	American Tower Corporation, A	200,465
453	SBA Communications Corporation, Class A	106,383
		306,848
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
907	Bank of New York Mellon Corporation (The)	82,637
453	Goldman Sachs Group, Inc. (The)	320,611
453	Intercontinental Exchange, Inc.	83,112
453	Nasdaq, Inc.	40,507
453	State Street Corporation	48,172
		575,039
	INSURANCE - 3.0%
1,813	Aflac, Inc.	191,199
453	Allstate Corporation (The)	91,193
907	American International Group, Inc.	77,630
453	Aon PLC, Class A	161,612
453	Arthur J Gallagher & Company	145,014
453	Brown & Brown, Inc.	50,224
453	CNA Financial Corporation	21,078
453	Marsh & McLennan Companies, Inc.	99,044
1,813	MetLife, Inc.	145,801
453	Principal Financial Group, Inc.	35,982
907	Progressive Corporation (The)	242,043
907	Prudential Financial, Inc.	97,448
453	Travelers Companies, Inc. (The)	121,196
		1,479,464
	INTERNET MEDIA & SERVICES - 2.8%
4,080	Alphabet, Inc., Class A	719,017
907	Meta Platforms, Inc., Class A	669,448
		1,388,465
	LEISURE FACILITIES & SERVICES - 1.9%
2,720	Carnival Corporation(a)	76,486

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9% (Continued)
2,720	Chipotle Mexican Grill, Inc.(a)	$152,728
453	Hilton Worldwide Holdings, Inc.	120,652
453	Marriott International, Inc., Class A	123,764
453	McDonald’s Corporation	132,353
453	Royal Caribbean Cruises Ltd.	141,852
1,360	Starbucks Corporation	124,617
453	Yum! Brands, Inc.	67,126
		939,578
	MACHINERY - 1.4%
907	Caterpillar, Inc.	352,106
453	Deere & Company	230,346
907	Xylem, Inc.	117,330
		699,782
	MEDICAL EQUIPMENT & DEVICES - 2.0%
2,267	Boston Scientific Corporation(a)	243,498
1,360	Edwards Lifesciences Corporation(a)	106,366
453	Insulet Corporation(a)	142,324
453	Intuitive Surgical, Inc.(a)	246,165
453	ResMed, Inc.	116,874
453	Stryker Corporation	179,220
		1,034,447
	METALS & MINING - 0.3%
1,813	Freeport-McMoRan, Inc.	78,594
1,360	Newmont Corporation	79,233
		157,827
	MULTI ASSET CLASS REIT - 0.2%
1,813	WP Carey, Inc.	113,095

	OIL & GAS PRODUCERS - 4.6%
453	Cheniere Energy, Inc.	110,315
2,720	Chevron Corporation	389,477
2,720	Coterra Energy, Inc.	69,034
1,360	EQT Corporation	79,315
6,800	Exxon Mobil Corporation	733,039

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	OIL & GAS PRODUCERS - 4.6% (Continued)
3,627	Kinder Morgan, Inc.	$106,634
907	Marathon Petroleum Corporation	150,662
2,267	MPLX, L.P.	116,773
1,813	ONEOK, Inc.	147,995
907	Phillips 66	108,205
907	Valero Energy Corporation	121,919
1,813	Williams Companies, Inc. (The)	113,875
		2,247,243
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
1,813	Baker Hughes Company	69,510

	REAL ESTATE SERVICES - 0.1%
453	CBRE Group, Inc., Class A(a)	63,474

	RESIDENTIAL REIT - 0.8%
453	AvalonBay Communities, Inc.	92,186
1,360	Equity Residential	91,786
453	Essex Property Trust, Inc.	128,380
453	Mid-America Apartment Communities, Inc.	67,049
		379,401
	RETAIL - CONSUMER STAPLES - 0.2%
907	Dollar Tree, Inc.(a)	89,829

	RETAIL - DISCRETIONARY - 1.8%
1,360	Home Depot, Inc. (The)	498,631
453	Lowe’s Companies, Inc.	100,507
907	O’Reilly Automotive, Inc.(a)	81,748
907	TJX Companies, Inc. (The)	112,005
1,813	Tractor Supply Company	95,672
		888,563
	RETAIL REIT - 0.7%
3,627	Kimco Realty Corporation	76,240
1,360	Regency Centers Corporation	96,873

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	RETAIL REIT - 0.7% (Continued)
907	Simon Property Group, Inc.	$145,809
		318,922
	SELF-STORAGE REIT - 0.3%
453	Public Storage	132,919

	SEMICONDUCTORS - 6.2%
1,360	Advanced Micro Devices, Inc.(a)	192,984
907	Analog Devices, Inc.	215,884
1,360	Applied Materials, Inc.	248,975
1,813	Broadcom, Inc.	499,753
1,813	Lam Research Corporation	176,477
907	Marvell Technology, Inc.	70,202
1,360	Micron Technology, Inc.	167,620
4,534	NVIDIA Corporation	716,327
2,267	QUALCOMM, Inc.	361,042
1,813	Texas Instruments, Inc.	376,415
		3,025,679
	SOFTWARE - 5.7%
453	Adobe, Inc.(a)	175,257
453	Autodesk, Inc.(a)	140,235
453	Cadence Design Systems, Inc.(a)	139,592
453	Fortinet, Inc.(a)	47,891
1,360	Gen Digital, Inc.	39,984
453	Intuit, Inc.	356,796
1,360	Microsoft Corporation	676,478
907	Oracle Corporation	198,297
907	Palo Alto Networks, Inc.(a)	185,608
453	PTC, Inc.(a)	78,070
907	Salesforce, Inc.	247,330
453	ServiceNow, Inc.(a)	465,721
907	SS&C Technologies Holdings, Inc.	75,100
		2,826,359

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	SPECIALTY FINANCE - 0.6%
907	American Express Company	$289,315

	SPECIALTY REITS - 0.2%
907	Iron Mountain, Inc.	93,031

	STEEL - 0.3%
453	Reliance, Inc.	142,197

	TECHNOLOGY HARDWARE - 2.9%
3,173	Apple, Inc.	651,005
907	Arista Networks, Inc.(a)	92,795
4,534	Cisco Systems, Inc.	314,569
453	Dell Technologies, Inc., Class C	55,538
453	Motorola Solutions, Inc.	190,468
453	NetApp, Inc.	48,267
907	Western Digital Corporation(a)	58,039
		1,410,681
	TECHNOLOGY SERVICES - 5.4%
0.07	Amentum Holdings, Inc.(a)	2
453	Automatic Data Processing, Inc.	139,705
453	Broadridge Financial Solutions, Inc.	110,093
907	Cognizant Technology Solutions Corporation, Class A	70,773
453	Equifax, Inc.	117,495
1,360	Fidelity National Information Services, Inc.	110,718
453	Fiserv, Inc.(a)	78,102
453	International Business Machines Corporation	133,535
907	Mastercard, Inc., Class A	509,679
453	Moody’s Corporation	227,220
453	Paychex, Inc.	65,893
2,267	PayPal Holdings, Inc.(a)	168,483
907	S&P Global, Inc.	478,252
453	Verisk Analytics, Inc.	141,110
907	Visa, Inc., Class A	322,030
		2,673,090

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 73.4% (Continued)
	TELECOMMUNICATIONS - 2.1%
5,440	AT&T, Inc.	$157,434
1,813	T-Mobile US, Inc.	431,965
10,881	Verizon Communications, Inc.	470,821
		1,060,220
	TRANSPORTATION & LOGISTICS - 1.4%
3,627	CSX Corporation	118,349
453	Expeditors International of Washington, Inc.	51,755
453	FedEx Corporation	102,971
453	Norfolk Southern Corporation	115,954
1,360	Union Pacific Corporation	312,910
		701,939
	TRANSPORTATION EQUIPMENT - 0.8%
453	Cummins, Inc.	148,357
1,360	PACCAR, Inc.	129,282
453	Westinghouse Air Brake Technologies Corporation	94,836
		372,475
	WHOLESALE - CONSUMER STAPLES - 0.3%
1,813	Sysco Corporation	137,317

	WHOLESALE - DISCRETIONARY - 0.2%
1,813	Copart, Inc.(a)	88,964

	TOTAL COMMON STOCKS (Cost $34,813,267)	36,247,699

	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET FUNDS - 8.7%
4,311,281	First American Treasury Obligations Fund, Class X, 4.21%(b)(d)	4,311,281

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,311,281)	4,311,281

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

				Fair Value
	TOTAL INVESTMENTS - 82.1% (Cost $39,124,548)			$40,558,980
	OTHER ASSETS IN EXCESS OF LIABILITIES- 17.9%			8,827,520
	NET ASSETS - 100.0%			$49,386,500

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
108	CBOT 10 Year US Treasury Note Future	09/22/2025	$12,109,500	$52,996
196	CBOT 2 Year US Treasury Note Future	10/01/2025	40,772,594	53,036
164	CBOT 5 Year US Treasury Note Future	10/01/2025	17,876,000	60,748
85	CME British Pound Currency Future	09/16/2025	7,291,406	77,625
5	CME E-Mini NASDAQ 100 Index Future	09/22/2025	2,289,325	38,941
9	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	2,814,187	44,325
74	CME Euro Foreign Exchange Currency Future	09/16/2025	10,948,300	166,400
7	COMEX Copper Future(d)	09/29/2025	889,438	(4,550)
19	COMEX Gold 100 Troy Ounces Future(d)	08/28/2025	6,284,630	(107,410)
159	Eurex 5 Year Euro BOBL Future	09/09/2025	22,039,011	(54,263)
2	Eurex DAX Index Future	09/22/2025	1,416,313	12,084
26	Eurex EURO STOXX 50 Future	09/22/2025	1,631,355	(261)
4	HKG Hang Seng Index Future	07/31/2025	613,608	(5,357)
9	LME Copper Future(d)	09/16/2025	2,223,603	66,416
59	LME Lead Future(d)	09/16/2025	3,016,920	88,121
35	LME Primary Aluminum Future(d)	09/16/2025	2,275,053	68,790
30	LME Zinc Future(d)	09/16/2025	2,064,510	(15,225)
20	NYMEX Light Sweet Crude Oil Future(d)	07/23/2025	1,302,200	(125,500)
10	SGX Nikkei 225 Stock Index Future	09/12/2025	1,404,395	54,403
83	Three Month SONIA Index Futures	06/16/2027	27,508,218	27,879
97	Three-Month SOFR Futures	06/16/2027	23,511,588	42,788
	TOTAL LONG FUTURES CONTRACTS			$541,986

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
70	CBOT Soybean Future(d)	11/17/2025	$3,594,500	$(3,662)
40	CBOT US Treasury Bond Futures	09/22/2025	4,618,750	(114,890)
76	CME Australian Dollar Currency Future	09/16/2025	5,008,020	(42,120)
232	CME Canadian Dollar Currency Future	09/17/2025	17,093,760	(3,032)
3	CME Euro FX/Japanese Yen Cross Rate Currency	09/16/2025	440,585	(697)
135	CME Japanese Yen Currency Future	09/16/2025	11,803,219	(70,688)
60	Eurex 10 Year Euro BUND Future	09/09/2025	9,197,880	53,664
55	Eurex 2 Year Euro SCHATZ Future	09/09/2025	6,947,880	(648)
35	Long Gilt Future	09/29/2025	4,469,158	(48,266)

The accompanying notes are an integral part of these financial statements.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
13	NYBOT CSC C Coffee Future(d)	09/19/2025	$1,462,988	$110,775
130	NYBOT CSC Number 11 World Sugar Future(d)	10/01/2025	2,358,720	86,206
91	NYBOT CTN Number 2 Cotton Future(d)	12/09/2025	3,099,915	(3,195)
33	NYMEX Henry Hub Natural Gas Futures(d)	07/30/2025	1,140,480	54,580
10	TSE Japanese 10 Year Bond Futures	09/15/2025	9,652,156	(24,246)
	TOTAL SHORT FUTURES CONTRACTS			$(6,219)
	TOTAL FUTURES CONTRACTS			$535,767

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.7%
	FIXED INCOME - 38.7%
130,085	iShares Core U.S. Aggregate Bond ETF	$12,904,432

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,776,721)	12,904,432

	SHORT-TERM INVESTMENTS — 40.5%
	MONEY MARKET FUNDS - 40.5%
13,495,721	First American Treasury Obligations Fund, Class X, 4.21%(a)(c)	13,495,721

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,495,721)	13,495,721

	TOTAL INVESTMENTS - 79.2% (Cost $26,272,442)	$26,400,153
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.8%	6,929,550
	NET ASSETS - 100.0%	$33,329,703

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	3 Month Euro Euribor Future	12/15/2025	$1,156,655	$(399)
9	3 Month Euro Euribor Future	03/16/2026	2,603,003	(1,415)
9	3 Month Euro Euribor Future	06/15/2026	2,602,606	(1,905)
9	3 Month Euro Euribor Future	09/14/2026	2,601,546	(1,244)
8	3 Month Euro Euribor Future	12/15/2026	2,310,954	(804)
8	3 Month Euro Euribor Future	03/16/2027	2,309,305	(733)
8	3 Month Euro Euribor Future	06/15/2027	2,307,538	(911)
7	3 Month Euro Euribor Future	09/14/2027	2,017,550	(650)
6	3 Month Euro Euribor Future	12/14/2027	1,728,004	(1,312)
10	3-Month CORRA Futures	03/18/2026	1,791,706	48
15	3-Month CORRA Futures	06/17/2026	2,688,247	(949)
13	3-Month CORRA Futures	09/16/2026	2,329,456	1,022
10	3-Month CORRA Futures	12/16/2026	1,791,155	903
5	3-Month CORRA Futures	03/17/2027	895,119	665
3	3-Month CORRA Futures	06/16/2027	536,796	528
4	CBOT 10 Year US Treasury Note Future	09/22/2025	448,500	2,000
2	CBOT 2 Year US Treasury Note Future	10/01/2025	416,047	336
5	CBOT 5 Year US Treasury Note Future	10/01/2025	545,000	1,828
6	CBOT Soybean Oil Future(c)	12/15/2025	189,900	(7,038)
2	CME British Pound Currency Future	09/16/2025	171,563	3,126

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	CME E-Mini NASDAQ 100 Index Future	09/22/2025	$457,865	$14,784
66	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	20,637,374	731,715
1	CME Euro Foreign Exchange Currency Future	09/16/2025	147,950	506
3	CME Feeder Cattle Future(c)	08/29/2025	466,013	25,025
2	CME Feeder Cattle Future(c)	09/26/2025	310,625	18,850
10	CME Lean Hogs Future(c)	08/15/2025	430,000	(3,390)
13	CME Lean Hogs Future(c)	10/15/2025	480,480	(1,320)
11	CME Live Cattle Future(c)	09/02/2025	941,050	18,420
9	CME Live Cattle Future(c)	11/03/2025	756,630	6,660
6	CME Live Cattle Future(c)	01/01/2026	505,560	9,680
4	COMEX Copper Future(c)	09/29/2025	508,250	13,337
7	COMEX Gold 100 Troy Ounces Future(c)	08/28/2025	2,315,390	(26,560)
2	COMEX Silver Future(c)	09/29/2025	361,720	(2,240)
1	E-mini Dow Jones Industrial Average Index Futures	09/22/2025	221,945	2,665
1	Eurex 10 Year Euro BUND Future	09/09/2025	153,298	(556)
22	Eurex 2 Year Euro SCHATZ Future	09/09/2025	2,779,152	(3,149)
7	Eurex 5 Year Euro BOBL Future	09/09/2025	970,271	(2,625)
1	Eurex DAX Index Future	09/22/2025	708,157	13,849
7	Eurex EURO STOXX 50 Future	09/22/2025	439,211	1,781
12	Euro-BTP Italian Bond Futures	09/09/2025	1,710,247	7,272
2	Euronext CAC 40 Index Future	07/21/2025	180,683	(324)
49	EUX Short term Euro-BTP Futures	09/09/2025	6,230,042	(8,661)
2	French Government Bond Futures	09/09/2025	291,731	(2,087)
6	FTSE 100 Index Future	09/22/2025	723,853	(9,484)
3	FTSE/MIB Index Future	09/22/2025	704,099	7,149
15	HKG Hang Seng China Enterprises Index Future	07/31/2025	828,253	1,618
6	HKG Hang Seng Index Future	07/31/2025	920,412	3,223
1	ICE Brent Crude Oil Future(c)	08/01/2025	66,740	(8,770)
1	ICE Gas Oil Future(c)	08/13/2025	66,100	(8,275)
4	ICE US mini MSCI EAFE Index Futures	09/22/2025	536,340	5,456
8	ICE US MSCI Emerging Markets EM Index Futures	09/22/2025	493,400	9,600
1	IFSC NIFTY 50 Index Futures	08/01/2025	51,202	(133)
1	LME Copper Future(c)	09/16/2025	247,067	4,101
2	LME Primary Aluminum Future(c)	09/16/2025	130,003	889
1	MDE Crude Palm Oil Future(c)	09/16/2025	23,653	(784)
1	Montreal Exchange 10 Year Canadian Bond Future	09/19/2025	89,567	257
31	Montreal Exchange 2 Year Canadian Bond Future	09/19/2025	2,404,809	2,154
5	Montreal Exchange 5 Year Canadian Bond Future	09/19/2025	418,872	679
4	Montreal Exchange S&P/TSX 60 Index Future	09/19/2025	939,719	12,136
1	NYBOT CSC C Coffee Future(c)	09/19/2025	112,538	(22,012)
1	NYBOT CSC C Coffee Future(c)	12/19/2025	110,475	(20,363)
1	NYMEX Light Sweet Crude Oil Future(c)	07/23/2025	65,110	(9,420)
1	NYMEX NY Harbor ULSD Futures(c)	08/01/2025	95,605	(9,559)
1	NYMEX Palladium Future(c)	09/29/2025	110,710	2,560
5	NYMEX Platinum Future(c)	10/30/2025	335,750	17,745
5	SAFEX FTSE/JSE Top 40 Index Future	09/19/2025	253,563	2,838
10	SFE 10 Year Australian Bond Future	09/16/2025	754,372	1,500
46	SFE 3 Year Australian Bond Future	09/16/2025	3,261,872	3,176

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2025	$652,810	$47
8	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2025	5,225,551	394
16	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	10,453,147	1,775
12	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	7,840,052	1,540
9	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	5,879,751	1,224
6	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	3,919,451	928
4	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	2,612,520	581
4	SFE S&P ASX Share Price Index 200 Future	09/19/2025	561,867	(1,197)
65	SGX FTSE China A50 Futures Contract	07/31/2025	870,220	(3,338)
1	SGX FTSE Taiwan Index Futures	07/31/2025	72,940	975
4	SGX MSCI Singapore Index Future	07/31/2025	129,371	2,384
1	SGX Nikkei 225 Stock Index Future	09/12/2025	140,439	815
7	Three Month SONIA Index Futures	03/17/2026	2,315,166	927
14	Three Month SONIA Index Futures	06/16/2026	4,637,539	5,006
14	Three Month SONIA Index Futures	09/15/2026	4,640,661	5,309
13	Three Month SONIA Index Futures	12/15/2026	4,310,077	4,306
13	Three Month SONIA Index Futures	03/17/2027	4,309,854	4,468
12	Three Month SONIA Index Futures	06/16/2027	3,977,092	4,631
10	Three Month SONIA Index Futures	09/15/2027	3,313,042	3,096
6	Three Month SONIA Index Futures	12/15/2027	1,987,105	2,163
4	Three Month SONIA Index Futures	03/15/2028	1,324,187	1,448
1	Three-Month SOFR Futures	12/16/2026	242,338	100
2	Three-Month SOFR Futures	03/17/2027	484,850	700
3	Three-Month SOFR Futures	06/16/2027	727,163	738
4	Three-Month SOFR Futures	09/15/2027	969,050	1,387
4	Three-Month SOFR Futures	12/15/2027	968,450	1,337
4	Three-Month SOFR Futures	03/15/2028	967,850	1,062
1	TSE TOPIX (Tokyo Price Index) Future	09/12/2025	198,257	4,599
6	WCE Canola Future(c)	11/17/2025	62,524	(47)
	TOTAL LONG FUTURES CONTRACTS			$840,367

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
9	CBOT Corn Future(c)	09/15/2025	$184,163	$3,337
4	CBOT Corn Future(c)	12/15/2025	85,100	275
2	CBOT Soybean Future(c)	11/17/2025	102,700	(375)
34	CBOT Soybean Meal Future(c)	12/15/2025	983,620	49,690
1	CBOT US Treasure Bond Futures	09/22/2025	115,469	(3,969)
8	CBOT Wheat Future(c)	09/15/2025	215,300	3,525
6	CBOT Wheat Future(c)	12/15/2025	168,000	3,350
2	Eurex 30 Year Euro BUXL Future	09/09/2025	279,717	3,077
24	Euronext Milling Wheat Future(c)	09/11/2025	275,618	11,306
10	KCBT Hard Red Winter Wheat Future(c)	09/15/2025	263,375	9,888
1	LME Lead Future(c)	09/16/2025	51,134	(1,138)
3	LME Nickel Future(c)	09/16/2025	273,525	6,093

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	LME Zinc Future(c)	09/16/2025	$206,451	$(3,353)
3	Long Gilt Future	09/29/2025	383,071	(9,394)
1	MGE Red Wheat Future(c)	09/15/2025	31,038	300
10	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	189,728	5,387
21	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2025	381,025	17,807
6	NYBOT CTN Number 2 Cotton Future(c)	12/09/2025	204,390	1,215
1	OML Stockholm OMXS30 Index Future	07/21/2025	26,353	(279)
1	Robusta Coffee Future 10-Tonne(c)	09/25/2025	36,200	1,200
1	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(c)	08/01/2025	9,430	(170)
55	TEF SET50 Index Future	09/30/2025	238,323	(7,195)
2	Three-Month SOFR Futures	06/16/2026	483,000	(1,175)
4	Three-Month SOFR Futures	03/17/2026	963,300	(1,837)
2	TSE Japanese 10 Year Bond Futures	09/15/2025	1,930,431	(4,271)
22	TurkDEX ISE 30 Futures	09/02/2025	65,407	(4,105)
2	Ultra U.S. Treasury Bond Futures	09/22/2025	238,250	(11,016)
2	White Sugar Future(c)	09/16/2025	46,510	(305)
	TOTAL SHORT FUTURES CONTRACTS			$67,868
	TOTAL FUTURES CONTRACTS			$908,235

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation /(Depreciation)
To Buy:
Brazilian Real	07/02/2025	Deutsche Bank	12,258,270	$2,255,804	$105,805
Australian Dollar	07/16/2025	Deutsche Bank	350,000	230,431	2,388
British Pound	07/16/2025	Deutsche Bank	3,100,000	4,255,288	46,825
Canadian Dollar	07/16/2025	Deutsche Bank	545,420	400,786	786
Euro	07/16/2025	Deutsche Bank	1,450,000	1,709,878	44,241
Israeli Shekel	07/16/2025	Deutsche Bank	3,633,036	1,078,767	28,768
Japanese Yen	07/16/2025	Deutsche Bank	237,628,106	1,653,096	3,096
Mexican Peso	07/16/2025	Deutsche Bank	39,176,942	2,083,550	33,550
New Zealand Dollar	07/16/2025	Deutsche Bank	600,000	365,972	2,926
Singapore Dollar	07/16/2025	Deutsche Bank	1,729,964	1,362,283	12,284
South African Rand	07/16/2025	Deutsche Bank	23,078,402	1,301,898	1,899
Swiss Franc	07/16/2025	Deutsche Bank	1,380,121	1,743,355	43,355
Thailand Baht	07/16/2025	Deutsche Bank	34,161,677	1,054,102	4,103
Chinese Yuan Offshore	07/16/2025	Deutsche Bank	1,073,916	150,223	223
Brazilian Real	08/04/2025	Deutsche Bank	11,934,235	2,176,607	26,608

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation /(Depreciation)
To Buy: (continued)
Chilean Peso	09/17/2025	Deutsche Bank	327,593,265	$351,596	$1,596
Columbian Peso	09/17/2025	Deutsche Bank	2,698,929,785	652,421	2,422
Indian Rupee	09/17/2025	Deutsche Bank	30,061,129	349,354	(646)
Indonesia Rupiah	09/17/2025	Deutsche Bank	1,631,405,978	100,711	711
Peruvian Sole	09/17/2025	Deutsche Bank	2,357,940	663,992	13,993
Philippine Peso	09/17/2025	Deutsche Bank	25,098,259	444,962	(5,037)
South Korean Won	09/17/2025	Deutsche Bank	270,692,438	201,041	1,041
Taiwanese Dollar	09/17/2025	Deutsche Bank	2,931,074	102,712	2,712
				$24,688,829	$373,649

To Sell:
Brazilian Real	07/02/2025	Deutsche Bank	12,258,270	$2,255,804	$(31,040)
Australian Dollar	07/16/2025	Deutsche Bank	200,000	131,674	(2,193)
British Pound	07/16/2025	Deutsche Bank	750,000	1,029,510	(18,372)
Canadian Dollar	07/16/2025	Deutsche Bank	342,909	251,976	(1,976)
Chinese Yuan Offshore	07/16/2025	Deutsche Bank	2,509,314	351,011	(1,011)
Euro	07/16/2025	Deutsche Bank	250,000	294,807	(7,543)
Israeli Shekel	07/16/2025	Deutsche Bank	1,063,869	315,900	(15,900)
Japanese Yen	07/16/2025	Deutsche Bank	144,809,294	1,007,393	(7,393)
Mexican Peso	07/16/2025	Deutsche Bank	961,875	51,156	(1,156)
New Zealand Dollar	07/16/2025	Deutsche Bank	300,000	182,988	(2,848)
Singapore Dollar	07/16/2025	Deutsche Bank	577,516	454,773	(4,773)
South African Rand	07/16/2025	Deutsche Bank	7,196,914	405,990	(5,990)
Swiss Franc	07/16/2025	Deutsche Bank	367,191	463,834	(13,834)
Thailand Baht	07/16/2025	Deutsche Bank	13,102,162	404,283	(4,283)
Brazilian Real	08/04/2025	Deutsche Bank	1,385,088	252,618	(2,618)
Chilean Peso	09/17/2025	Deutsche Bank	47,599,104	51,086	(1,086)
Columbian Peso	09/17/2025	Deutsche Bank	423,749,728	102,435	(2,435)
Indian Rupee	09/17/2025	Deutsche Bank	30,327,829	352,456	(2,456)
Indonesia Rupiah	09/17/2025	Deutsche Bank	820,035,519	50,623	(623)
Peruvian Sole	09/17/2025	Deutsche Bank	723,933	203,859	(3,859)
Philippine Peso	09/17/2025	Deutsche Bank	14,222,119	252,141	(2,141)
South Korean Won	09/17/2025	Deutsche Bank	137,449,048	102,082	(2,082)
				$8,968,399	$(135,612)

Total					$238,037

The accompanying notes are an integral part of these financial statements.

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation /(Depreciation)
To Buy:	To Sell:
British Pound	Euro	7/16/2025	Deutsche Bank	1,522,137	1,800,000	2,089,389	(2,122,608)	$(33,219)
Czech Koruna	Euro	7/16/2025	Deutsche Bank	9,929,847	400,000	473,370	(471,690)	1,680
Euro	British Pound	7/16/2025	Deutsche Bank	1,600,000	1,365,604	1,886,776	(1,874,534)	12,242
Euro	Hungarian Forints	7/16/2025	Deutsche Bank	200,000	80,869,978	235,847	(238,156)	(2,309)
Euro	Japanese Yen	7/16/2025	Deutsche Bank	1,850,000	308,411,210	2,181,582	(2,145,515)	36,067
Euro	Norwegian Krone	7/16/2025	Deutsche Bank	1,500,000	17,576,311	1,768,858	(1,744,096)	24,762
Euro	Polish Zloty	7/16/2025	Deutsche Bank	250,000	1,070,618	294,808	(296,929)	(2,121)
Euro	Swedish Krona	7/16/2025	Deutsche Bank	1,550,000	17,112,556	1,827,818	(1,810,961)	16,857
Euro	Swiss Franc	7/16/2025	Deutsche Bank	400,000	375,228	471,695	(473,987)	(2,292)
Hungarian Forints	Euro	7/16/2025	Deutsche Bank	543,599,653	1,350,000	1,600,863	(1,591,957)	8,906
Norwegian Krone	Euro	7/16/2025	Deutsche Bank	21,897,041	1,900,000	2,172,838	(2,240,534)	(67,696)
Polish Zloty	Euro	7/16/2025	Deutsche Bank	3,626,617	850,000	1,005,817	(1,002,343)	3,474
Swedish Krona	Euro	7/16/2025	Deutsche Bank	21,368,316	1,950,000	2,261,332	(2,299,490)	(38,158)
Swiss Franc	Euro	7/16/2025	Deutsche Bank	140,237	150,000	177,145	(176,885)	260
						$18,448,138	$(18,489,685)	$(41,547)

Total								$(41,547)

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5%
	ADVERTISING & MARKETING - 0.1%
274	Trade Desk, Inc. (The), Class A(a)	$19,725

	AUTOMOTIVE - 1.6%
871	Tesla, Inc.(a)	276,682

	BEVERAGES - 1.2%
289	Coca-Cola Europacific Partners plc	26,796
848	Keurig Dr Pepper, Inc.	28,035
599	Monster Beverage Corporation(a)	37,521
844	PepsiCo, Inc.	111,442
		203,794
	BIOTECH & PHARMA - 1.7%
326	Amgen, Inc.	91,022
360	AstraZeneca PLC - ADR	25,157
89	Biogen, Inc.(a)	11,178
764	Gilead Sciences, Inc.	84,705
65	Regeneron Pharmaceuticals, Inc.	34,125
157	Vertex Pharmaceuticals, Inc.(a)	69,896
		316,083
	CABLE & SATELLITE - 0.7%
87	Charter Communications, Inc., Class A(a),(b)	35,566
2,324	Comcast Corporation, Class A	82,944
		118,510
	CHEMICALS - 0.8%
290	Linde PLC	136,062

	COMMERCIAL SUPPORT SERVICES - 0.3%
246	Cintas Corporation	54,826

	DIVERSIFIED INDUSTRIALS - 0.5%
397	Honeywell International, Inc.	92,454

	E-COMMERCE DISCRETIONARY - 4.1%
2,628	Amazon.com, Inc.(a)	576,557

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	E-COMMERCE DISCRETIONARY - 4.1% (Continued)
31	MercadoLibre, Inc.(a)	$81,023
487	PDD Holdings, Inc. - ADR(a)	50,969
		708,549
	ELECTRIC UTILITIES - 0.8%
331	American Electric Power Company, Inc.	34,345
188	Constellation Energy Corporation	60,678
620	Exelon Corporation	26,920
356	Xcel Energy, Inc.	24,244
		146,187
	ENTERTAINMENT CONTENT - 0.8%
181	AppLovin Corporation, Class A(a)	63,365
162	Electronic Arts, Inc.	25,871
108	Take-Two Interactive Software, Inc.(a)	26,228
1,440	Warner Bros Discovery, Inc.(a)	16,502
		131,966
	FOOD - 0.4%
731	Kraft Heinz Company (The)	18,874
799	Mondelez International, Inc., Class A	53,885
		72,759
	INDUSTRIAL SUPPORT SERVICES - 0.2%
700	Fastenal Company	29,400

	INTERNET MEDIA & SERVICES - 8.2%
264	Airbnb, Inc., Class A(a)	34,938
1,443	Alphabet, Inc., Class A	254,300
1,361	Alphabet, Inc., Class C	241,428
20	Booking Holdings, Inc.	115,785
249	DoorDash, Inc., Class A(a)	61,381
543	Meta Platforms, Inc., Class A	400,783
262	Netflix, Inc.(a)	350,852
		1,459,467
	LEISURE FACILITIES & SERVICES - 0.6%
167	Marriott International, Inc., Class A	45,626

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	LEISURE FACILITIES & SERVICES - 0.6% (Continued)
689	Starbucks Corporation	$63,133
		108,759
	LEISURE PRODUCTS - 0.2%
48	Axon Enterprise, Inc.(a)	39,741

	MEDICAL EQUIPMENT & DEVICES - 1.1%
241	DexCom, Inc.(a)	21,037
278	GE HealthCare Technologies, Inc.	20,591
50	IDEXX Laboratories, Inc.(a)	26,817
218	Intuitive Surgical, Inc.(a)	118,464
		186,909
	OIL & GAS PRODUCERS - 0.2%
178	Diamondback Energy, Inc.	24,457

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
611	Baker Hughes Company	23,426

	RETAIL - CONSUMER STAPLES - 1.5%
274	Costco Wholesale Corporation	271,244

	RETAIL - DISCRETIONARY - 0.5%
72	Lululemon Athletica, Inc.(a)	17,106
525	O’Reilly Automotive, Inc.(a)	47,318
198	Ross Stores, Inc.	25,261
		89,685
	SEMICONDUCTORS - 14.0%
971	Advanced Micro Devices, Inc.(a)	137,785
300	Analog Devices, Inc.	71,406
493	Applied Materials, Inc.	90,254
77	ARM Holdings PLC - ADR(a)	12,454
57	ASML Holding N.V. - ADR	45,679
1,912	Broadcom, Inc.	527,042
337	GLOBALFOUNDRIES, Inc.(a)	12,873
2,636	Intel Corporation	59,046

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	SEMICONDUCTORS - 14.0% (Continued)
79	KLA Corporation	$70,763
774	Lam Research Corporation	75,341
505	Marvell Technology, Inc.	39,087
321	Microchip Technology, Inc.	22,589
674	Micron Technology, Inc.	83,071
6,002	NVIDIA Corporation	948,255
153	NXP Semiconductors N.V.	33,429
250	ON Semiconductor Corporation(a)	13,103
675	QUALCOMM, Inc.	107,501
547	Texas Instruments, Inc.	113,568
		2,463,246
	SOFTWARE - 11.5%
267	Adobe, Inc.(a)	103,297
55	ANSYS, Inc.(a)	19,317
103	Atlassian Corporation, Class A(a)	20,918
133	Autodesk, Inc.(a)	41,173
169	Cadence Design Systems, Inc.(a)	52,077
141	Crowdstrike Holdings, Inc., Class A(a)	71,813
192	Datadog, Inc., Class A(a)	25,791
471	Fortinet, Inc.(a)	49,794
168	Intuit, Inc.	132,323
1,846	Microsoft Corporation	918,219
148	MicroStrategy, Inc., Class A(a)	59,826
1,409	Palantir Technologies, Inc., Class A(a)	192,076
411	Palo Alto Networks, Inc.(a)	84,107
66	Roper Technologies, Inc.	37,411
724	Shopify, Inc., Class A(a)	83,513
96	Synopsys, Inc.(a)	49,217
131	Workday, Inc., Class A(a)	31,440
95	Zscaler, Inc.(a)	29,824
		2,002,136
	TECHNOLOGY HARDWARE - 5.3%
3,709	Apple, Inc.	760,976

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 59.5% (Continued)
	TECHNOLOGY HARDWARE - 5.3% (Continued)
2,451	Cisco Systems, Inc.	$170,050
		931,026
	TECHNOLOGY SERVICES - 1.4%
248	Automatic Data Processing, Inc.	76,483
83	CDW Corporation	14,823
303	Cognizant Technology Solutions Corporation, Class A	23,643
254	CoStar Group, Inc.(a)	20,422
220	Paychex, Inc.	32,001
604	PayPal Holdings, Inc.(a)	44,889
85	Verisk Analytics, Inc.	26,478
		238,739
	TELECOMMUNICATIONS - 1.0%
708	T-Mobile US, Inc.	168,688

	TRANSPORTATION & LOGISTICS - 0.3%
1,157	CSX Corporation	37,753
130	Old Dominion Freight Line, Inc.	21,099
		58,852
	TRANSPORTATION EQUIPMENT - 0.2%
321	PACCAR, Inc.	30,514

	WHOLESALE - DISCRETIONARY - 0.2%
606	Copart, Inc.(a)	29,736

	TOTAL COMMON STOCKS (Cost $7,370,735)	10,433,622

	EXCHANGE-TRADED FUNDS — 32.0%
	EQUITY - 32.0%
10,180	Invesco QQQ Trust Series 1	5,615,695

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,763,938)	5,615,695

The accompanying notes are an integral part of these financial statements.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.9%
	COLLATERAL FOR SECURITIES LOANED - 0.2%
35,174	Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (Cost $35,174)(c),(d)	$35,174

	MONEY MARKET FUNDS - 2.7%
464,891	First American Treasury Obligations Fund, Class X, 4.21% (Cost $464,891)(d)	464,891

	TOTAL SHORT-TERM INVESTMENTS (Cost $500,065)	500,065

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 3.4%
	CALL OPTIONS PURCHASED - 3.4%
84	S&P Emini 3rd Wk Future	WED	07/18/2025	$6,150	$25,830,000	$596,401
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $240,663)

	TOTAL INVESTMENTS - 97.8% (Cost $12,875,401)					$17,145,783
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%					380,523
	NET ASSETS - 100.0%					$17,526,306

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
32	CBOE Volatility Index Future	07/16/2025	$598,800	$(17,200)
12	CBOE Volatility Index Future	08/20/2025	241,171	(2,429)
30	CBOE Volatility Index Future	09/17/2025	621,036	(16,900)
11	CBOE Volatility Index Future	10/22/2025	232,177	(1,171)
	TOTAL LONG FUTURES CONTRACTS			$(37,700)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
36	CME E-Mini Standard & Poor’s 500 Index Future	09/19/2025	$11,256,750	$(280,986)
	TOTAL SHORT FUTURES CONTRACTS			$(280,986)

	TOTAL FUTURES CONTRACTS			$(318,686)

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the security on loan as of June 30, 2025 was $35,158.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $35,174 at June 30, 2025.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(e)	Each contract is equivalent to one futures contract.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.6%
	EQUITY - 50.6%
1,697,608	Dimensional Emerging Core Equity Market ETF	$49,145,752
1,639,165	Dimensional International Core Equity 2 ETF	50,961,640
3,156,100	Dimensional US Core Equity 2 ETF	113,114,624
1,058,220	Dimensional US High Profitability ETF	37,630,303
8,386,471	iShares Core S&P Mid-Cap ETF	520,128,931
2,380,295	iShares Core S&P Small-Cap ETF	260,142,441
776,099	iShares MSCI Australia ETF	20,426,926
750,671	iShares MSCI Brazil ETF	21,656,858
447,909	iShares MSCI Canada ETF	20,693,396
201,263	iShares MSCI France ETF	8,614,056
646,987	iShares MSCI Hong Kong ETF	12,849,162
2,276,392	iShares MSCI India ETF	126,749,507
1,509,275	iShares MSCI Intl Quality Factor ETF	65,230,866
803,643	iShares MSCI Japan ETF	60,249,116
195,858	iShares MSCI Malaysia ETF	4,767,184
338,993	iShares MSCI Mexico ETF	20,529,416
458,054	iShares MSCI Singapore ETF	11,900,243
127,657	iShares MSCI South Africa ETF	6,861,564
236,223	iShares MSCI Spain ETF	10,400,898
471,240	iShares MSCI Switzerland ETF	25,828,664
1,079,103	iShares MSCI Taiwan ETF	61,940,512
75,645	iShares MSCI Thailand ETF	3,817,803
92,566	iShares MSCI Turkey ETF	2,986,179
1,552,803	iShares MSCI United Kingdom ETF	61,677,335
3,562,314	iShares MSCI USA Min Vol Factor ETF	334,394,415
228,911	iShares MSCI USA Quality Factor ETF	41,849,509
1,586,642	iShares Russell 1000 ETF	538,776,023
1,651,777	iShares Russell 2000 ETF	356,436,959
732,758	iShares Russell Mid-Cap ETF	67,391,753
504,158	SPDR S&P 500 ETF Trust	311,494,020
6,769,065	Vanguard FTSE Emerging Markets ETF	334,797,955
102,070	Vanguard FTSE Europe ETF	7,910,425
432,707	Vanguard Large-Cap ETF	123,451,307
404,194	Vanguard Mid-Cap ETF	113,105,607

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.6% (Continued)
	EQUITY - 50.6% (Continued)
1,174,363	Vanguard Real Estate ETF	$104,588,769
246,237	Vanguard S&P 500 ETF	139,870,003
341,352	Vanguard Small-Cap ETF	80,893,597
433,341	WisdomTree India Earnings Fund	20,570,697
		4,153,834,415

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,958,225,387)	4,153,834,415

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 41.1%
	U.S. TREASURY NOTES — 41.1%
1,508,757,000	United States Treasury Note(c),(d)	2.0000	08/15/25	1,504,152,485
1,404,659,000	United States Treasury Note(c),(d)	2.2500	11/15/25	1,394,060,075
485,570,000	United States Treasury Note(c),(d)	1.6250	02/15/26	477,969,509
				3,376,182,069
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,377,000,824)			3,376,182,069

Shares
	SHORT-TERM INVESTMENTS — 6.6%
	MONEY MARKET FUNDS - 6.6%
539,213,395	First American Treasury Obligations Fund, Class X, 4.21%(a)(c)	539,213,395

	TOTAL SHORT-TERM INVESTMENTS (Cost $539,213,395)	539,213,395

	TOTAL INVESTMENTS - 98.3% (Cost $6,874,439,606)	$8,069,229,879
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	143,147,525
	NET ASSETS - 100.0%	$8,212,377,404

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,577	3 Month Euro Euribor Future	03/16/2026	$456,104,064	$(70,473)
2,098	3 Month Euro Euribor Future	06/15/2026	606,696,378	476,285

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2,121	3 Month Euro Euribor Future	09/14/2026	$613,097,659	$713,216
1,772	3 Month Euro Euribor Future	12/15/2026	511,876,325	849,049
1,552	3 Month Euro Euribor Future	03/16/2027	448,005,183	545,327
1,674	3 Month Euro Euribor Future	06/15/2027	482,852,385	323,286
1,157	3 Month Euro Euribor Future	09/14/2027	333,472,203	5,444
4,222	CBOT 10 Year US Treasury Note Future	09/22/2025	473,391,750	3,205,172
210	CBOT Soybean Meal Future(c)	12/15/2025	6,075,300	14,410
368	CBOT Soybean Oil Future(c)	12/15/2025	11,647,200	(601,770)
319	CBOT US Treasure Bond Futures	09/22/2025	36,834,531	398,281
206	CME E-mini Russell 2000 Index Futures	09/22/2025	22,574,510	1,415
352	CME Live Cattle Future(c)	09/02/2025	30,113,600	327,740
96	CME Mexican Peso Currency Future	09/16/2025	2,539,200	60,075
179	COMEX Copper Future(c)	09/29/2025	22,744,188	(129,025)
213	COMEX Gold 100 Troy Ounces Future(c)	08/28/2025	70,454,010	(161,600)
720	Eurex 10 Year Euro BUND Future	09/09/2025	110,374,558	5,842
205	Eurex 30 Year Euro BUXL Future	09/09/2025	28,671,025	24,429
5,911	Euro-BTP Italian Bond Futures	09/09/2025	842,439,340	1,402,044
15	Euronext CAC 40 Index Future	07/21/2025	1,355,124	3,132
4,326	French Government Bond Futures	09/09/2025	631,015,124	(861,001)
345	FTSE/MIB Index Future	09/22/2025	80,971,378	1,448,623
987	HKG Hang Seng Index Future	07/31/2025	151,407,829	(1,925,387)
6,480	ICE Brent Crude Oil Future(c)	08/01/2025	432,475,200	(31,415,960)
2,234	ICE Brent Crude Oil Future(c)	09/02/2025	147,131,240	(10,514,930)
496	ICE Brent Crude Oil Future(c)	10/01/2025	32,364,000	(2,018,180)
311	ICE Brent Crude Oil Future(c)	11/03/2025	20,187,010	(1,146,520)
145	ICE Brent Crude Oil Future(c)	12/01/2025	9,391,650	(234,040)
83	ICE Brent Crude Oil Future(c)	12/31/2025	5,371,760	(175,460)
1,755	ICE Gas Oil Future(c)	08/13/2025	116,005,500	(4,469,125)
1,583	ICE Gas Oil Future(c)	09/12/2025	103,369,900	(771,350)
342	ICE Gas Oil Future(c)	10/13/2025	22,187,250	86,100
6	ICE US mini MSCI EAFE Index Futures	09/22/2025	804,510	600
1,530	ICE US MSCI Emerging Markets EM Index Futures	09/22/2025	94,362,750	421,330
1,839	IFSC NIFTY 50 Index Futures	08/01/2025	94,160,478	186,699
2,797	KFE KOSPI 200 Index Future	09/12/2025	215,190,043	1,846,104
85	LME Copper Future(c)	09/16/2025	21,000,694	(4,998)
32	LME Lead Future(c)	09/16/2025	1,636,296	12,328
19	MEFF Madrid IBEX 35 Index Future	07/21/2025	3,115,373	39,923
64	Montreal Exchange 10 Year Canadian Bond Future	09/19/2025	5,732,283	(2,959)
380	Montreal Exchange S&P/TSX 60 Index Future	09/19/2025	89,273,260	462,851
143	NYBOT CSC C Coffee Future(c)	09/19/2025	16,092,863	(2,748,975)
67	NYBOT CSC Cocoa Future(c)	09/16/2025	6,030,000	229,590
5,255	NYMEX Light Sweet Crude Oil Future(c)	07/23/2025	342,153,050	(9,922,490)
1,831	NYMEX Light Sweet Crude Oil Future(c)	08/21/2025	116,909,350	(6,358,750)
408	NYMEX Light Sweet Crude Oil Future(c)	09/23/2025	25,606,080	(881,740)
212	NYMEX Light Sweet Crude Oil Future(c)	10/22/2025	13,156,720	(373,330)
156	NYMEX Light Sweet Crude Oil Future(c)	11/21/2025	9,617,400	(229,690)
35	NYMEX Light Sweet Crude Oil Future(c)	12/22/2025	2,150,400	(10,750)
1,275	NYMEX NY Harbor ULSD Futures(c)	08/01/2025	121,895,865	(1,290,201)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
491	NYMEX NY Harbor ULSD Futures(c)	09/02/2025	$46,436,620	$(946,453)
123	NYMEX NY Harbor ULSD Futures(c)	10/01/2025	11,566,674	(164,724)
38	NYMEX NY Harbor ULSD Futures(c)	11/03/2025	3,542,482	(14,091)
96	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	08/01/2025	8,354,707	(21,954)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	11/03/2025	77,414	(5)
1,106	OSE Nikkei 225 Index Future	09/12/2025	311,074,498	1,264,990
974	SFE 10 Year Australian Bond Future	09/16/2025	73,475,819	(255,786)
6,983	SGX FTSE China A50 Futures	07/31/2025	93,488,404	(528,916)
997	SGX FTSE Taiwan Index Futures	07/31/2025	72,721,180	68,460
383	SGX Nikkei 225 Stock Index Future	09/12/2025	53,788,325	123,724
262	Three Month SONIA Index Futures	06/16/2026	86,788,219	60,150
633	Three Month SONIA Index Futures	09/15/2026	209,824,174	163,757
631	Three Month SONIA Index Futures	12/15/2026	209,204,527	195,019
586	Three Month SONIA Index Futures	03/17/2027	194,274,974	262,626
424	Three Month SONIA Index Futures	06/16/2027	140,523,910	143,872
311	Three Month SONIA Index Futures	09/15/2027	103,035,611	103,092
262	Three Month SONIA Index Futures	12/15/2027	86,770,239	93,339
248	Three-Month SOFR Futures	06/16/2026	59,892,000	12,300
1,844	Three-Month SOFR Futures	09/15/2026	446,340,200	407,000
2,870	Three-Month SOFR Futures	12/16/2026	695,508,624	750,011
2,677	Three-Month SOFR Futures	03/17/2027	648,971,724	897,186
1,666	Three-Month SOFR Futures	06/16/2027	403,817,575	527,425
1,838	Three-Month SOFR Futures	09/15/2027	445,278,475	628,525
1,705	Three-Month SOFR Futures	12/15/2027	412,801,813	632,213
195	TSE TOPIX (Tokyo Price Index) Future	09/12/2025	38,660,175	104,923
	TOTAL LONG FUTURES CONTRACTS			$(58,722,726)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
5,285	BMF Ibovespa Index Future	08/14/2025	$137,328,694	$571,875
69	Carbon Emissions Future(c)	12/16/2025	5,605,336	119,541
6,678	CBOT 2 Year US Treasury Note Future	10/01/2025	1,389,180,518	(1,159,875)
469	CBOT 5 Year US Treasury Note Future	10/01/2025	51,121,000	(65,953)
3,463	CBOT Corn Future(c)	12/15/2025	73,675,325	2,550,975
2,577	CBOT Soybean Future(c)	11/17/2025	132,328,950	161,438
730	CBOT Wheat Future(c)	09/15/2025	19,646,125	537,787
269	CME Australian Dollar Currency Future	09/16/2025	17,725,755	(75,110)
1,412	CME British Pound Currency Future	09/16/2025	121,123,125	(764,106)
2,408	CME Canadian Dollar Currency Future	09/17/2025	177,421,440	(318,985)
117	CME E-Mini NASDAQ 100 Index Future	09/22/2025	53,570,205	(37,130)
352	CME E-Mini Standard & Poor’s 500 Index Future	09/22/2025	110,066,000	(132,300)
65	CME E-Mini Standard & Poor’s MidCap 400 Index Future	09/22/2025	20,315,750	(304,830)
273	CME Euro Foreign Exchange Currency Future	09/16/2025	40,390,350	(168,062)
1,068	CME Japanese Yen Currency Future	09/16/2025	93,376,575	(151,050)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
343	CME Lean Hogs Future(c)	08/15/2025	$14,749,000	$461,210
264	CME New Zealand Dollar Currency Future	09/16/2025	16,131,720	(67,675)
506	CME Swiss Franc Currency Future	09/16/2025	80,495,113	(795,663)
78	COMEX Silver Future(c)	09/29/2025	14,107,080	46,270
118	E-mini Dow Jones Industrial Average Index Futures	09/22/2025	26,189,510	(26,930)
6,934	Eurex 2 Year Euro SCHATZ Future	09/09/2025	875,938,163	1,351,662
248	Eurex 5 Year Euro BOBL Future	09/09/2025	34,375,312	125,221
12	Eurex DAX Index Future	09/22/2025	8,497,880	(3,946)
1,285	Eurex EURO STOXX 50 Future	09/22/2025	80,626,561	57,933
1,360	FTSE 100 Index Future	09/22/2025	164,073,240	1,316,967
397	HKG Hang Seng China Enterprises Index Future	07/31/2025	21,921,086	160,249
446	KCBT Hard Red Winter Wheat Future(c)	09/15/2025	11,746,525	774,938
93	LME Nickel Future(c)	09/16/2025	8,479,273	(10,133)
308	LME Primary Aluminum Future(c)	09/16/2025	20,020,462	(423,477)
67	LME Zinc Future(c)	09/16/2025	4,610,739	9,816
284	Long Gilt Future	09/29/2025	36,264,028	22,331
207	NYBOT CSC Number 11 World Sugar Future(c)	10/01/2025	3,755,808	63,146
290	NYBOT CTN Number 2 Cotton Future(c)	12/09/2025	9,878,850	(91,570)
132	NYMEX Henry Hub Natural Gas Futures(c)	11/26/2025	6,019,200	185,350
306	NYMEX Henry Hub Natural Gas Futures(c)	10/30/2025	12,194,100	346,260
466	NYMEX Henry Hub Natural Gas Futures(c)	09/29/2025	16,743,380	712,690
939	NYMEX Henry Hub Natural Gas Futures(c)	08/28/2025	32,771,100	1,481,670
2,182	NYMEX Henry Hub Natural Gas Futures(c)	07/30/2025	75,409,920	3,785,290
40	NYMEX Platinum Future(c)	10/30/2025	2,686,000	25,830
147	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	09/02/2025	12,608,543	(42,622)
84	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	10/01/2025	6,669,331	(5,892)
27	SAFEX FTSE/JSE Top 40 Index Future	09/19/2025	1,369,239	(2,572)
1,409	SFE 3 Year Australian Bond Future	09/16/2025	99,912,539	(206,388)
377	SFE S&P ASX Share Price Index 200 Future	09/19/2025	52,955,920	75,480
2,267	TEF SET50 Index Future	09/30/2025	9,823,224	67,346
29	TSE Japanese 10 Year Bond Futures	09/15/2025	27,991,252	(5,485)
655	TTF Natural Gas Base Load Monthly Futures(c)	07/31/2025	18,883,219	616,776
1,359	Ultra U.S. Treasury Bond Futures	09/22/2025	161,890,875	(1,873,594)
	TOTAL SHORT FUTURES CONTRACTS			$8,894,703
	TOTAL FUTURES CONTRACTS			$(49,828,023)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation /(Depreciation)
To Buy:
Australian Dollar	07/01/2025	Bank Of America Merrill Lynch	48,770,000	$32,098,196	$233,835
British Pound	07/01/2025	Deutsche Bank	14,220,000	19,517,955	2,787
Euro	07/01/2025	Deutsche Bank	97,430,000	114,758,543	558,112
Israeli Shekel	07/01/2025	Bank Of America Merrill Lynch	12,490,000	3,708,322	21,267
Japanese Yen	07/01/2025	Deutsche Bank	34,545,999,999	239,852,807	1,023,104
Mexican Peso	07/01/2025	Deutsche Bank	220,360,000	11,741,387	58,578
New Zealand Dollar	07/01/2025	Bank Of America Merrill Lynch	65,760,000	40,087,783	210,261
Norwegian Krone	07/01/2025	Bank Of America Merrill Lynch	631,120,000	62,621,237	(19,765)
Polish Zloty	07/01/2025	Bank Of America Merrill Lynch	15,230,000	4,225,743	12,895
Singapore Dollar	07/01/2025	Bank Of America Merrill Lynch	33,030,000	25,976,375	97,285
South African Rand	07/01/2025	Bank Of America Merrill Lynch	26,460,000	1,494,620	8,887
Swedish Krona	07/01/2025	Bank Of America Merrill Lynch	18,140,000	1,917,509	5,278
Swiss Franc	07/01/2025	Bank Of America Merrill Lynch	46,520,000	58,633,728	436,443
Australian Dollar	07/02/2025	Bank Of America Merrill Lynch	9,370,000	6,166,909	44,378
British Pound	07/02/2025	Deutsche Bank	7,230,000	9,923,685	13,923
Canadian Dollar	07/02/2025	Deutsche Bank	148,340,000	108,904,567	147,712
Euro	07/02/2025	Deutsche Bank	124,300,000	146,407,538	217,772
Israeli Shekel	07/02/2025	Bank Of America Merrill Lynch	80,000	23,752	8
Japanese Yen	07/02/2025	Deutsche Bank	25,314,999,999	175,761,994	247,375
Mexican Peso	07/02/2025	Deutsche Bank	156,730,000	8,351,006	49
New Zealand Dollar	07/02/2025	Bank Of America Merrill Lynch	55,990,000	34,131,919	77,681
Norwegian Krone	07/02/2025	Bank Of America Merrill Lynch	608,710,000	60,397,664	169,010
Polish Zloty	07/02/2025	Bank Of America Merrill Lynch	66,820,000	18,539,996	48,741
Singapore Dollar	07/02/2025	Bank Of America Merrill Lynch	51,150,000	40,226,812	65,696
South African Rand	07/02/2025	Bank Of America Merrill Lynch	314,620,000	17,771,627	70,243
Swedish Krona	07/02/2025	Bank Of America Merrill Lynch	211,350,000	22,340,989	71,820
Swiss Franc	07/02/2025	Bank Of America Merrill Lynch	87,990,000	110,902,445	110,317
Chinese Yuan Offshore	07/02/2025	Bank Of America Merrill Lynch	511,570,000	71,465,291	150,760
Chinese Yuan Offshore	07/03/2025	Bank Of America Merrill Lynch	1,123,410,000	156,951,139	109,007
Australian Dollar	07/16/2025	Bank Of America Merrill Lynch	857,940,000	564,822,135	5,592,371
Brazilian Real	07/16/2025	Bank Of America Merrill Lynch	3,908,839,999	716,736,247	36,504,697
British Pound	07/16/2025	Deutsche Bank	615,570,000	844,970,629	11,809,603
Canadian Dollar	07/16/2025	Deutsche Bank	1,529,860,000	1,124,046,459	4,998,585
Euro	07/16/2025	Deutsche Bank	1,451,540,000	1,711,445,070	37,045,123
Indian Rupee	07/16/2025	Bank Of America Merrill Lynch	7,769,620,000	90,572,653	138,797
Israeli Shekel	07/16/2025	Bank Of America Merrill Lynch	205,580,000	61,042,667	1,192,609
Japanese Yen	07/16/2025	Deutsche Bank	136,827,000,000	951,627,403	1,568,026
Mexican Peso	07/16/2025	Deutsche Bank	13,266,250,000	705,709,750	13,966,442
New Zealand Dollar	07/16/2025	Bank Of America Merrill Lynch	690,680,000	421,251,565	5,239,270
Norwegian Krone	07/16/2025	Bank Of America Merrill Lynch	2,721,899,999	270,091,696	(44,399)
Polish Zloty	07/16/2025	Bank Of America Merrill Lynch	866,860,000	240,430,806	7,234,002
Singapore Dollar	07/16/2025	Bank Of America Merrill Lynch	253,970,000	199,959,917	1,954,467
South African Rand	07/16/2025	Bank Of America Merrill Lynch	4,613,400,000	260,294,228	1,994,015

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation /(Depreciation)
To Buy: (continued)
South Korean Won	07/16/2025	Bank Of America Merrill Lynch	147,977,000,000	$109,497,060	$1,084,943
Swedish Krona	07/16/2025	Bank Of America Merrill Lynch	1,739,920,000	184,103,365	1,495,573
Swiss Franc	07/16/2025	Bank Of America Merrill Lynch	1,041,420,000	1,315,152,284	29,465,175
Chinese Yuan Offshore	07/16/2025	Bank Of America Merrill Lynch	9,104,150,000	1,273,310,760	2,587,865
Chilean Peso	07/17/2025	Bank Of America Merrill Lynch	95,747,000,000	102,773,682	369,546
Australian Dollar	08/20/2025	Bank Of America Merrill Lynch	91,140,000	60,045,945	529,616
Indian Rupee	08/20/2025	Bank Of America Merrill Lynch	5,804,470,000	67,554,357	54,688
Israeli Shekel	08/20/2025	Bank Of America Merrill Lynch	12,570,000	3,733,750	19,605
Japanese Yen	08/20/2025	Deutsche Bank	24,250,000,000	169,338,769	1,048,142
New Zealand Dollar	08/20/2025	Bank Of America Merrill Lynch	10,210,000	6,234,660	34,180
South Korean Won	08/20/2025	Bank Of America Merrill Lynch	39,217,000,000	29,072,775	120,453
				$13,088,720,170	$170,196,853

To Sell:
Australian Dollar	07/01/2025	Bank Of America Merrill Lynch	48,770,000	$32,098,198	$(162,663)
British Pound	07/01/2025	Deutsche Bank	14,220,000	19,517,954	(20,946)
Euro	07/01/2025	Deutsche Bank	97,430,000	114,758,537	(578,832)
Israeli Shekel	07/01/2025	Bank Of America Merrill Lynch	12,490,000	3,708,322	(20,366)
Japanese Yen	07/01/2025	Deutsche Bank	34,546,000,000	239,852,803	(828,823)
Mexican Peso	07/01/2025	Deutsche Bank	220,360,000	11,741,387	(60,865)
New Zealand Dollar	07/01/2025	Bank Of America Merrill Lynch	65,760,000	40,087,785	(208,075)
Norwegian Krone	07/01/2025	Bank Of America Merrill Lynch	631,120,000	62,621,236	86,944
Polish Zloty	07/01/2025	Bank Of America Merrill Lynch	15,230,000	4,225,743	(19,490)
Singapore Dollar	07/01/2025	Bank Of America Merrill Lynch	33,030,000	25,976,375	(72,089)
South African Rand	07/01/2025	Bank Of America Merrill Lynch	26,460,000	1,494,620	(9,521)
Swedish Krona	07/01/2025	Bank Of America Merrill Lynch	18,140,000	1,917,509	(3,178)
Swiss Franc	07/01/2025	Bank Of America Merrill Lynch	46,520,000	58,633,725	(383,555)
Australian Dollar	07/02/2025	Bank Of America Merrill Lynch	9,370,000	6,166,908	(31,008)
British Pound	07/02/2025	Deutsche Bank	7,230,000	9,923,686	(11,959)
Canadian Dollar	07/02/2025	Deutsche Bank	148,340,000	108,904,569	(211,195)
Chinese Yuan Offshore	07/02/2025	Bank Of America Merrill Lynch	511,570,000	71,465,291	(135,917)
Euro	07/02/2025	Deutsche Bank	124,300,000	146,407,541	(626,412)
Israeli Shekel	07/02/2025	Bank Of America Merrill Lynch	80,000	23,752	(6)
Japanese Yen	07/02/2025	Deutsche Bank	25,315,000,000	175,762,003	(308,047)
Mexican Peso	07/02/2025	Deutsche Bank	156,730,000	8,351,006	(2,709)
New Zealand Dollar	07/02/2025	Bank Of America Merrill Lynch	55,990,000	34,131,916	(151,991)
Norwegian Krone	07/02/2025	Bank Of America Merrill Lynch	608,710,000	60,397,662	(159,549)
Polish Zloty	07/02/2025	Bank Of America Merrill Lynch	66,820,000	18,539,997	(61,862)
Singapore Dollar	07/02/2025	Bank Of America Merrill Lynch	51,150,000	40,226,812	(91,047)
South African Rand	07/02/2025	Bank Of America Merrill Lynch	314,620,000	17,771,627	(83,444)
Swedish Krona	07/02/2025	Bank Of America Merrill Lynch	211,350,000	22,340,988	(121,324)
Swiss Franc	07/02/2025	Bank Of America Merrill Lynch	87,990,000	110,902,443	(471,422)
Chinese Yuan Offshore	07/03/2025	Bank Of America Merrill Lynch	1,123,410,000	156,951,136	(120,145)
Australian Dollar	07/16/2025	Bank Of America Merrill Lynch	857,940,000	564,822,136	(10,660,907)
Brazilian Real	07/16/2025	Bank Of America Merrill Lynch	271,370,000	49,759,193	(822,430)
British Pound	07/16/2025	Deutsche Bank	839,010,000	1,151,678,616	(12,716,555)
Canadian Dollar	07/16/2025	Deutsche Bank	2,006,579,999	1,474,310,814	(6,537,274)
Chinese Yuan Offshore	07/16/2025	Bank Of America Merrill Lynch	9,104,150,000	1,273,310,761	(3,571,461)
Euro	07/16/2025	Deutsche Bank	1,085,510,000	1,279,875,677	(27,265,107)

The accompanying notes are an integral part of these financial statements.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation /(Depreciation)
To Sell: (continued)
Indian Rupee	07/16/2025	Bank Of America Merrill Lynch	7,769,620,000	$90,572,648	$(312,101)
Israeli Shekel	07/16/2025	Bank Of America Merrill Lynch	205,580,000	61,042,666	(2,429,093)
Japanese Yen	07/16/2025	Deutsche Bank	136,827,000,000	951,627,406	3,480,909
Mexican Peso	07/16/2025	Deutsche Bank	4,683,040,000	249,118,401	(3,575,279)
New Zealand Dollar	07/16/2025	Bank Of America Merrill Lynch	690,680,000	421,251,567	(6,367,269)
Norwegian Krone	07/16/2025	Bank Of America Merrill Lynch	2,721,900,000	270,091,696	(242,726)
Polish Zloty	07/16/2025	Bank Of America Merrill Lynch	169,760,000	47,084,343	(900,244)
Singapore Dollar	07/16/2025	Bank Of America Merrill Lynch	177,520,000	139,768,021	(750,224)
South African Rand	07/16/2025	Bank Of America Merrill Lynch	4,613,399,999	260,294,229	(3,922,883)
South Korean Won	07/16/2025	Bank Of America Merrill Lynch	147,977,000,000	109,497,055	(1,193,746)
Swedish Krona	07/16/2025	Bank Of America Merrill Lynch	3,244,649,999	343,320,946	(3,142,348)
Swiss Franc	07/16/2025	Bank Of America Merrill Lynch	1,409,660,000	1,780,182,413	(46,319,880)
Chilean Peso	07/17/2025	Bank Of America Merrill Lynch	52,254,000,000	56,088,815	(468,159)
Australian Dollar	08/20/2025	Bank Of America Merrill Lynch	33,740,000	22,228,991	(163,767)
Chinese Yuan Offshore	08/20/2025	Bank Of America Merrill Lynch	2,220,050,000	311,367,727	(469,899)
Japanese Yen	08/20/2025	Deutsche Bank	73,920,000,000	516,186,464	(1,515,773)
New Zealand Dollar	08/20/2025	Bank Of America Merrill Lynch	121,750,000	74,345,727	(295,781)
Norwegian Krone	08/20/2025	Bank Of America Merrill Lynch	234,120,000	23,236,690	(55,876)
South African Rand	08/20/2025	Bank Of America Merrill Lynch	319,290,000	17,967,826	(71,123)
South Korean Won	08/20/2025	Bank Of America Merrill Lynch	27,683,000,000	20,522,265	(43,235)
				$13,164,454,624	$(135,201,727)

Total					$34,995,126

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.4%
	FIXED INCOME - 90.4%
106,764	iShares 1-5 Year Investment Grade Corporate Bond	$5,632,869
119,165	PGIM Ultra Short Bond ETF	5,929,650
81,223	Vanguard Short-Term Corporate Bond ETF(a)	6,457,229
	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,170,018)	18,019,748

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
289,461	First American Treasury Obligations Fund, Class X, 4.21%(b)	289,461
	TOTAL SHORT-TERM INVESTMENTS (Cost $289,461)	289,461

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 13.3%
	CALL OPTIONS PURCHASED - 11.8%
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	$565	$2,881,500	$318,240
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	570	3,990,000	501,200
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	885,000	85,425
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	570	4,845,000	660,025
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	560	2,800,000	472,500
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,000,000	317,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,654,810)					2,354,890

	PUT OPTIONS PURCHASED - 1.5%
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	$505	$2,575,500	$8,925
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	520	3,640,000	52,990
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	535	802,500	13,920
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	515	4,377,500	80,920
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	515	2,575,000	61,850
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	540	2,700,000	77,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $642,558)					296,555

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,297,368)					2,651,445

The accompanying notes are an integral part of these financial statements.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Fair Value
TOTAL INVESTMENTS - 105.1% (Cost $20,756,847)	$20,960,654
CALL OPTIONS WRITTEN - (3.6)% (Premiums received - $439,851)	(712,547)
PUT OPTIONS WRITTEN - (2.6)% (Premiums received - $1,106,517)	(529,833)
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	212,147
NET ASSETS - 100.0%	$19,930,421

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS WRITTEN - (6.2)%
	CALL OPTIONS WRITTEN- (3.6)%
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	$645	$3,289,500	$35,292
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	640	4,480,000	157,500
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	670	1,005,000	14,100
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	650	5,525,000	203,405
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	635	3,175,000	202,050
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	675	3,375,000	100,200
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $439,851)					712,547

	PUT OPTIONS WRITTEN - (2.6)%
51	SPDR S&P 500 ETF Trust	IB	09/19/2025	$565	$2,881,500	$26,673
70	SPDR S&P 500 ETF Trust	IB	01/16/2026	570	3,990,000	98,700
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	885,000	26,490
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	570	4,845,000	143,820
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	560	2,800,000	94,150
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,000,000	140,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $1,106,517)					529,833

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,546,368)					$1,242,380

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2025

	Catalyst/Warrington	Catalyst	Catalyst/Welton
	Strategic	Systematic Alpha	Advantage
	Program Fund	Fund	Multi-Strategy Fund
		(Consolidated)	(Consolidated)
ASSETS:
Investments in Securities at Cost	$67,502,924	$217,936,443	$39,124,548

Investments in Securities at Value	$67,316,627	$220,688,443	$40,558,980
Deposits with Broker for futures and options (a)	8,511,353	—	8,263,504
Dividends and interest receivable	80,019	767,068	46,280
Receivable for Fund shares sold	80,635	82,262	6,831
Receivable for securities sold	—	—	962,141
Foreign Cash Held with Broker for Futures and Options (Cost $0, $0, $56,073) (a)	—	—	131,478
Futures unrealized appreciation	—	—	1,159,778
Prepaid expenses and other assets	23,523	40,655	10,190
Total Assets	76,012,157	221,578,428	51,139,182

LIABILITIES:
Options written, at value (proceeds $226,800, $0, $0)	61,000	—	—
Payable for securities purchased	—	—	1,040,779
Investment advisory fees payable	108,690	190,775	45,873
Accrued 12b-1 fees	10,786	29,797	2,351
Payable to related parties	11,591	28,435	9,782
Payable for Fund shares redeemed	70,007	601,432	—
Trustee fee payable	3,958	3,964	3,998
Futures unrealized depreciation	—	—	624,011
Unrealized depreciation - on swap contracts	—	12,151,317	—
Compliance officer fees payable	165	226	141
Accrued expenses and other liabilities	30,929	88,701	25,747
Total Liabilities	297,126	13,094,647	1,752,682

Net Assets	$75,715,031	$208,483,781	$49,386,500

NET ASSETS CONSIST OF:
Paid in capital	$1,070,608,803	$214,257,805	$52,583,553
Accumulated earnings (deficit)	(994,893,772)	(5,774,024)	(3,197,053)
Net Assets	$75,715,031	$208,483,781	$49,386,500

Class A
Net Assets	$13,827,651	$24,945,279	$259,073
Shares of beneficial interest outstanding (b)	1,498,130	2,554,209	15,737
Net asset value per share (Net assets/shares outstanding)	$9.23	$9.77	$16.46
Maximum offering price per share (c)	$9.79	$10.37	$17.46
Minimum redemption price per share (d)	$9.14	$9.67	$16.30

Class C
Net Assets	$7,434,224	$7,723,804	$656,689
Shares of beneficial interest outstanding (b)	862,603	831,638	41,032
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.62	$9.29	$16.00

Class I
Net Assets	$54,453,156	$175,814,698	$48,470,738
Shares of beneficial interest outstanding (b)	5,758,476	18,453,501	2,909,399
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.46	$9.53	$16.66

(a)	See Section 1d in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2025

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
ASSETS:
Investments in Securities at Cost	$26,272,442	$12,875,401	$6,874,439,606	$20,756,847

Investments in Securities at Value	$26,400,153	$17,145,783	$8,069,229,879	$20,960,654
Cash at Broker (a)	508,000	—	—	—
Cash Collateral Held at Custodian	517,777	—	30,659,625	—
Futures unrealized appreciation	1,118,473	—	35,155,960	—
Foreign Cash Held with Broker for Futures and Options (Cost $344,239, $0, $41,891,977, $0) (a)	342,411	—	43,302,637	—
Deposits with Broker for futures and options (a)	4,463,423	753,512	75,683,181	244,579
Dividends and interest receivable	41,594	9,075	22,486,262	1,197
Receivable for Fund shares sold	—	—	8,171,958	—
Unrealized appreciation on forward currency exchange contracts	483,580	—	173,828,870	—
Prepaid expenses and other assets	15,075	10,737	262,807	14,326
Total Assets	33,890,486	17,919,107	8,458,781,179	21,220,756

LIABILITIES:
Options written, at value (proceeds $0, $0, $0, $1,546,368)	—	—	—	1,242,380
Investment advisory fees payable	30,915	3,946	11,719,060	7,249
Accrued 12b-1 fees	2,390	2,042	972,315	5,560
Futures unrealized depreciation	210,238	318,686	84,983,983	—
Payable upon return of securities loaned (Market value of securities on loan $0,	—	35,174	—	—
$35,158, $0, $0) Payable for Fund shares redeemed	—	—	7,540,981	7,575
Unrealized depreciation on forward currency exchange contracts	287,090	—	138,833,744	—
Payable to related parties	10,426	7,841	495,533	7,218
Trustee fee payable	3,985	3,925	4,047	4,497
Compliance officer fees payable	8	53	59	26
Accrued expenses and other liabilities	15,731	21,134	1,854,053	15,830
Total Liabilities	560,783	392,801	246,403,775	1,290,335

Net Assets	$33,329,703	$17,526,306	$8,212,377,404	$19,930,421

NET ASSETS CONSIST OF:
Paid in capital	$36,280,832	$13,726,303	$7,039,840,553	$29,611,287
Accumulated earnings (deficit)	(2,951,129)	3,800,003	1,172,536,851	(9,680,866)
Net Assets	$33,329,703	$17,526,306	$8,212,377,404	$19,930,421

Class A
Net Assets	$653,682	$441,074	$549,906,771	$5,056,118
Shares of beneficial interest outstanding (b)	72,545	31,870	14,214,653	483,540
Net asset value per share (Net assets/shares outstanding)	$9.01	$13.84	$38.69	$10.46
Maximum offering price per share (c)	$9.56	14.68	$41.05	$11.10
Minimum redemption price per share (d)	$8.92	$13.70	$38.30	$10.36

Class C
Net Assets	$894	$1,567,469	$373,961,619	$2,778,729
Shares of beneficial interest outstanding (b)	100	123,973	9,965,922	274,938
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.94	$12.64	$37.52	$10.11

Class C-1 (e)
Net Assets			$44,478,559
Shares of beneficial interest outstanding (b)			1,195,679
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)			$37.20

Class I
Net Assets	$32,675,127	$15,517,763	$7,244,030,455	$12,095,574
Shares of beneficial interest outstanding (b)	3,613,294	1,100,444	185,650,548	1,146,782
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.04	$14.10	$39.02	$10.55

(a)	See Section 1b in the notes for the breakout by counterparty.

(b)	Unlimited number of shares of no par value beneficial interest authorized.

(c)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(d)	Investments in Class A shares made at or above $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

(e)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2025

	Catalyst/Warrington	Catalyst	Catalyst/Welton
	Strategic Program	Systematic Alpha	Advantage
	Fund	Fund	Multi-Strategy Fund
		(Consolidated)	(Consolidated) (a)
Investment Income:
Dividend income	$—	$—	$468,508
Interest income	3,685,636	21,819,092	597,255
Foreign tax withheld	—	—	(150)
Total Investment Income	3,685,636	21,819,092	1,065,613

Operating Expenses:
Investment advisory fees	1,575,054	6,956,297	697,604
12b-1 Fees:
Class A	33,749	106,349	390
Class C	89,555	119,532	1,165
Registration fees	52,718	126,816	4,141
Financial administration/Fund accounting fees	55,243	151,925	44,041
Custody fees	3,786	22,855	118,140
Legal fees	31,024	41,904	63,202
Trustees’ fees	15,502	15,502	19,702
Networking fees	100,395	548,102	4,777
Compliance officer fees	13,257	18,686	12,427
Audit fees	9,117	23,884	9,197
Transfer Agent fees	10,824	57,872	2,017
Legal administration/Management service fees	15,416	79,174	6,812
Printing expense	5,548	77,996	13,049
Insurance expense	3,402	11,662	575
Interest expense	3,699	239	221
Miscellaneous expense	3,299	72,807	5,921
Total Operating Expenses	2,021,588	8,431,602	1,003,381
Less: Fees waived/expenses reimbursed by Advisor	(105,080)	(156,827)	(205,641)
Plus: Expenses recaptured	—	135,542	—
Net Operating Expenses	1,916,508	8,410,317	797,740

Net Investment Income	1,769,128	13,408,775	267,873

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	930,258	892,634
Options purchased	(5,829,726)	—	(538,544)
Options written	7,515,822	—	—
Futures	—	—	(6,745,486)
Swaps	—	(132,451,003)	—
Foreign currency transactions	—	—	(129,100)
Net Realized Gain (Loss)	1,686,096	(131,520,745)	(6,520,496)

Net change in unrealized appreciation (depreciation) on:
Investments	19,311	3,589,362	1,434,432
Options purchased	20,850	—	—
Options written	(36,700)	—	—
Futures	—	—	535,767
Foreign currency translations	—	—	75,405
Swaps	—	(22,653,304)	—

Net change in unrealized appreciation (depreciation)	3,461	(19,063,942)	2,045,604

Net Realized and Unrealized Gain (Loss) on Investments	1,689,557	(150,584,687)	(4,474,892)

Net Increase (Decrease) in Net Assets Resulting From Operations	$3,458,685	$(137,175,912)	$(4,207,019)

(a)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Continued)
For the Year Ended June 30, 2025

	Catalyst/Aspect	Catalyst	Catalyst/Millburn	Catalyst
	Enhanced Multi-Asset	Nasdaq-100 Hedged	Hedge Strategy	Buffered Shield
	Fund	Equity Fund	Fund	Fund
	(Consolidated)		(Consolidated)
Investment Income:
Dividend Income	$347,896	$114,650	$69,196,023	$833,097
Interest Income	568,640	37,558	174,537,339	9,551
Securities Lending - net	—	5,121	—	—
Foreign tax withheld	—	(204)	—	—
Total Investment Income	916,536	157,125	243,733,362	842,648

Operating Expenses:
Investment advisory fees	406,247	215,598	138,629,396	252,224
12b-1 Fees:
Class A	2,349	1,152	1,371,633	12,734
Class C	46	15,007	3,804,963	30,836
Class C-1	—	—	417,015	—
Legal fees	30,979	25,538	69,937	24,915
Financial administration/Fund accounting fees	51,990	39,797	1,944,024	38,033
Trustees’ fees	15,768	15,502	15,502	16,002
Compliance officer fees	18,077	11,044	206,723	10,977
Audit fees	10,130	7,199	314,711	6,857
Printing expense	911	1,603	535,808	1,683
Transfer Agent fees	6,653	2,859	337,599	3,687
Custody fees	5,517	3,818	318,594	3,093
Networking fees	4,970	19,285	6,961,187	16,132
Legal administration/Management service fees	3,957	2,952	1,348,677	3,454
Registration fees	25,904	26,267	230,062	40,812
Insurance expense	449	489	211,235	596
Dividend expense	—	—	—	7,036
Interest expense	—	6,609	428,563	3,834
Miscellaneous expense	5,680	20,579	75,492	3,268
Total Operating Expenses	589,627	415,298	157,221,121	476,173
Less: Fees waived/expenses reimbursed by Advisor	(124,560)	(135,582)	—	(173,651)
Net Operating Expenses	465,067	279,716	157,221,121	302,522

Net Investment Income (Loss)	451,469	(122,591)	86,512,241	540,126

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	7,078	2,306,929	32,310,934	(97,608)
Long Term Capital Gains from underlying investment companies	—	—	343,683	—
Options purchased	—	(22,128)	—	890,982
Options written	—	(470,105)	—	441,824
Futures	(2,871,868)	(133,197)	(253,283,607)	—
Foreign currency transactions	(1,662,179)	21	(47,895,632)	—
Net Realized Gain (Loss)	(4,526,969)	1,681,520	(268,524,622)	1,235,198

Net change in unrealized appreciation (depreciation) on:
Investments	231,846	(55,495)	347,135,006	476,554
Options purchased	—	506,376	—	(646,662)
Options written	—	(57,788)	—	416,036
Futures	895,627	(318,686)	(118,653,055)	—
Foreign currency translations	(22,074)	—	(68,690,460)	—

Net change in unrealized appreciation	1,105,399	74,407	159,791,491	245,928

Net Realized and Unrealized Gain (Loss) on Investments	(3,421,570)	1,755,927	(108,733,131)	1,481,126

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,970,101)	$1,633,336	$(22,220,890)	$2,021,252

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst/Warrington Strategic Program Fund

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
Operations:
Net investment income	$1,769,128	$2,669,497
Net realized gain on investments	1,686,096	932,332
Net change in unrealized appreciation on investments	3,461	310,538
Net increase in net assets resulting from operations	3,458,685	3,912,367

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(375,180)	(106,601)
Class C	(194,491)	—
Class I	(2,092,265)	(878,678)
Total distributions to shareholders	(2,661,936)	(985,279)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,720,371	1,777,834
Class C	122,315	386,241
Class I	8,627,013	29,383,899
Reinvestment of distributions
Class A	356,119	99,830
Class C	179,624	—
Class I	1,999,503	846,759
Cost of shares redeemed
Class A	(4,448,464)	(4,495,629)
Class C	(3,282,822)	(3,962,018)
Class I	(35,141,024)	(43,185,154)
Capital Contribution
Class A	—	18,618
Class C	—	13,612
Class I	—	104,815
Net decrease in net assets from share transactions of beneficial interest	(27,867,365)	(19,011,193)

Total Decrease in Net Assets	(27,070,616)	(16,084,105)

Net Assets:
Beginning of year	102,785,647	118,869,752
End of year	$75,715,031	$102,785,647

Share Activity:
Class A
Shares Sold	403,441	197,246
Shares Reinvested	39,613	11,055
Shares Redeemed	(486,468)	(497,157)
Net decrease in shares of Beneficial interest	(43,414)	(288,856)

Class C
Shares Sold	14,227	45,622
Shares Reinvested	21,308	—
Shares Redeemed	(383,144)	(468,680)
Net decrease in shares of Beneficial interest	(347,609)	(423,058)

Class I
Shares Sold	917,103	3,170,784
Shares Reinvested	217,337	91,740
Shares Redeemed	(3,749,065)	(4,661,352)
Net decrease in shares of Beneficial interest	(2,614,625)	(1,398,828)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/Welton
			Advantage Multi-Strategy
	Catalyst Systematic Alpha Fund		Fund (a)
	(Consolidated)		(Consolidated)

	Year Ended	Year Ended	Period Ended
	June 30, 2025	June 30, 2024	June 30, 2025
Operations:
Net investment income	$13,408,775	$10,873,951	$267,873
Net realized gain (loss) on investments	(131,520,745)	35,487,402	(6,520,496)
Net change in unrealized appreciation (depreciation) on investments	(19,063,942)	4,520,383	2,045,604
Net increase (decrease) in net assets resulting from operations	(137,175,912)	50,881,736	(4,207,019)

Distributions to Shareholders from:
Return of Capital
Class A	(140,422)	—	—
Class C	(26,481)	—	—
Class I	(1,309,401)	—	—
From Accumulated Earnings
Class A	(3,917,478)	(621,911)	(483)
Class C	(1,164,103)	(109,350)	— *
Class I	(42,823,384)	(7,080,421)	(423,611)
Total distributions to shareholders	(49,381,269)	(7,811,682)	(424,094)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	19,516,235	55,634,076	361,108
Class C	4,701,821	13,034,680	824,527
Class I	257,843,384	598,812,897	54,513,498
Reinvestment of distributions
Class A	3,762,463	600,987	483
Class C	1,162,344	107,523	— *
Class I	39,322,044	6,540,891	411,751
Cost of shares redeemed
Class A	(42,492,754)	(13,250,098)	(66,337)
Class C	(7,705,444)	(2,966,535)	(174,858)
Class I	(571,682,257)	(102,984,264)	(1,852,559)
Net increase (decrease) in net assets from share transactions of beneficial interest	(295,572,164)	555,530,157	54,017,613

Total Increase (Decrease) in Net Assets	(482,129,345)	598,600,211	49,386,500

Net Assets:
Beginning of year/period	690,613,126	92,012,915	—
End of year/period	$208,483,781	$690,613,126	$49,386,500

Share Activity:
Class A
Shares Sold	1,580,892	4,259,967	19,902
Shares Reinvested	333,271	45,949	27
Shares Redeemed	(3,694,313)	(1,036,242)	(4,192)
Net increase (decrease) in shares of Beneficial interest	(1,780,150)	3,269,674	15,737

Class C
Shares Sold	404,474	1,043,550	52,260
Shares Reinvested	109,140	8,701	— **
Shares Redeemed	(752,010)	(236,520)	(11,228)
Net increase (decrease) in shares of Beneficial interest	(238,396)	815,731	41,032

Class I
Shares Sold	21,710,777	47,175,877	2,998,092
Shares Reinvested	3,569,382	510,425	22,414
Shares Redeemed	(52,394,988)	(8,112,167)	(111,107)
Net increase (decrease) in shares of Beneficial interest	(27,114,829)	39,574,135	2,909,399

*	Less than $1.00.

**	Less than 1 share.

(a)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Aspect Enhanced Multi-Asset Fund (a)		Catalyst Nasdaq-100 Hedged Equity Fund
	(Consolidated)

	Year Ended	Period Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Operations:
Net investment gain (loss)	$451,469	$359,344	$(122,591)	$(103,092)
Net realized gain (loss) on investments	(4,526,969)	2,042,071	1,681,520	(1,008,182)
Net change in unrealized appreciation on investments	1,105,399	125,209	74,407	3,332,216
Net increase (decrease) in net assets resulting from operations	(2,970,101)	2,526,624	1,633,336	2,220,942

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(159,172)	—	—	—
Class C	(144)	—	—	—
Class I	(2,567,018)	—	—	—
Total distributions to shareholders	(2,726,334)	—	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	489,095	890,622	24,780	108,928
Class C	22,500	1,000	34,049	17,080
Class I	19,475,563	16,628,216	973,544	8,529,704
Reinvestment of distributions
Class A	159,023	—	—	—
Class C	—	—	—	—
Class I	2,177,509	—	—	—
Cost of shares redeemed
Class A	(605,891)	(99)	(170,165)	(241,207)
Class C	(22,817)	—	(137,676)	(65,090)
Class I	(2,681,305)	(33,902)	(3,349,940)	(5,211,741)
Net increase (decrease) in net assets from share transactions of beneficial interest	19,013,677	17,485,837	(2,625,408)	3,137,674

Total Increase (Decrease) in Net Assets	13,317,242	20,012,461	(992,072)	5,358,616

Net Assets:
Beginning of year/period	20,012,461	—	18,518,378	13,159,762
End of year/period	$33,329,703	$20,012,461	$17,526,306	$18,518,378

Share Activity:
Class A
Shares Sold	44,911	77,396	1,889	9,422
Shares Reinvested	15,823	—	—	—
Shares Redeemed	(65,576)	(9)	(13,192)	(20,570)
Net increase (decrease) in shares of Beneficial interest	(4,842)	77,387	(11,303)	(11,148)

Class C
Shares Sold	1,982	100	2,945	1,603
Shares Reinvested	—	—	—	—
Shares Redeemed	(1,982)	—	(11,852)	(6,174)
Net increase (decrease) in shares of Beneficial interest	—	100	(8,907)	(4,571)

Class I
Shares Sold	2,017,199	1,644,206	75,821	737,534
Shares Reinvested	216,237	—	—	—
Shares Redeemed	(261,324)	(3,024)	(263,464)	(449,166)
Net increase (decrease) in shares of Beneficial interest	1,972,112	1,641,182	(187,643)	288,368

(a)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations on December 28, 2023.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Millburn Hedge Strategy Fund		Catalyst Buffered Shield Fund
	(Consolidated)

	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Operations:
Net investment income	$86,512,241	$88,596,282	$540,126	$780,806
Net realized gain (loss) on investments	(268,524,622)	402,231,166	1,235,198	1,552,373
Net change in unrealized appreciation on investments	159,791,491	468,430,086	245,928	1,469,359
Net increase (decrease) in net assets resulting from operations	(22,220,890)	959,257,534	2,021,252	3,802,538

Distributions to Shareholders from:
From Accumulated Earnings
Class A	(13,330,856)	(8,997,002)	(133,200)	(297,144)
Class C	(6,606,133)	(4,727,185)	(61,737)	(51,482)
Class C-1 (a)	(791,528)	(464,972)	—	—
Class I	(181,473,235)	(119,388,779)	(339,237)	(512,668)
Total distributions to shareholders	(202,201,752)	(133,577,938)	(534,174)	(861,294)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	144,902,515	180,593,975	516,905	805,672
Class C	73,088,835	64,115,896	235,369	234,356
Class C-1 (a)	10,628,342	13,740,028	—	—
Class I	2,544,827,982	2,404,460,548	854,551	1,851,442
Reinvestment of distributions
Class A	11,404,253	7,690,966	131,280	295,324
Class C	6,349,587	4,543,481	60,997	51,039
Class C-1 (a)	294,980	183,549	—	—
Class I	128,618,460	87,888,237	291,581	472,804
Cost of shares redeemed
Class A	(148,206,863)	(134,268,890)	(1,735,734)	(9,658,282)
Class C	(79,227,994)	(93,163,117)	(1,098,274)	(1,361,418)
Class C-1 (a)	(4,705,142)	(6,693,814)	—	—
Class I	(1,784,724,572)	(1,879,188,767)	(3,127,555)	(14,312,291)
Net increase (decrease) in net assets from share transactions of beneficial interest	903,250,383	649,902,092	(3,870,880)	(21,621,354)

Total Increase (Decrease) in Net Assets	678,827,741	1,475,581,688	(2,383,802)	(18,680,110)

Net Assets:
Beginning of year	7,533,549,663	6,057,967,975	22,314,223	40,994,333
End of year	$8,212,377,404	$7,533,549,663	$19,930,421	$22,314,223

Share Activity:
Class A
Shares Sold	3,772,974	4,822,597	50,968	90,956
Shares Reinvested	292,342	213,935	12,896	33,182
Shares Redeemed	(3,880,895)	(3,627,086)	(173,767)	(1,063,726)
Net increase (decrease) in shares of Beneficial interest	184,421	1,409,446	(109,903)	(939,588)

Class C
Shares Sold	1,956,118	1,767,394	24,853	26,680
Shares Reinvested	167,094	129,666	6,174	5,907
Shares Redeemed	(2,137,800)	(2,564,630)	(112,791)	(157,643)
Net (decrease) in shares of Beneficial interest	(14,588)	(667,570)	(81,764)	(125,056)

Class C-1 (a)
Shares Sold	285,927	385,134
Shares Reinvested	7,831	5,274
Shares Redeemed	(127,387)	(188,382)
Net increase in shares of Beneficial interest	166,371	202,026

Class I
Shares Sold	65,788,297	64,275,232	84,865	204,371
Shares Reinvested	3,273,575	2,428,523	28,447	52,768
Shares Redeemed	(46,831,227)	(50,576,433)	(311,064)	(1,566,211)
Net increase (decrease) in shares of Beneficial interest	22,230,645	16,127,322	(197,752)	(1,309,072)

(a)	Class C-1 only applies to the Catalyst/Millburn Hedge Strategy Fund.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$9.14	$8.90		$8.72		$8.02		$7.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.17	0.19		(0.03)		(0.20)		(0.15)
Net realized and unrealized gain on investments	0.18	0.11		0.28		0.90		0.56
Total from investment operations	0.35	0.30		0.25		0.70		0.41

LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.06)		(0.07)		—		—
Total distributions	(0.26)	(0.06)		(0.07)		—		—

Net asset value, end of year	$9.23	$9.14		$8.90		$8.72		$8.02

Total return (B)	3.87%	3.42	% (K)	2.93	% (J)	8.73	% (C)	5.39	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,828	$14,089		$16,291		$19,212		$17,587
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.36%	2.38	% (K)	2.65%		2.49%		2.43%
Expenses, net waiver and reimbursement (D,E)	2.24%	2.30	% (K)	2.60%		2.45%		2.02	% (H)
Net investment income (loss), before waiver and reimbursement (D,G)	1.72%	1.99	% (K)	(0.35)%		(2.42)%		(2.40)%
Net investment income (loss), net waiver and reimbursement (D,G)	1.84%	2.08	% (K)	(0.30)%		(2.38)%		(1.98	)% (H)
Portfolio turnover rate	0%	0%		0%		0%		0%

	Class C
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$8.54	$8.32		$8.14		$7.54		$7.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,G)	0.09	0.11		(0.09)		(0.24)		(0.20)
Net realized and unrealized gain on investments	0.17	0.11		0.27		0.84		0.53
Total from investment operations	0.26	0.22		0.18		0.60		0.33

LESS DISTRIBUTIONS:
From net investment income	(0.18)	—		(0.00	) (I)	—		—
Total distributions	(0.18)	—		(0.00)		—		—

Net asset value, end of year	$8.62	$8.54		$8.32		$8.14		$7.54

Total return (B)	3.14%	2.64	% (K)	2.21	% (J)	7.96	% (C)	4.58	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,434	$10,338		$13,583		$15,588		$20,305
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	3.11%	3.13	% (K)	3.40%		3.24%		3.19%
Expenses, net waiver and reimbursement (D,F)	2.99%	3.05	% (K)	3.35%		3.20%		2.77	% (H)
Net investment income (loss), before waiver and reimbursement (D,G)	0.99%	1.22	% (K)	(1.10)%		(3.16)%		(3.16)%
Net investment income (loss), net waiver and reimbursement (D,G)	1.11%	1.30	% (K)	(1.05)%		(3.12)%		(2.74	)% (H)
Portfolio turnover rate	0%	0%		0%		0%		0%

(A)	P er share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio to average net assets (excluding dividend and interest expense).

Expenses, before waiver and reimbursement (D)	2.36%	2.37	% (K)	2.64%	2.49%	2.43%
Expenses, net waiver and reimbursement (D)	2.24%	2.29	% (K)	2.59%	2.45%	2.02	% (H)

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	3.11%	3.12	% (K)	3.39%	3.24%	3.19.	%
Expenses, net waiver and reimbursement (D)	2.99%	3.04	% (K)	3.34%	3.20%	2.77	% (H)

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Advisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(I)	Amount is less than $0.005.

(J)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(K)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$9.36	$9.11		$8.92		$8.18		$7.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A,F)	0.20	0.22		0.00	(I)	(0.18)		(0.13)
Net realized and unrealized gain on investments	0.18	0.12		0.28		0.92		0.57
Total from investment operations	0.38	0.34		0.28		0.74		0.44

LESS DISTRIBUTIONS:
From net investment income	(0.28)	(0.09)		(0.09)		—		—
Total distributions	(0.28)	(0.09)		(0.09)		—		—

Net asset value, end of year	$9.46	$9.36		$9.11		$8.92		$8.18

Total return (B)	4.16%	3.72	% (J)	3.21	% (H)	9.05	% (C)	5.68	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$54,453	$78,359		$88,996		$89,859		$61,014
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.11%	2.13	% (J)	2.40%		2.24%		2.16%
Expenses, net waiver and reimbursement (D,E)	1.99%	2.05	% (J)	2.35%		2.20%		1.75	% (G)
Net investment income (loss), before waiver and reimbursement (D,F)	1.99%	2.25	% (J)	(0.05)%		(2.17)%		(2.13)%
Net investment income (loss), net waiver and reimbursement (D,F)	2.11%	2.34	% (J)	(0.00)%		(2.13)%		(1.71	)% (G)
Portfolio turnover rate	0%	0%		0%		0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.11%	2.12	% (J)	2.39%	2.24%	2.16%
Expenses, net waiver and reimbursement (D)	1.99%	2.04	% (J)	2.34%	2.20%	1.75	% (G)

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Avisor has voluntarily waived a portion of expenses. This waiver will not be recaptured by the advisor.

(H)	Fund performance was materially impacted by a nonrecurring litigation settlement of $1.96 million booked to the Fund on June 19, 2023. The impact was $0.1482/share, or 1.65% of the Fund’s NAV.

(I)	Amount less than $.005

(J)	Excludes $183,757 of recovery of legal fees from the Trust’s insurance policy, if this amount was included the expense ratios would have been reduced by .16% and net investment income/loss ratios would have been increased by 0.16%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the		For the
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$13.83		$12.83		$10.06	$10.86		$9.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.31		0.40		0.25	(0.17)		0.04
Net realized and unrealized gain (loss) on investments	(3.21)		0.87		3.03	(0.05)		3.16
Total from investment operations	(2.90)		1.27		3.28	(0.22)		3.20

LESS DISTRIBUTIONS:
From net investment income	(1.12)		(0.27)		(0.51)	(0.58)		(1.90)
From net realized gains on investments	(0.00	) (I)	—		—	—		—
From return of capital	(0.04)		—		—	—		—
Total distributions	(1.16)		(0.27)		(0.51)	(0.58)		(1.90)

Net asset value, end of year	$9.77		$13.83		$12.83	$10.06		$10.86

Total return (B)	(21.86	)% (C)	10.08%		33.65%	(2.53	)% (C)	37.12	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$24,945		$59,958		$13,659	$324		$164
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.03%		1.96%		2.83%	4.63%		5.77%
Expenses, net waiver and reimbursement (D,F)	2.02	% (H)	2.02	% (H)	2.02%	2.06%		2.03%
Net investment income (loss), before waiver and reimbursement (F,G)	2.67%		3.09%		1.25%	(4.14)%		(3.44)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.69	% (H)	3.03	% (H)	2.06%	(1.53)%		0.35%
Portfolio turnover rate	20%		10%		43%	1335%		121%

	Class C
	For the		For the		For the	For the		For the
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$13.22		$12.28		$9.63	$10.41		$9.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.21		0.29		0.14	(0.25)		(0.04)
Net realized and unrealized gain (loss) on investments	(3.06)		0.83		2.93	(0.05)		3.04
Total from investment operations	(2.85)		1.12		3.07	(0.30)		3.00

LESS DISTRIBUTIONS:
From net investment income	(1.04)		(0.18)		(0.42)	(0.48)		(1.82)
From net realized gains on investments	(0.00	) (I)	—		—	—		—
From return of capital	(0.04)		—		—	—		—
Total distributions	(1.08)		(0.18)		(0.42)	(0.48)		(1.82)

Net asset value, end of year	$9.29		$13.22		$12.28	$9.63		$10.41

Total return (B)	(22.48)%		9.29%		32.72%	(3.32	)% (C)	35.99	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,724		$14,144		$3,122	$133		$184
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	2.80%		2.71%		3.58%	5.38%		6.53%
Expenses, net waiver and reimbursement (E,F)	2.75	% (H)	2.77	% (H)	2.77%	2.81%		2.78%
Net investment income (loss), before waiver and reimbursement (F,G)	1.89%		2.35%		0.46%	(5.13)%		(4.16)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.93	% (H)	2.29	% (H)	1.27%	(2.35)%		(0.39)%
Portfolio turnover rate	20%		10%		43%	1335%		121%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.03%	2.83%	4.59%	5.76%
Expenses, net waiver and reimbursement (F)	2.02%	2.02%	2.02%	2.02%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.80%	3.58%	5.34%	6.52%
Expenses, net waiver and reimbursement (F)	2.75%	2.77%	2.77%	2.77%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(I)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the		For the
	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	June 30, 2025		June 30, 2024		June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$13.53		$12.55		$9.87	$10.67		$9.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.34		0.42		0.25	(0.14)		0.06
Net realized and unrealized gain (loss) on investments	(3.15)		0.86		2.99	(0.06)		3.12
Total from investment operations	(2.81)		1.28		3.24	(0.20)		3.18

LESS DISTRIBUTIONS:
From net investment income	(1.15)		(0.30)		(0.56)	(0.60)		(1.94)
From net realized gains on investments	(0.00	) (H)	—		—	—		—
From return of capital	(0.04)		—		—	—		—
Total distributions	(1.19)		(0.30)		(0.56)	(0.60)		(1.94)

Net asset value, end of year	$9.53		$13.53		$12.55	$9.87		$10.67

Total return (B)	(21.70	)% (C)	10.41%		33.95%	(2.42	)% (C)	37.47	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$175,815		$616,511		$75,232	$6,044		$2,505
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	1.77%		1.71%		2.58%	4.38%		5.52%
Expenses, net waiver and reimbursement(D,E)	1.77	% (G)	1.77	% (G)	1.77%	1.81%		1.78%
Net investment income (loss), before waiver and reimbursement (E,F)	2.95%		3.34%		1.40%	(3.84)%		(3.10)%
Net investment income (loss), net waiver and reimbursement (E,F)	2.95	% (G)	3.28	% (G)	2.21%	(1.27)%		0.63%
Portfolio turnover rate	20%		10%		43%	1335%		121%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	1.77%	2.58%	4.34%	5.51%
Expenses, net waiver and reimbursement (E)	1.77%	1.77%	1.77%	1.77%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(H)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Period

Class A
For the
Period Ended
June 30, 2025 (A)
Net asset value, beginning of period	$18.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06
Net realized and unrealized loss on investments	(1.55)
Total from investment operations	(1.49)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$16.46

Total return (C)	(8.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$259
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.75%
Expenses, net waiver and reimbursement (D)	2.24%
Net investment income, before waiver and reimbursement	(0.33)%
Net investment income net waiver and reimbursement	0.38%
Portfolio turnover rate	2,575%

Class C
For the
Period Ended
June 30, 2025 (A)
Net asset value, beginning of period	$17.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.07)
Net realized and unrealized loss on investments	(1.38)
Total from investment operations	(1.45)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$16.00

Total return (C)	(8.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$657
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.50%
Expenses, net waiver and reimbursement (E)	2.99%
Net investment income, before waiver and reimbursement	(1.07)%
Net investment income net waiver and reimbursement	(0.47)%
Portfolio turnover rate	2,575%

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.75%
Expenses, net waiver and reimbursement	2.24%

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.50%
Expenses, net waiver and reimbursement	2.99%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Welton Advantage Multi-Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Period

Class I
For the
Period Ended
June 30, 2025 (A)
Net asset value, beginning of period	$18.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.12
Net realized and unrealized loss on investments	(1.58)
Total from investment operations	(1.46)

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)
Total distributions	(0.22)

Net asset value, end of period	$16.66

Total return (C)	(8.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,471
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.50%
Expenses, net waiver and reimbursement (D)	1.99%
Net investment income, before waiver and reimbursement	0.16%
Net investment income net waiver and reimbursement	0.67%
Portfolio turnover rate	2,575%

(A)	The Catalyst/Welton Advantage Multi-Strategy Fund commenced operations July 1, 2024.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.50%
Expenses, net waiver and reimbursement	1.99%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class A
	For the	For the
	Year Ended	Period Ended
	June 30, 2025	June 30, 2024 (A)
Net asset value, beginning of year/period	$11.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.18	0.21
Net realized and unrealized gain on investments	(1.31)	1.42
Total from investment operations	(1.13)	1.63

LESS DISTRIBUTIONS:
From net investment income	(0.56)	—
From net realized gains on investments	(0.93)	—
Total distributions	(1.49)	—

Net asset value, end of year/period	$9.01	$11.63

Total return (C)	(11.05)%	16.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$654	$900
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.78%	3.32	% (E)
Expenses, net waiver and reimbursement (F)	2.24%	2.24	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.18%	2.52	% (E)
Net investment income net waiver and reimbursement (F,G)	1.73%	3.60	% (E)
Portfolio turnover rate	31%	6	% (D)

	Class C
	For the	For the
	Year Ended	Period Ended
	June 30, 2025	June 30, 2024 (A)
Net asset value, beginning of year/period	$11.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11	0.17
Net realized and unrealized gain on investments	(1.32)	1.42
Total from investment operations	(1.21)	1.59

LESS DISTRIBUTIONS:
From net investment income	(0.51)	—
From net realized gains on investments	(0.93)	—
Total distributions	(1.44)	—

Net asset value, end of year/period	$8.94	$11.59

Total return (C)	(11.78)%	15.90	% (D,H)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	3.53%	4.07	% (E)
Expenses, net waiver and reimbursement (F)	2.99%	2.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.50%	1.84	% (E)
Net investment income net waiver and reimbursement (F,G)	1.01%	2.97	% (E)
Portfolio turnover rate	31%	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Aspect Enhanced Multi-Asset Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout The Year/Period

	Class I
	For the	For the
	Year Ended	Period Ended
	June 30, 2025	June 30, 2024 (A)
Net asset value, beginning of year/period	$11.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (B)	0.19	0.23
Net realized and unrealized gain on investments	(1.29)	1.41
Total from investment operations	(1.10)	1.64

LESS DISTRIBUTIONS:
From net investment income	(0.57)	—
From net realized gains on investments	(0.93)	—
Total distributions	(1.50)	—

Net asset value, end of year/period	$9.04	$11.64

Total return (C)	(10.82)%	16.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$32,675	$19,111
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.53%	3.01	% (E)
Expenses, net waiver and reimbursement (F)	1.99%	1.99	% (E)
Net investment income, before waiver and reimbursement (F,G)	1.42%	3.03	% (E)
Net investment income net waiver and reimbursement (F,G)	1.95%	4.05	% (E)
Portfolio turnover rate	31%	6	% (D)

(A)	The Catalyst/Aspect Enhanced Multi-Asset Fund commenced operations December 28, 2023.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$12.56	$11.01	$9.60	$11.75	$10.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.11)	(0.10)	(0.07)	(0.14)	(0.09)
Net realized and unrealized gain (loss) on investments	1.39	1.65	1.71	(1.97)	1.77
Total from investment operations	1.28	1.55	1.64	(2.11)	1.68

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—
From net realized gains on investments	—	—	(0.23)	(0.04)	(0.01)
From return of capital	—	—	—	—	(0.04)
Total distributions	—	—	(0.23)	(0.04)	(0.05)

Net asset value, end of year	$13.84	$12.56	$11.01	$9.60	$11.75

Total return (B)	10.19%	14.08%	17.60%	(18.03)%	16.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$441	$542	$598	$873	$1,522
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (C,E)	2.57%	2.60%	2.82%	2.55%	2.76%
Expenses, net waiver and reimbursement (C,E)	1.78%	1.84%	1.78%	1.74%	1.72%
Net investment loss, before waiver and reimbursement (E,F)	(1.65)%	(1.63)%	(1.79)%	(1.96)%	(1.87)%
Net investment income (loss), net waiver and reimbursement (E,F)	(0.86)%	(0.87)%	(0.75)%	(1.15)%	(0.83)%
Portfolio turnover rate	31%	35%	82%	51%	205%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$11.56	$10.21	$8.99	$11.08	$9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (A)	(0.19)	(0.17)	(0.14)	(0.21)	(0.17)
Net realized and unrealized gain (loss) on investments	1.27	1.52	1.59	(1.84)	1.68
Total from investment operations	1.08	1.35	1.45	(2.05)	1.51

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—
From net realized gains on investments	—	—	(0.23)	(0.04)	(0.01)
From return of capital	—	—	—	—	(0.04)
Total distributions	—	—	(0.23)	(0.04)	(0.05)

Net asset value, end of year	$12.64	$11.56	$10.21	$8.99	$11.08

Total return (B)	9.34%	13.22%	16.66%	(18.58)%	15.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,567	$1,536	$1,403	$1,242	$1,945
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	3.32%	3.35%	3.57%	3.30%	3.51%
Expenses, net waiver and reimbursement (D,E)	2.53%	2.59%	2.53%	2.49%	2.47%
Net investment loss, before waiver and reimbursement (E,F)	(2.41)%	(2.36)%	(2.55)%	(2.71)%	(2.68)%
Net investment loss, net waiver and reimbursement (E,F)	(1.62)%	(1.60)%	(1.51)%	(1.89)%	(1.64)%
Portfolio turnover rate	31%	35%	82%	51%	205%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	2.53%	2.50%	2.78%	2.55%	2.74%
Expenses, net waiver and reimbursement (F)	1.74%	1.74%	1.74%	1.74%	1.70%

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (F)	3.28%	3.25%	3.53%	3.30%	3.49%
Expenses, net waiver and reimbursement (F)	2.49%	2.49%	2.49%	2.49%	2.45%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Nasdaq-100 Hedged Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$12.76	$11.16	$9.71	$11.84	$10.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.08)	(0.08)	(0.06)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	1.42	1.68	1.74	(1.98)	1.79
Total from investment operations	1.34	1.60	1.68	(2.09)	1.71

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.02)
From net realized gains on investments	—	—	(0.23)	(0.04)	(0.01)
From return of capital	—	—	—	—	(0.04)
Total distributions	—	—	(0.23)	(0.04)	(0.07)

Net asset value, end of year	$14.10	$12.76	$11.16	$9.71	$11.84

Total return (B)	10.50%	14.34%	17.81%	(17.72)%	16.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$15,518	$16,440	$11,158	$12,227	$11,146
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (C,D)	2.32%	2.35%	2.57%	2.30%	2.51%
Expenses, net waiver and reimbursement (C,D)	1.53%	1.59%	1.53%	1.49%	1.47%
Net investment loss, before waiver and reimbursement (D,E)	(1.40)%	(1.32)%	(1.55)%	(1.68)%	(1.69)%
Net investment Income (loss), net waiver and reimbursement (D,E)	(0.62)%	(0.56)%	(0.51)%	(0.86)%	(0.65)%
Portfolio turnover rate	31%	35%	82%	51%	205%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (D)	2.28%	2.25%	2.53%	2.30%	2.49%
Expenses, net waiver and reimbursement (D)	1.49%	1.49%	1.49%	1.49%	1.45%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Consolidated)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$39.77	$35.18	$36.99	$36.25	$27.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.35	0.44	0.18	(0.45)	(0.46)
Net realized and unrealized gain (loss) on investments	(0.50)	4.86	0.72	1.19	10.29
Total from investment operations	(0.15)	5.30	0.90	0.74	9.83

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.56)	(1.42)	—	(1.21)
From net realized gains on investments	(0.29)	(0.15)	(1.29)	—	(0.00	) (G)
Total distributions	(0.93)	(0.71)	(2.71)	—	(1.21)

Net asset value, end of year	$38.69	$39.77	$35.18	$36.99	$36.25

Total return (B)	(0.38)%	15.26%	2.55%	2.04%	36.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$549,907	$557,931	$443,988	$335,527	$306,389
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.16%	2.19%	2.17%	2.20%	2.22%
Expenses, net waiver and reimbursement (C,E)	2.16%	2.19%	2.17%	2.20%	2.22%
Net investment income (loss), before waiver and reimbursement (C,D)	0.91%	1.18%	0.51%	(1.25)%	(1.47)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.91%	1.18%	0.51%	(1.25)%	(1.47)%
Portfolio turnover rate	19%	48%	30%	9%	13%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	38.60	$34.17	$36.01	$35.55	$27.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06	0.15	(0.10)	(0.71)	(0.68)
Net realized and unrealized gain (loss) on investments	(0.50)	4.73	0.71	1.17	10.08
Total from investment operations	(0.44)	4.88	0.61	0.46	9.40

LESS DISTRIBUTIONS:
From net investment income	(0.35)	(0.30)	(1.16)	—	(0.92)
From net realized gains on investments	(0.29)	(0.15)	(1.29)	—	(0.00	) (G)
Total distributions	(0.64)	(0.45)	(2.45)	—	(0.92)

Net asset value, end of year	$37.52	$38.60	$34.17	$36.01	$35.55

Total return (B)	(1.14)%	14.40%	1.77%	1.29%	35.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$373,962	$385,224	$363,845	$335,127	$334,331
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.91%	2.94%	2.92%	2.95%	2.97%
Expenses, net waiver and reimbursement (C,F)	2.91%	2.94%	2.92%	2.95%	2.97%
Net investment income (loss), before waiver and reimbursement (C,D)	0.16%	0.40%	(0.28)%	(2.00)%	(2.21)%
Net investment income (loss), net waiver and reimbursement (C,D)	0.16%	0.40%	(0.28)%	(2.00)%	(2.21)%
Portfolio turnover rate	19%	48%	30%	9%	13%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.16%	2.18%	2.17%	2.18%
Expenses, net waiver and reimbursement (C)	2.16%	2.18%	2.17%	2.18%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.91%	2.93%	2.92%	2.93%
Expenses, net waiver and reimbursement (C)	2.91%	2.93%	2.91%	2.93%

(G)	Amount is less than $0.005.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C-1
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021 (A)
Net asset value, beginning of year/period	$38.34	$34.00	$36.01	$35.55	$27.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.06	0.15	—	(H)	(0.63)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.48)	4.69	0.62	1.09	9.30
Total from investment operations	(0.42)	4.84	0.62	0.46	9.10

LESS DISTRIBUTIONS:
From net investment income	(0.43)	(0.35)	(1.34)	—	(0.92)
From net realized gains on investments	(0.29)	(0.15)	(1.29)	—	(0.00	) (H)
Total distributions	(0.72)	(0.50)	(2.63)	—	(0.92)

Net asset value, end of year/period	$37.20	$38.34	$34.00	$36.01	$35.55

Total return (C)	(1.12)%	14.39%	1.79%	1.29%	33.93	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$44,479	$39,464	$28,127	$5,375	$882
Ratios to average net assets (Including interest expense)
Expenses, before waiver and reimbursement (E,I)	2.91%	2.94%	2.92%	2.95%	2.95	% (F)
Expenses, net waiver and reimbursement (E,I)	2.91%	2.94%	2.92%	2.95%	2.95	% (F)
Net investment income (loss), before waiver and reimbursement (E,G)	0.16%	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Net investment income (loss), net waiver and reimbursement (E,G)	0.16%	0.42%	(0.01)%	(1.78)%	(0.83	)% (F)
Portfolio turnover rate	19%	48%	30%	9%	13	% (D)

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$40.09	$35.45	$37.25	$36.41	$27.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.45	0.53	0.29	(0.35)	(0.38)
Net realized and unrealized gain (loss) on investments	(0.50)	4.90	0.70	1.19	10.33
Total from investment operations	(0.05)	5.43	0.99	0.84	9.95

LESS DISTRIBUTIONS:
From net investment income	(0.73)	(0.64)	(1.50)	—	(1.32)
From net realized gains on investments	(0.29)	(0.15)	(1.29)	—	(0.00	) (H)
Total distributions	(1.02)	(0.79)	(2.79)	—	(1.32)

Net asset value, end of year	$39.02	$40.09	$35.45	$37.25	$36.41

Total return (C)	(0.14)%	15.56%	2.77%	2.31%	36.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,244,030	$6,550,931	$5,222,008	$3,334,146	$2,377,768
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,J)	1.91%	1.94%	1.92%	1.95%	1.97%
Expenses, net waiver and reimbursement (E,J)	1.91%	1.94%	1.92%	1.95%	1.97%
Net investment income (loss), before waiver and reimbursement (E,G)	1.16%	1.42%	0.79%	(0.95)%	(1.21)%
Net investment income (loss), net waiver and reimbursement (E,G)	1.16%	1.42%	0.79%	(0.95)%	(1.21)%
Portfolio turnover rate	19%	48%	30%	9%	13%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class C-1 shares commenced operations on October 30, 2020.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Amount is less than $0.005.

(I)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.91%	2.93%	2.91%	2.93%
Expenses, net waiver and reimbursement (E)	2.91%	2.93%	2.91%	2.93%

(J)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.91%	1.93%	1.92%	1.93%
Expenses, net waiver and reimbursement (E)	1.91%	1.93%	1.92%	1.93%

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$9.72	$8.77	$8.44		$11.24		$9.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.26	0.23	0.12		(0.02)		0.01
Net realized and unrealized gain (loss) on investments	0.75	0.93	0.27		(1.06)		1.78
Total from investment operations	1.01	1.16	0.39		(1.08)		1.79

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.21)	(0.06)		—		(0.04)
From net realized gains on investments	—	—	—		(1.72)		(0.15)
Total distributions	(0.27)	(0.21)	(0.06)		(1.72)		(0.19)

Net asset value, end of year	$10.46	$9.72	$8.77		$8.44		$11.24

Total return (B)	10.45%	13.42%	4.60%		(11.85)%		18.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,056	$5,771	$13,444		$20,599		$23,714
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (D,F)	2.39%	2.12%	2.05%		1.81%		1.83%
Expenses, net waiver and reimbursement (D,F)	1.53%	1.51%	1.55%		1.48%		1.48%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.78%	1.98%	0.89%		(0.50)%		(0.27)%
Net investment income (loss), net waiver and reimbursement (F,G)	2.64%	2.59%	1.39%		(0.17)%		0.08%
Portfolio turnover rate	0%	0%	111%		77%		32%

	Class C
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021
Net asset value, beginning of year	$9.41	$8.48	$8.17		$11.01		$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.18	0.15	0.05		(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments	0.71	0.91	0.26		(1.03)		1.75
Total from investment operations	0.89	1.06	0.31		(1.12)		1.68

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.13)	(0.00	) (H)	—		—
From net realized gains on investments	—	—	—		(1.72)		(0.15)
Total distributions	(0.19)	(0.13)	(0.00	) (H)	(1.72)		(0.15)

Net asset value, end of year	$10.11	$9.41	$8.48		$8.17		$11.01

Total return (B)	9.53%	12.67%	3.81%		(12.51	)% (C)	17.86	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,779	$3,355	$4,084		$4,348		$4,720
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement (E,F)	3.14%	2.87%	2.80%		2.56%		2.58%
Expenses, net waiver and reimbursement (E,F)	2.28%	2.26%	2.30%		2.23%		2.23%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	1.03%	1.07%	0.16%		(1.25)%		(1.02)%
Net investment income (loss), net waiver and reimbursement (F,G)	1.89%	1.68%	0.66%		(0.92)%		(0.67)%
Portfolio turnover rate	0%	0%	111%		77%		32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement	2.34%	2.09%	1.98%	1.81%	1.83%
Expenses, net waiver and reimbursement	1.48%	1.48%	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding dividend and interest expense) (Class C)

Expenses, before waiver and reimbursement	3.09%	2.84%	2.73%	2.56%	2.58%
Expenses, net waiver and reimbursement	2.23%	2.23%	2.23%	2.23%	2.23%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Less than 0.005 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Buffered Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$9.81	$8.84	$8.52	$11.32		$9.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.29	0.25	0.13	0.01		0.03
Net realized and unrealized gain (loss) on investments	0.75	0.95	0.28	(1.08)		1.80
Total from investment operations	1.04	1.20	0.41	(1.07)		1.83

LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.23)	(0.09)	(0.01)		(0.06)
From net realized gains on investments	—	—	—	(1.72)		(0.15)
Total distributions	(0.30)	(0.23)	(0.09)	(1.73)		(0.21)

Net asset value, end of year	$10.55	$9.81	$8.84	$8.52		$11.32

Total return (B)	10.67%	13.83%	4.83%	(11.70	)% (C)	19.07	% (C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$12,096	$13,189	$23,466	$50,313		$60,463
Ratios to average net assets(including dividend and interest expense)
Expenses, before waiver and reimbursement (D,E)	2.14%	1.87%	1.80%	1.56%		1.58%
Expenses, net waiver and reimbursement (D,E)	1.28%	1.26%	1.30%	1.23%		1.23%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (E,F)	2.04%	2.14%	1.09%	(0.26)%		(0.04)%
Net investment Income, net waiver and reimbursement (E,F)	2.90%	2.75%	1.59%	0.07%		0.31%
Portfolio turnover rate	0%	0%	111%	77%		32%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (E)	2.09%	1.84%	1.73%	1.56%	1.58%
Expenses, net waiver and reimbursement (E)	1.23%	1.23%	1.23%	1.23%	1.23%

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open- end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. Catalyst/Welton Advantage Multi-Strategy Fund commenced operations on July 1, 2024. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst/Warrington Strategic Program	Warrington Asset	Long term capital appreciation
(“Warrington”)	Management, LLC
Catalyst Systematic Alpha		Long term capital appreciation
(“Systematic Alpha”)
Catalyst/Welton Advantage Multi-Strategy Fund	Welton Investment	Long term capital appreciation
(“Welton Advantage”)	Partners LLC
Catalyst/Aspect Enhanced Multi-Asset	Aspect Capital Limited	Long term capital appreciation
(“Aspect Enhanced”)
Catalyst Nasdaq-100 Hedged Equity Fund	Equity Armor Investments, LLC	Long term capital appreciation
(“Hedged Equity”)
Catalyst/Millburn Hedge Strategy	Millburn Ridgefield Corp.	Long-term capital appreciation
(“Millburn Hedge”)
Catalyst Buffered Shield	Exceed Advisory LLC	Long-term capital appreciation
(“Buffered Shield”)

Welton Advantage and Aspect Enhanced are non-diversified series of the Trust. All other Funds are diversified series of the Trust. Aspect Enhanced, Millburn Hedge, and Buffered Shield are “fund of funds”, in that they generally invest in other investment companies.

Welton Advantage Fund was organized originally as a limited liability company (“Welton ESG Advantage Fund LLC”) on August 31, 2020. Effective as of the close of business on July 1, 2024, all of the assets, subject to liabilities of Welton ESG Advantage Fund LLC., were transferred to the Fund in exchange for Class I Shares of Welton Advantage. The net assets value of the Fund’s shares on the close of business July 1, 2024, after the reorganization, was $18.34 for Class I shares and received capital contribution of cash for $32,317,651 in exchange for 1,762,140 Class I shares. Class A shares and Class C shares commenced operations on July 1, 2024.

Currently, each Fund offers Class A, Class C and Class I shares and Millburn Hedge also offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the manager(s) and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025, for each Fund’s assets and liabilities measured at fair value.

Warrington
Assets (a)	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$59,536,403	$—	$59,536,403
Money Market Fund	7,711,374	—	—	7,711,374
Future Call Options Purchased	8,400	—	—	8,400
Future Put Options Purchased	60,450	—	—	60,450
Total Assets	$7,780,224	$59,536,403	$—	$67,316,627
Derivatives(a)
Liabilities
Future Call Options Written	$(4,200)	$—	$—	$(4,200)
Future Put Options Written	(56,800)	—	—	(56,800)
Total Derivatives	$(61,000)	$—	$—	$(61,000)

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$32,605,930	$—	$—	$32,605,930
Convertible Bonds	—	447,198	—	447,198
Corporate Bonds	—	59,991,358	—	59,991,358
U.S. Government & Agencies	—	113,118,729	—	113,118,729
Money Market Fund	14,525,228	—	—	14,525,228
Total Assets	$47,131,158	$173,557,285	$—	$220,688,443
Derivative
Liabilities
Total Return Swap(b)	—	$(12,151,317)	$—	(12,151,317)
Total Derivatives	$—	$(12,151,317)	$—	$(12,151,317)

Welton Advantage
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$36,247,699	$—	$—	$36,247,699
Money Market Fund	4,311,281	—	—	4,311,281
Total Assets	$40,558,980	$—	$—	40,558,980
Derivatives
Assets
Open Futures Contracts(b)	$1,159,778	$—	$—	$1,159,778
Liabilities
Open Futures Contracts(b)	$(624,011)	$—	$—	$(624,011)
Total Derivatives	$535,767	$—	$—	$535,767

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Aspect Enhanced
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$12,904,432	$—	$—	$12,904,432
Money Market Fund	13,495,721	—	—	13,495,721
Total Assets	$26,400,153	$—	$—	26,400,153
Derivatives
Assets
Open Futures Contracts(b)	$1,118,473	$—	$—	$1,118,473
Forward Foreign Currency Contracts (b)	—	483,580	—	483,580
Liabilities
Open Futures Contracts(b)	$(210,238)	$—	$—	$(210,238)
Forward Foreign Currency Contracts (b)	—	(287,090)	—	(287,090)
Total Derivatives	$908,235	$196,490	$—	$1,104,725

Hedged Equity
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,433,622	$—	$—	$10,433,622
Exchange-Traded Fund	5,615,695	—	—	5,615,695
Money Market Fund	464,891	—	—	464,891
Future Call Options Purchased	596,401	—	—	596,401
Total	$17,110,609	$—	$—	$17,110,609
Collateral for Securities Loaned (c)				35,174
Total Assets				17,145,783
Derivatives (a)
Liabilities
Open Futures Contracts(b)	$(318,686)	$—	$—	$(318,686)
Total Derivatives	$(318,686)	$—	$—	$(318,686)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Millburn Hedge
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,153,834,415	$—	$—	$4,153,834,415
U.S. Government & Agencies	—	3,376,182,069	—	3,376,182,069
Money Market Fund	539,213,395	—	—	539,213,395
Total Assets	$4,693,047,810	$3,376,182,069	$—	$8,069,229,879
Derivatives
Assets
Open Futures Contracts (b)	$35,155,960	$—	$—	$35,155,960
Forward Foreign Currency Contracts (b)	—	173,828,870	—	173,828,870
Liabilities
Open Futures Contracts (b)	$(84,983,983)	$—	$—	$(84,983,983)
Forward Foreign Currency Contracts (b)	—	(138,833,744)	—	(138,833,744)
Total Derivatives	$(49,828,023)	$34,995,126	$—	$(14,832,897)

Buffered Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,019,748	$—	$—	$18,019,748
Money Market Fund	289,461	—	—	289,461
Equity Call Options Purchased	2,354,890	—	—	2,354,890
Equity Put Options Purchased	296,555	—	—	296,555
Total Assets	$20,960,654	$—	$—	$20,960,654
Derivatives
Liabilities (a)
Equity Call Options Written	$(712,547)	$—	$—	$(712,547)
Equity Put Options Written	(529,833)	—	—	(529,833)
Total Liabilities	$(1,242,380)	$—	$—	$(1,242,380)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for security details.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

(c)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

c)	Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the year ended June 30, 2025, Warrington, Welton Advantage, Hedged Equity and Buffered Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the year ended June 30, 2025, Welton Advantage, Aspect Enhanced, Hedged Equity and Millburn Hedge invested in futures.

Swap Agreements – Systematic Alpha has entered into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Forward Currency Contracts – A Fund may enter into forward foreign currency exchange contracts as an investment strategy consistent with that Fund’s investment objective. As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency transactions in the Statements of Operations.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Consolidation of Subsidiaries – CSACS Fund Limited (Systematic – CFC) , CWAMSF Fund Limited (Welton Advantage-CFC), CAEMAF Fund Limited (Aspect Enhanced – CFC), CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Systematic Alpha, Welton Advantage, Aspect Enhanced, and Millburn Hedge which include the accounts of Systematic-CFC, Welton Advantage-CFC, Aspect Enhanced-CFC, and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds investment objectives and policies.

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of June 30, 2025	% of Net Assets as of June 30, 2025
Systematic – CFC	12/19/2017	49,046,174	23.53%
Welton Advantage – CFC	7/1/2024	4,705,215	9.53%
Aspect Enhanced – CFC	12/28/2023	4,175,798	12.53%
Millburn Hedge– CFC	11/2/2015	1,440,108,805	17.54%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations which generates and are allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through their exposure to the aforementioned managed futures programs, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Market Risk - Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; tariffs and trade wars; climate change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

Derivatives Risk - The use of derivative instruments, such as forwards, futures, options and swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Risk - Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed- income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Swaps Risk - Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses. The costs of investing in swaps will be indirectly paid by a Fund.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Wholly-Owned Subsidiary Risk - By investing in the Subsidiary, a Fund is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. Shareholders of a Fund are indirectly subject to the principal risks of the Subsidiary by virtue of a Fund’s investment in the Subsidiary. There can be no assurance that the Subsidiary’s investments will contribute to a Fund’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary to operate as described in this Prospectus and could adversely affect a Fund, such as by reducing the Fund’s investment returns. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to a Fund and the Subsidiary and subject each to CFTC penalties if reporting was found to be deficient.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2025, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Warrington	Put options purchased	Equity	Investments in securities, at value	$68,850
	Put options written	Equity	Options written, at value	(61,000)
			Totals	$7,850
Systematic Alpha
	Swap Contracts	Equity/Currency /Commodity/ Interest *	Unrealized depreciation on swaps	$(12,151,317)
			Totals	$(12,151,317)
Welton Advantage
	Futures	Equity	Futures unrealized appreciation	$149,753
	Futures	Commodity	Futures unrealized appreciation	474,889
	Futures	Currency	Futures unrealized appreciation	244,025
	Futures	Interest Rate	Futures unrealized appreciation	291,111
			Total	$1,159,778
	Futures	Equity	Futures unrealized depreciation	$(5,618)
	Futures	Commodity	Futures unrealized depreciation	(259,543)
	Futures	Currency	Futures unrealized depreciation	(116,537)
	Futures	Interest Rate	Futures unrealized depreciation	(242,313)
			Total	$(624,011)
Aspect Enhanced
	Futures	Equity	Futures unrealized appreciation	$815,588
	Futures	Commodity	Futures unrealized appreciation	230,642
	Futures	Currency	Futures unrealized appreciation	3,631
	Futures	Interest Rate	Futures unrealized appreciation	68,612
			Total	$1,118,473
	Futures	Equity	Futures unrealized depreciation	$(26,055)
	Futures	Commodity	Futures unrealized depreciation	(125,121)
	Futures	Interest Rate	Futures unrealized depreciation	(59,062)
			Total	$(210,238)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$483,580
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(287,090)
			Total	$196,490

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Hedged Equity
	Call Options Purchased	Equity	Investments in securities, at value	$596,401
	Futures Contracts	Equity	Futures unrealized depreciation	(318,686)
			Totals	$277,715

Millburn Hedge
	Futures Contracts	Commodity	Futures unrealized appreciation	$12,549,153
	Futures Contracts	Currency	Futures unrealized appreciation	60,075
	Futures Contracts	Equity	Futures unrealized appreciation	8,222,624
	Futures Contracts	Interest Rate	Futures unrealized appreciation	14,324,108
			Totals	$35,155,960

	Futures Contracts	Commodity	Futures unrealized depreciation	$(75,179,805)
	Futures Contracts	Currency	Futures unrealized depreciation	(2,340,650)
	Futures Contracts	Equity	Futures unrealized depreciation	(2,962,011)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(4,501,517)
			Totals	$(84,983,983)

	Foreign Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	$173,828,870
	Foreign Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(138,833,744)
			Totals	$34,995,126
Buffered Shield

	Call options purchased	Equity	Investments in securities, at value	$2,354,890
	Put options purchased	Equity	Investments in securities, at value	296,555
	Call options written	Equity	Options written, at value	(712,547)
	Put options written	Equity	Options written, at value	(529,833)
			Totals	$1,409,065

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025, were as follows:

				Realized and
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	unrealized gain (loss)
Warrington
	Options purchased	Equity	Net realized loss from options purchased	$(5,829,726)
	Options written	Equity	Net realized gain from options written	7,515,822
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	20,850
	Options written	Equity	Net change in unrealized depreciation on options written	(36,700)
			Totals	$1,670,246
Systematic Alpha
		Equity/Currency/
		Commodity/
	Swap Contracts	Interest *	Net realized loss from swaps	$(132,451,003)
		Equity/Currency/
		Commodity/
	Swap Contracts	Interest *	Net change in unrealized depreciation on swaps	(22,653,304)
			Totals	$(155,104,307)
Welton Advantage
	Options purchased	Equity	Net realized loss from options purchased	$(538,544)

	Futures	Equity	Net realized gain from futures	$496,937
		Commodity	Net realized loss from futures	(1,504,269)
		Currency	Net realized loss from futures	(2,987,852)
		Interest Rate	Net realized loss from futures	(2,750,302)
			Totals	$(6,745,486)

	Futures	Equity	Net change in unrealized appreciation on futures	144,135
		Commodity	Net change in unrealized appreciation on futures	215,346
		Currency	Net change in unrealized appreciation on futures	127,488
		Interest Rate	Net change in unrealized appreciation on futures	48,798
			Totals	$535,767
Aspect Enhanced
	Futures	Equity	Net realized loss from futures	$(724,562)
		Commodity	Net realized loss from futures	(352,296)
		Currency	Net realized loss from futures	(42,868)
		Interest Rate	Net realized loss from futures	(1,752,142)
			Totals	$(2,871,868)

	Forward Contracts	Currency	Net realized loss on foreign currency transactions	$(1,662,179)

	Futures	Equity	Net change in unrealized appreciation on futures	716,254
		Commodity	Net change in unrealized appreciation on futures	92,369
		Currency	Net change in unrealized depreciation. on futures	(3,130)
		Interest Rate	Net change in unrealized appreciation on futures	90,134
			Totals	$895,627

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(22,074)

Hedged Equity
	Options purchased	Equity	Net realized loss from options purchased	$(22,128)
	Options written	Equity	Net realized loss from options written	(470,105)
	Futures	Equity	Net realized loss from futures	(133,197)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	506,376
	Options written	Equity	Net change in unrealized depreciation on options written	(57,788)
	Futures	Equity	Net change in unrealized depreciation on futures	(318,686)
			Totals	$(495,528)
Millburn Hedge
	Futures	Commodity	Net realized loss from futures	$(225,043,318)
		Currency	Net realized loss from futures	(45,570,996)
		Equity	Net realized gain from futures	95,517,100
		Interest Rate	Net realized loss from futures	(78,186,393)
			Totals	$(253,283,607)

	Forward Contracts	Currency	Net realized loss on foreign currency transactions	$(47,895,632)

	Futures	Commodity	Net change in unrealized depreciation on futures	(82,584,374)
		Currency	Net change in unrealized depreciation on futures	(15,852,560)
		Equity	Net change in unrealized depreciation on futures	1,287,426
		Interest Rate	Net change in unrealized depreciation on futures	(21,503,547)
			Totals	$(118,653,055)

	Forward Contracts	Currency	Net change in unrealized depreciation on foreign currency translations	$(68,690,460)
Buffered Shield
	Options purchased	Equity	Net realized gain from options purchased	$890,982
	Options written	Equity	Net realized gain from options written	441,824
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(646,662)
	Options written	Equity	Net change in unrealized appreciation on options written	416,036
			Totals	$1,102,180

*	The risk types relates to the positions in the underlying index, which can be found on the counterparties website as referenced in the Schedule of Investments.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The notional value of derivative instruments outstanding as of June 30, 2025, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of June 30, 2025:

						Gross Amounts Not Offset in the
						Statements of Assets & Liabilities
Systematic Alpha
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Assets	Pledged (2)	Pledged (2)	Net Amount
Total Return Swap	BNP Paribas	$(11,318,582	) (1)	$—	$(11,318,582)	$11,318,582	$—	$—
Total Return Swap	CIBC	$(1,272	) (1)	$—	$(1,272)	$1,272	$—	$—
Total Return Swap	Barclays	$(439,231	) (1)	$—	$(439,231)	$439,231	$—	$—
Total Return Swap	Goldman Sachs	$(147,865	) (1)	$—	$(147,865)	$147,865	$—	$—
Total Return Swap	JP Morgan	$(244,367	) (1)	$—	$(244,367)	$244,367	$—	$—
Total		$(12,151,317)		$—	$(12,151,317)	$12,151,317	$—	$—

Welton Advantage

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	Morgan Stanley	$1,159,778		$(624,011)	$535,767	$—	$—	$535,767
Total		$1,159,778		$(624,011)	$535,767	$—	$—	$535,767

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Morgan Stanley	$(624,011)		$624,011	$—	$—	$—	$—
Total		$(624,011)		$624,011	$—	$—	$—	$—

Aspect Enhanced

						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Asset:	Counterparty	Recognized Assets		Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	J.P. Morgan	$1,118,473		$(210,238)	$908,235	$—	$—	$908,235
Forward Contracts	Deutsche Bank	483,580		(287,090)	196,490	—	—	196,490
Total		$1,602,053		$(497,328)	$1,104,725	$—	$—	$1,104,725
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	J.P. Morgan	$(210,238)		$210,238	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	(287,090)		287,090	—	—	—	—
Total		$(497,328)		$497,328	$—	$—	$—	$—

Hedged Equity
						Financial	Cash
		Gross Amounts of		Derivatives available for		Instruments	Collateral
Description of Liability:	Counterparty	Recognized Liabilities		Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Wedbush	$(318,686)		$—	$(318,686)	$—	$318,686	$—
Total		$(318,686)		$—	$(318,686)	$—	$318,686	—

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Millburn Hedge
					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Asset:	Counterparty	Recognized Assets	for Offset	Net Amounts of Assets	Received (2)	Received (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$15,408,945	$(15,408,945)	$—	$—	$—	$—
Futures Contracts	Deutsche Bank	$4,466,340	$(2,834,227)	$1,632,113	$—	$—	$1,632,113
Futures Contracts	Goldman Sachs	$15,280,675	$(15,280,675)	$—	$—	$—	$—
Forward Contracts	Bank of America Merrill Lynch	$97,642,628	$(84,573,968)	$13,068,660	$—	$—	$13,068,660
Forward Contracts	Deutsche Bank	$76,186,242	$(54,259,776)	$21,926,466	$—	$—	$21,926,466
Total		$208,984,830	$(172,357,591)	$36,627,239	$—	$—	$36,627,239

					Financial
		Gross Amounts of	Derivatives available		Instruments	Cash Collateral
Description of Liability:	Counterparty	Recognized Liabilities	for Offset	Net Amounts of Liabilities	Pledged (2)	Pledged (2)	Net Amount
Futures Contracts	Bank of America Merrill Lynch	$(51,475,693)	$15,408,945	$(36,066,748)	$36,066,748	$—	$—
Futures Contracts	Deutsche Bank	$(2,834,227)	$2,834,227	$—	$—	$—	$—
Futures Contracts	Goldman Sachs	$(30,674,063)	$15,280,675	$(15,393,388)	$15,393,388	$—	$—
Forward Contracts	Bank of America Merrill Lynch	$(84,573,968)	$84,573,968	$—	$—	$—	$—
Forward Contracts	Deutsche Bank	$(54,259,776)	$54,259,776	$—	$—	$—	$—
Total		$(223,817,727)	$172,357,591	$(51,460,136)	$51,460,136	$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	Excess collateral is not shown on this table.

d)       Deposits with Broker for futures and options

Fund	Broker	Deposit with Broker
Warrington	ADM	5,171,853
	StoneX	3,338,620
	Marex	880
Welton Advantage	Morgan Stanley	8,394,982
Aspect Enhanced	J.P. Morgan	4,740,766
	Deutsche Bank	508,000
Hedged Equity	Wedbush	753,512
Millburn Hedge	Bank of America Merrill Lynch	86,006,947
	Deutsche Bank	(1,697,520)
	Goldman Sachs	60,225,546
Buffered Shield	Interactive Brokers	244,579

e)       Investment Companies – Hedged Equity, Aspect Enhanced, Millburn Hedge and Buffered Shield concentrate their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Advisor and/or sub-advisor expect the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

f)       Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year ended June 30, 2025, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2025, the Funds did not incur any interest or penalties. As required, the Trust officers have analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years or periods ended 2022-2024 for the Funds) or expected to be taken in 2025 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

g)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

h)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Warrington	Annually	Annually
Systematic Alpha	Monthly	Annually
Welton Advantage	Annually	Annually
Aspect Enhanced	Annually	Annually
Hedged Equity	Annually	Annually
Millburn Hedge	Annually	Annually
Buffered Shield	Annually	Annually

k)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge) may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2025, there were no CDSC fees paid by the shareholders of the Funds.

n)       Forward Exchange Contracts - Millburn Hedge and Aspect Enhanced have entered into a foreign exchange contract agreement with Bank of America Merrill Lynch and Deutsche Bank as a part of their investment strategy. When executing forward contracts, each Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

date the forward contract is closed. Each Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, each Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. Each Fund realizes a gain if the value of the contract increases between those dates. Each Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. Each Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, forward exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

o)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

p)       Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales Proceeds (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales Proceeds of U.S. Government Securities
Warrington	$—	$—	$—	$—
Systematic Alpha	52,206,818	400,684,271	—	—
Welton Advantage	659,848,093	625,923,986	—	—
Aspect Enhanced	7,719,079	2,923,175	—	—
Hedged Equity	4,711,428	6,758,487	—	—
Millburn Hedge	994,891,042	936,537,628	—	470,360,000
Buffered Shield	—	2,329,995	—	—

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Except for Systematic Alpha, each Fund’s investment sub-advisor is responsible for the day-to-day operations of its portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The sub-advisors are paid by the Advisor, except in the case of Millburn Hedge, whose sub-advisor is paid by the Fund on behalf of the Advisor.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory and litigation expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets.

For the year ended June 30, 2025, the Advisor waived advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

							Investment
	Investment						Advisory Fee Waived/
	Advisory	Expense Limitation					Expenses
Fund	Fee	Cl A	Cl C	CL I	C-1	Expires	Reimbursed
Warrington	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	$105,080
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	N/A	10/31/2025	156,827
Welton Advantage	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	205,641
Aspect Enhanced	1.75%	2.24%	2.99%	1.99%	N/A	10/31/2025	124,560
Hedged Equity	1.25%	1.74%	2.49%	1.49%	N/A	10/31/2025	135,582
Millburn Hedge	1.75%	N/A	N/A	N/A	N/A	N/A	—
Buffered Shield	1.25%	1.48%	2.23%	1.23%	N/A	10/31/2025	173,651

	Recapture Expires June 30,
Fund	2026	2027	2028
Warrington	$68,573	$97,182	$105,080
Systematic Alpha	N/A	N/A	156,827
Welton Advantage	N/A	N/A	205,641
Aspect Enhanced	N/A	90,533	124,560
Hedged Equity	134,268	118,441	135,582
Millburn Hedge	N/A	N/A	N/A
Buffered Shield	241,278	183,992	173,651

During the year ended June 30, 2025 Systematic Alpha recaptured $135,542 in previously waived expenses.

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a special meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and C-1 shares. Catalyst Mutual Funds Distributors, LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

For the year ended June 30, 2025, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Warrington	$33,749	$89,555	N/A
Systematic Alpha	106,349	119,532	N/A
Welton Advantage	390	1,165	N/A
Aspect Enhanced	2,349	46	N/A
Hedged Equity	1,152	15,007	N/A
Millburn Hedge	1,371,633	3,804,963	417,015
Buffered Shield	12,734	30,836	N/A

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the fund family level (i.e., all the funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at June 30, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Warrington	$67,260,274	$—	$(4,647)	$(4,647)
Systematic Alpha	217,951,028	2,803,195	(65,779)	2,737,416
Welton Advantage	41,731,252	1,879,037	(2,867,920)	(988,883)
Aspect Enhanced	26,281,139	198,306	(61,457)	136,849
Hedged Equity	13,366,652	4,132,326	(353,195)	3,779,131
Millburn Hedge	6,876,478,299	1,215,802,467	(13,237,995)	1,202,564,472
Buffered Shield	19,210,479	1,309,791	(801,996)	507,795

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 was as follows:

For year ended 6/30/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Warrington	2,661,936	—	—	2,661,936
Systematic Alpha	47,735,091	169,874	1,476,304	49,381,269
Welton Advantage	424,094	—	—	424,094
Aspect Enhanced	1,839,055	887,279	—	2,726,334
Hedged Equity	—	—	—	—
Millburn Hedge	202,201,752	—	—	202,201,752
Buffered Shield	534,174	—	—	534,174

For year ended 6/30/2024	Ordinary Income	Long-Term Capital Gains	Total
Warrington	985,279	—	985,279
Systematic Alpha	7,811,682	—	7,811,682
Welton Advantage	—	—
Aspect Enhanced	—	—	—
Hedged Equity	—	—	—
Millburn Hedge	133,577,938	—	133,577,938
Buffered Shield	861,294	—	861,294

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Warrington	$791,410	$—	$—	$(995,680,535)	$—	$(4,647)	$(994,893,772)
Systematic Alpha	—	—	(8,511,440)	—	—	2,737,416	(5,774,024)
Welton Advantage	—	—	(2,283,575)	—	—	(913,478)	(3,197,053)
Aspect Enhanced	—	—	(2,232,982)	(853,168)	—	135,021	(2,951,129)
Hedged Equity	—	92,912	(72,040)	—	—	3,779,131	3,800,003
Millburn Hedge	—	—	(13,206,624)	(18,231,656)	—	1,203,975,131	1,172,536,851
Buffered Shield	189,411	—	—	(9,303,568)	(1,074,504)	507,795	(9,680,866)

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on swaps, non-equity options, future contracts and forward foreign currency contracts, deemed dividend distributions, and tax adjustments for C-Corporations and partnerships. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Warrington	—
Systematic Alpha	8,511,440
Welton Advantage	1,055,345
Aspect Enhanced	2,232,982
Hedged Equity	72,040
Millburn Hedge	—
Buffered Shield	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Warrington	—
Systematic Alpha	—
Welton Advantage	1,228,230
Aspect Enhanced	—
Hedged Equity	—
Millburn Hedge	13,206,624
Buffered Shield	—

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as well as capital loss carryforwards utilized as follows:

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Warrington	$395,824,898	$599,855,637	$995,680,535	$746,563
Systematic Alpha	—	—	—	230,513
Welton Advantage	—	—	—	—
Aspect Enhanced	763,857	89,311	853,168	—
Hedged Equity	—	—	—	673,407
Millburn Hedge	—	18,231,656	18,231,656	—
Buffered Shield	5,224,584	4,078,984	9,303,568	430,058

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

During the fiscal period ended June 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, non-deductible expenses, and accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Warrington	$—	$—
Systematic Alpha	(132,929,730)	132,929,730
Welton Advantage	(1,434,060)	1,434,060
Aspect Enhanced	(212,240)	212,240
Hedged Equity	(97,777)	97,777
Millburn Hedge	(320,891,998)	320,891,998
Buffered Shield	—	—

(6)	LINE OF CREDIT

The Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 21, 2026. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2025, Warrington, Welton Advantage, Aspect Enhanced, and Millburn Hedge did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount Borrowings Outstanding	Number of Days Outstanding	Interest Expense (1)	Average Interest Rate	Outstanding Borrowings 6/30/2025
Warrington	$—	—	$—	—	$—
Systematic Alpha	572,500	2	239	7.50%	—
Welton Advantage	—	—	—	—	—
Aspect Enhanced	—	—	—	—	—
Hedged Equity	30,000	5	31	7.50%	—
Millburn Hedge	—	—	—	—	—
Buffered Shield	99,647	17	391	8.32%	—

(1)	Includes only Interest Expense for the year or period ended June 30, 2025 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Buffered Shield will be directly affected by the performance of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF. The performance of Aspect Enhanced will be directly affected by the performance of iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X. The performance of Hedged Equity will be directly affected by the performance of the Invesco QQQ Trust Series 1. The financial statements of the iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF, Vanguard Short-Term Corporate Bond ETF, iShares Core U.S. Aggregate Bond ETF, Invesco QQQ Trust Series1, and First American Treasury Obligations Fund, Class X, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2025, the percentage of Buffered Shield’s net assets invested in iShares 1-5 Year Investment

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

Grade Corporate Bond ETF, PGIM Ultra Short Bond ETF and Vanguard Short-Term Corporate Bond ETF were 28.3%, 29.8% and 32.4%, respectively. The percentage of Aspect Enhanced’s net assets invested in iShares Core U.S. Aggregate Bond ETF and the First American Treasury Obligations Fund, Class X were 38.7% and 40.5%, respectively. The percentage of Hedged Equity’s net assets invested in Invesco QQQ Trust Series 1 was 32.0%

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating Fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Fund’s collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2025.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
Hedged Equity*	$35,158	$35,174	3.26%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2025:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Received	Net Amount
Hedged Equity
Assets
Securities Loaned	US Bank	$35,158	$—	$35,158	$(35,158)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

CATALYST FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2025

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

		Systematic		Aspect	Hedged	Buffered
Owner (1)	Warrington	Alpha	Welton Advantage	Enhanced	Equity	Shield
Charles Schwab	—	—	—	—	55%	25%
National Financial Services LLC	37%	—	—	—	—	—
Aspect Capital Limited	—	—	—	80%	—	—
Knights of Columbus	—	—	90%	—	—	—
LPL Financial	—	32%	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust Officers have determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst/Warrington Strategic Program Fund, Catalyst Systematic Alpha Fund, Catalyst/Welton Advantage Multi-Strategy Fund, Catalyst/Aspect Enhanced Multi-Asset Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst/Millburn Hedge Strategy Fund, and Catalyst Buffered Shield Fund and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities, including the consolidated (where noted) schedules of investments, of Catalyst Funds listed below (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2025, the related consolidated (where noted) statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Names	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Catalyst/Warrington Strategic Program Fund, Catalyst Systematic Alpha Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst/Millburn Hedge Strategy Fund, and Catalyst Buffered Shield Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, and 2023
Catalyst/Welton Advantage Multi-Strategy Fund	For the period from July 1, 2024 (commencement of operations) through June 30, 2025
Catalyst/Aspect Enhanced Multi-Asset Fund	For the year ended June 30, 2025	For the year ended June 30, 2025, and for the period from December 28, 2023 (commencement of operations) through June 30, 2024

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

August 29, 2025

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

This information is included in Item 7, as part of the financial statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund and Catalyst/Aspect Enhanced Multi-Asset Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst/Warrington Strategic Program Fund (“Warrington SP”), Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq- 100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”) and Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”) (collectively, the “Catalyst Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Renewal Funds, comparative fee and expense information, and profitability from advising the Catalyst Renewal Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board discussed Catalyst’s key personnel who service the Catalyst Funds and noted that it was familiar with the strong level of service Catalyst provided. The Board considered that Catalyst provided oversight of the sub-advisers for the Catalyst Funds, oversaw each sub-adviser’s compliance and risk management programs, and analyzed and reviewed portfolio risks. The Board acknowledged that Catalyst served as Rule 2a-5 valuation designee for the Catalyst Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board noted that Catalyst coordinated with third-party service providers on matters related to fund management, administration, and accounting. The Board recognized that Catalyst also provided, valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board discussed Catalyst’s compliance program and

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

agreed that it was appropriately focused on risk management. The Board concluded that Catalyst provided quality, comprehensive services to the Catalyst Funds.

Performance. The Board reviewed the performance for each Catalyst Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board observed that the Fund underperformed all benchmarks for the 1-year period but outperformed the Multi-strategy Morningstar category for the 3- and 5-year periods and outperformed the peer group average for the 5-year period. The Board noted that the Fund was designed to minimize losses in bearish market periods but utilized equities positions to attempt to participate in bull markets. The Board recognized that the since inception performance numbers contained the performance data from the prior strategy which was significantly different than the current strategy.

Warrington SP: The Board noted that Warrington SP underperformed the peer group, Morningstar category and S&P 500 TR Index (the “S&P 500”) for the 1-year and 3-year periods. The Board recognized that the Fund underperformed all benchmarks for the 5-year and 10-year periods, but that the Fund changed investment strategies in April 2020 and thus not all periods were equally relevant. The Board noted that Catalyst explained that the Fund was an absolute return fund and performed as expected based on the portfolio risk/return profile. The Board observed that Catalyst noted that the Fund utilized a more options focused approach than the peer group funds and did not hold long equity positions like peer group funds did.

Catalyst Shield: The Board observed that the Fund outperformed the peer group and Morningstar category averages for the 1-year period but trailed the benchmark index. The Board noted the Fund underperformed all of the benchmarks for the 3- and 5-year periods but outperformed the peer group and Morningstar category for the 10- year period. The Board recognized that Catalyst explained the Fund’s recent underperformance was due to losses in the collateral used in the portfolio.

Millburn HS: The Board observed that the Fund outperformed its peer group average, the Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but underperformed the Macro Trading and Multi-strategy Morningstar categories, S&P 500, and BofA US 3-Month Treasury Bill TR Index. The Board noted that the Fund outperformed the peer group, all Morningstar categories, the Credit Suisse MF Hedge Fund Index, and BofA US 3-Month Treasury Bill TR Index for the 3-, 5-, and 10-year periods. The Board recognized that the Fund underperformed the S&P 500 for all periods, but that the Fund was not designed to track the S&P 500 because the portfolio was not fully allocated to equity securities.

Catalyst HE: The Board noted that the Fund underperformed all benchmarks for all time periods. The Board recognized that the Fund changed sub-advisers and investment strategy in October 2020 and thus the 1-year and 3- year performance numbers were the most relevant. The Board observed that Catalyst explained that the Fund’s hedging strategy detracted from performance more than anticipated and that the Fund was not fully allocated to equity securities.

Catalyst IB: The Board observed that Catalyst IB outperformed the peer group for the 1-year period and both the peer group and Morningstar categories for the 3-year period. The Board noted that the Fund underperformed both the peer group and Morningstar category for the 5- and 10-year periods and trailed the S&P 500 for all time periods. The Board recognized that Catalyst explained this underperformance was due to Catalyst IB’s defensive positioning in March and April 2020 which resulted in the Fund missing the equity market rally. The Board noted that Catalyst explained security selection resulted in the short-term underperformance and that the investment strategy lagged the S&P 500 because, in general, executives had not purchased company stock in the top performing equity securities.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Catalyst Energy: The Board observed that the Fund outperformed the peer group, Morningstar category, and Solactive MLP Infrastructure Index for all time periods. The Board noted the Fund outperformed the S&P 500 for the 1-, 3-, and 5-year periods but trailed for the 10-year period.

MAP Global Equity: The Board noted that the Fund underperformed all benchmarks for the 1-, 3-, and 5-year periods but outperformed the peer group for the 10-year period. The Board observed that Catalyst explained the 3-year and 5-year underperformance was due to the Fund’s overweight position in Consumer Staples and underweight position in the Information Technology sector.

MAP Global Balanced: The Board noted that the Fund underperformed all benchmarks for all time periods. The Board observed that Catalyst commented that recent underperformance could be attributed to gains in the Health Care, Utilities, and Consumer Staples sectors were offset by the Fund’s lack of exposure to the “magnificent 7” securities. The Board noted that Catalyst added that the underperformance in the 3-year period was due to the Fund being overweight in the Consumer Staples sector and underweight in the Information Technology and Financials sectors.

Lyons TA: The Board commented that Lyons TA underperformed all benchmarks for the 1-, and 3-year periods but outperformed the peer group and Morningstar category for the 5- and 10-year periods. The Board noted that the Fund trailed the Lipper Flexible Portfolio Funds Index and S&P 500 for the 5- and 10-year periods. The Board recognized that Catalyst explained that the underperformance for the 3-year and 10-year periods was due to the Fund’s defensive positioning in 2019 and the period 2022 through 2023.

Catalyst DA: The Board discussed that the Fund underperformed all benchmarks for all time periods. The Board observed that Catalyst explained that the underperformance was caused by the Fund’s focus on small and mid-cap securities which have trailed the performance of large cap securities for an extended period of time.

Catalyst Insider: The Board commented that the Fund outperformed the peer group, the Short-Term Morningstar category, the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for the 1-year period but underperformed the High Yield Bond Morningstar category for the 1-year period. The Board noted that the Fund outperformed the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for all time periods. The Board noted that the Fund outperformed the Short-Term Bond Morningstar category for the 3-, 5-, 10-year periods but underperformed the High Yield Bond Morningstar category and the peer group for the 3-, 5-, 10-year periods. The Board noted that Fund utilized both short-term and high yield bond categories, which led to the outperformance of most benchmarks. The Board observed that Catalyst noted that the Fund underperformed the High Yield Bond Morningstar category and the peer group because the Fund was not fully invested in high yield bonds.

SMH High Income: The Board observed that the Fund outperformed all benchmarks for the 1-year, 3-year, and 5- year periods but slightly underperformed the peer group average, High Yield Bond Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for the 10-year period. The Board observed that Catalyst explained that the 10-year underperformance included commodity exposure during 2014 and 2015 but that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return outperformed the peer group, Morningstar category, and BofA Merrill Lynch US Cash Pay High Yield Index for all time periods but underperformed the S&P 500 for all time periods. The Board discussed that Catalyst noted that the Fund was total return focused and thus most of the top performing stocks in the S&P 500 were ineligible for inclusion in the Fund’s portfolio.

CIFC SSI: The Board commented that CIFC SSI outperformed all benchmarks for the 1-, and 10-year periods. The Board noted that the Fund outperformed the peer group, Bank Loan Morningstar category and Bloomberg U.S. Aggregate Bond Index for the 3-year and 5-year periods but slightly trailed the S&P LSTA US Leveraged Loan 100

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Index over the same periods. The Board noted that CIFC SSI changed sub-advisers in 2018 and thus the 1-, 3- and 5- year periods were the most relevant.

Catalyst EIS: The Board commented that the Fund outperformed the Bloomberg US Aggregate Bond TR Index and Bloomberg MBS Index for the 5-year and since inception periods and outperformed the peer group, Nontraditional Bond and Multisector Bond Morningstar categories for the since inception period. The Board noted that Catalyst EIS trailed the peer group and both Morningstar categories for the 1-, 3-, and 5-year periods. The Board recognized that Catalyst explained that the Fund has had significant outflows in recent years and was forced to sell portfolio positions in order to meet redemptions.

Aspect EMA: The Board observed that the Fund outperformed the peer group, Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but trailed the Macro Trading and Mult strategy Morningstar categories, S&P 500, and ICE BofA 3 Month U.S. Treasury Bill Index for the 1-year period. The Board noted that the Fund outperformed all benchmarks except for the S&P 500 since inception. The Board recognized that Catalyst noted that none of the Morningstar categories provide an accurate representation of the Fund, given its investment strategy and that the Fund was most closely related to a blend of all three categories. The Board noted that Catalyst explained that the Fund’s portfolio was only partially allocated to investment in equity securities and thus was not able to keep up with gains in the S&P 500.

After further discussion, the Board concluded that the performance of each Catalyst Fund was acceptable.

Fees and Expenses: The Board discussed the advisory fee paid by each of the Catalyst Funds and compared it to the fees charged to the peer group funds, and the funds in each of the Catalyst Funds’ Morningstar category. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Milburn HS, which did not have an expense limitation agreement in place. The Board discussed the allocation of fees between Catalyst and the various sub- advisers, based on the sub-advisory fees paid to the sub-advisers for the applicable Catalyst Funds by Catalyst, in comparison to the level of service provided by Catalyst and each sub-adviser. The Board noted that the agreement between Catalyst and each sub-adviser was the product of an arm’s length negotiation.

Catalyst SA: The Board noted that the advisory fee was above the peer group and Morningstar category median and averages but within the range for each. The Board added that the net expense ratio was slightly above the median for the peer group and Morningstar category but below the average and well below the highs for each.

Warrington SP: The Board recognized that the advisory fee was above the median and average fee for both the peer group and Morningstar category and was tied with the highest fee for both. The Board added that the net expense ratio was also above the median and average for the peer group and Morningstar category but was below the respective high for each. The Board acknowledged that Catalyst explained that Warrington SP’s investment strategy was unique and more complex than those of the peer group funds.

Catalyst Shield: The Board observed that the advisory fee of 1.25% was above the median and average for both the peer group and Morningstar category, but below the high of 1.75% for each. The Board commented that the Fund’s net expense ratio of 1.33% was above the median and average for the peer group and Morningstar category but was significantly lower than the high of 2.49% for each.

Millburn HS: The Board observed that the advisory fee was above the peer group and Morningstar categories median and averages but was within the range of the peer group, Multi-strategy category and Systematic Trend Morningstar categories. The Board added that the advisory fee was for the same as the highest fee in the Macro Trading category. The Board noted that Catalyst explained the Fund did completely fit into any of the three Morningstar categories and observed that the net expense ratio was well below the highs for the Multi-strategy and Systematic Trend categories and equaled the high in the Macro Trading category. The Board added that the net expense ratio was

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

also above the peer group median but below the peer group average and significantly lower than the highest in the peer group.

Catalyst HE: The Board observed that the advisory fee of 1.25% was above the median and average fee for the peer group, Derivative Income Morningstar category and Equity hedged Morningstar category. The Board noted that the advisory fee equaled the high in the Derivative income category but was within the range for both the peer group and Equity Hedged category. The Board noted, the net expense ratio was above the median and average for the peer group and Morningstar categories but within the range for each.

Catalyst IB: The Board noted that the advisory fee was slightly above the peer group and Morningstar category median and average but was within the range for both. The Board noted that the net expense ratio was above the highest in the peer group and above the median and average for the Morningstar category but within the range.

Catalyst Energy: The Board noted that the advisory fee equaled the high for both the peer group and Morningstar category. The Board discussed that the net expense ratio was higher than the median for the peer group and Morningstar but below the average for both.

MAP Global Equity: The Board observed that the advisory fee was tied for the high for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average net expense ratio for the peer group and Morningstar category but within the range for both.

MAP Global Balanced: The Board noted that the advisory fee of 1.00% was tied for the high with the peer group and above the median and average for the Morningstar category, but below the high. The Board discussed that the net expense ratio was slightly above the Morningstar category median and average but within the range and equaled the median for the peer group and was lower than the peer group average.

Lyons TA: The Board observed that the Fund’s advisory fee was above the peer group and Morningstar median and average and equaled the high for the peer group but was within the range for the Morningstar category. The Board noted that the net expense ratio was below the median and average for both peer group and Morningstar category.

Catalyst DA: The Board discussed that the advisory fee of 1.00% equaled the peer group median and was slightly above the average but within the peer group range. The Board noted that the advisory fee was above the median and average for the Morningstar category but also within the range. The Board observed that the net expense ratio of 1.13% was above the median and average for both the peer group and Morningstar category but well below the highs for each.

Catalyst Insider: The Board recognized that the advisory fee was slightly above the peer group median and in line with the peer group average but was higher than the median and average fees for both Morningstar categories. The Board noted that the advisory fee was well within the range for the peer group and both Morningstar categories. The Board added that the net expense ratio was above the median and average for the Short-Term Bond category and slightly above the median and average for the High Yield Bond category but was below the median and average for the peer group and within the range for all three benchmarks.

SMH High Income: The Board recognized that the advisory fee of 1.00% was above the median and average for the peer group and Morningstar category but was well below the highs for each. The board noted that the net expense ratio was above the median and average but within the range for both the peer group and Morningstar category.

SMH Total Return: The Board observed that the advisory fee was above the peer group and Morningstar category median and average but within the range for both. The Board discussed that the net expense ratio was above the median and average for the peer group but within the range and tied with the highest net expense ratio in the Morningstar category.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

CIFC SSI: The Board discussed that the advisory fee of 1.00% was greater than the high for the peer group and above the median and average for the Morningstar category but within the range. The Board noted that the net expense ratio of 0.92% was lower than the peer group average, comparable to the Morningstar category average, and significantly less than the highs for each. The Board noted that the Fund was actively managed, and that Catalyst explained the Fund invested in bank loans as well as asset-backed securities which required additional research and expertise. The Board acknowledged that with the expense limitation in place, the advisory fee earned by Catalyst in the prior year was 0.67%.

Catalyst EIS: The Board noted that the advisory fee of 1.50% was above the high for the peer group but tied with the high for the Multisector Bond category and below the high for the Non-traditional Bond category. The Board discussed that with the expense limitation in place, the net advisory fee earned by Catalyst for the prior year was 1.20% which was within the range of the peer group and both Morningstar categories. The Board noted that the net expense ratio was below the median for the peer group and slightly above the average but within the range and was above both Morningstar categories’ median and averages but with the range for each.

Aspect EMA: The Board discussed that the advisory fee was above the median and average for the peer group and all three Morningstar categories but was below the high for the peer group, Multi-strategy category, and Systematic Trend category and in line with the high for the Macro Trading category. The Board noted that the net expense ratio was above the high for the peer group and Macro Trading category but well below the highs for the Multi-strategy and Systematic Trend categories.

The Board concluded that based on the complexity of some of the Funds and the services provided to each of the Funds by the adviser that the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst and discussed Catalyst’s profitability from the services provided to each of the Catalyst Funds. The Board acknowledged that Catalyst received soft dollar benefits. The Board observed that Catalyst operated MAP Global Balanced at a loss and therefore excessive profitability was not an issue. The Board reviewed the other Catalyst Funds, noting that Catalyst generated differing levels of profits for each. The Board discussed the level of profit of each Catalyst Fund in both actual dollars and as a percentage of revenue. After further discussion, the Board agreed that the profits Catalyst earned for advising each of the Catalyst Funds was not excessive.

Economies of Scale. The Board noted that the advisory agreement with Catalyst did not include breakpoints to reduce the fee rate based on certain levels of assets. The Board recognized that the shareholders of the Catalyst Funds benefited from expense limitation agreements in place as almost all of the Funds were operating at the expense cap. The Board discussed the additional benefits to shareholders if the Catalyst Funds reached asset levels that provide material economies of scale and agreed that the Catalyst Funds had likely not reached such levels at this point. The Board agreed that it would revisit breakpoints at the next renewal of the Catalyst Agreement.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Catalyst Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Catalyst Agreement was in the best interests of each Catalyst Fund and its respective shareholders.

Consideration and of Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Aspect Capital Limited with respect to Catalyst/Aspect Enhanced Multi-Asset Fund.

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Aspect Capital Limited (“Aspect”) (the “Aspect Agreement”) with respect to Catalyst/Aspect Enhanced Multi-Asset Fund (“Enhanced EMA”).

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ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

The Board examined Aspect’s responses to a series of questions regarding, among other things, its sub-advisory services to be provided to Enhanced EMA, comparative fee and expense information, and profitability from managing Enhanced EMA. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Aspect Agreement, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to approval of the renewal of the Aspect Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel involved in servicing Aspect EMA, noting that Aspect had promoted a new Chief Risk Officer and added a new Chief Compliance Officer since the approval of the Aspect Agreement. The Board observed that Aspect utilized a systematic and quantitative approach to making investment decisions. The Board noted that this included extensive research services and analysis of potential portfolio companies and consistently reviewing and updating Aspect’s investment modeling programs. The Board discussed that changes to Aspect’s investment models underwent stringent review by the Chief Risk Officer and Research team before implementation. The Board noted that Aspect continuously monitored portfolio risk through VaR calculations and a systematic method of portfolio construction. The Board noted that Aspect’s compliance program monitored transactions and conducted various tests on the portfolio to ensure compliance with Trust and Fund limitations. The Board acknowledged that Aspect conducted an annual compliance risk assessment to determine and address any areas in its business lines that needed additional compliance resources. The Board added that there were no material compliance issues or litigation since the approval of the Aspect Agreement. The Board agreed that Aspect could be expected to continue providing quality services to Aspect EMA.

Performance. The Board observed that Aspect EMA outperformed the peer group, Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but trailed the Macro Trading and Multi strategy Morningstar categories, S&P 500, and ICE BofA 3 Month U.S. Treasury Bill Index for the 1-year period. The Board noted that the Fund outperformed all benchmarks except for the S&P 500 since inception. The Board recognized that Aspect noted that none of the Morningstar categories provided an accurate representation of Aspect EMA, given its investment strategy and that it was most closely related to a blend of all three categories. The Board noted Aspect explained that the Fund’s portfolio was only partially allocated to investments in equity securities and thus was not able to keep up with gains in the S&P 500.

Fees and Expenses. The Board discussed that the advisory fee for Aspect EMA was 1.75% and that Aspect received 50% of the net advisory fee, except for investments made in Aspect EMA by Aspect or its employees or affiliates, in which case 100% of the net advisory fee was paid to Aspect. After further discussion. the Board concluded that the sub-advisory fee charged with respect to Aspect EMA was not unreasonable.

Profitability. The Board reviewed the financial information provided by Aspect. The Board noted that Aspect earned a reasonable profit from sub-advising Aspect EMA. After further discussion, the Board determined that Aspect’s profit in connection with Aspect EMA was not excessive.

Economies of Scale. The Board discussed whether Aspect EMA had reached the size that Aspect benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed it was unlikely that Aspect benefitted from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Aspect as the Board believed to be reasonably necessary to evaluate the terms of the Aspect Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Aspect Agreement was n the best interests of the Aspect EMA and its shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Equity Armor Investments, LLC with respect to Catalyst Nasdaq-100 Hedged Equity Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “EA Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Equity Armor Investments, LLC (“Equity Armor”) with respect to Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”).

The Board examined Equity Armor’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst HE, comparative fee and expense information, and profitability from sub-advising Catalyst HE. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Equity Armor Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Equity Armor.

Nature, Extent and Quality of Services. The Board discussed that Equity Armor utilized its EAVOL and Hedged NASDAQ-100 Index Strategy to implement Catalyst HE’s investment strategy. The Board noted that Equity Armor conducted analysis of potential securities, operated investment models to review the investment strategy on a continual basis and used live screening to track changes in Catalyst HE’s holdings. The Board noted that Equity Armor used a combination of charting, and fundamental, technical, and cyclical analysis to evaluate potential investments. The Board recognized that Equity Armor employed a spreadsheet to ensure compliance with sector weightings and other investment restrictions. The Board observed that there were no compliance issues since the EA Agreement had last been renewed and no material litigation reported. The Board concluded that the nature, extent and quality of services provided by Equity Armor was adequate.

Performance. The Board noted that the Fund underperformed all benchmarks for the 1-year, 3-year, and since inception periods. The Board noted that Equity Armor explained that the Fund’s hedging strategy detracted from performance more than anticipated and that the Fund was not fully allocated to investment in equity securities which prevented it from keeping up with the performance of the benchmark index in strong market periods.

Fees and Expenses. The Board noted that Equity Armor received 50% of the net advisory fee of 1.25%. The Board discussed the allocation of fees between the adviser and Equity Armor relative to their respective duties and other factors and agreed the allocation for Catalyst HE was appropriate. The Board concluded that the sub-advisory fee charged with respect to Catalyst HE was not unreasonable.

Profitability. The Board observed that on Equity Armor earned a small profit from sub-advising Catalyst HE based on an actual dollar amount. The Board discussed that Equity Armor no longer received soft dollar benefits and concluded that excessive profitability was not an issue for Equity Armor.

Economies of Scale. The Board considered whether Catalyst HE had reached the size where Equity Armor benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that, based on the current size of Catalyst HE, it was unlikely that Catalyst HE benefitted from any meaningful economies of scale.

Conclusion. Having requested and received such information from Equity Armor as the Board believed to be reasonably necessary to evaluate the terms of the EA Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the EA Agreement was in the best interests of Catalyst HE and its shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Consideration and Renewal of the Sub-Advisory Agreements between Catalyst Capital Advisors, LLC, and Millburn Ridgefield Corporation with respect to the Catalyst/Millburn Hedge Strategy Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board” ) of Mutual Fund Series Trust, (the “Trust”) including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Millburn Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Millburn Ridgefield Corporation (“Millburn”) with respect to Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”).

The Board examined Millburn’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Millburn HS, comparative fee and expense information, and profitability from sub-advising each. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Millburn Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Millburn Agreement.

Nature, Extent and Quality of Services. The Board discussed the changes to the portfolio management team noting that one of the co-chief investment officers had stepped down and that a number of Millburn employees received new titles. The Board noted Millburn conducted extensive research and analysis to determine investments for Millburn HS. The Board observed that Millburn used an array of technology, and provided trade order entry services for the Fund. The Board noted that Millburn conducted cybersecurity training and had improved its cybersecurity protections over the prior year. The Board added that Millburn reported no material compliance issues and no material litigation. After further discussion, the Board agreed that Millburn could be expected to continue providing quality services to Milburn HS.

Performance. The Board noted that Milburn HS outperformed its peer group average, the Systematic Trend Morningstar category, and Credit Suisse MF Hedge Fund Index for the 1-year period but underperformed the Macro Trading and Multi-strategy Morningstar categories, S&P 500 and BofA US 3-Month Treasury Bill TR Index. The Board observed that the Fund outperformed the peer group, all Morningstar categories, and the Credit Suisse MF Hedge Fund Index and BofA US 3-Month Treasury Bill TR Index for the 3-, 5-, and 10-year periods. The Board noted that Millburn explained the Fund’s underperformance compared to the S&P 500 was because Millburn HS was not designed to track the S&P 500 because the portfolio was not fully allocated to equity securities.

Fees and Expenses. The Board discussed that the advisory fee for Millburn HS was 1.75% and that Millburn received 50% of the net advisory fee, except for any investments made in Millburn HS by Millburn or its employees or affiliates, in which case 100% of the net advisory fee was paid to Millburn. After further discussion. the Board concluded that the sub-advisory fee charged with respect to Millburn HS was not unreasonable.

Profitability. The Board discussed that Millburn earned a reasonable profit from sub-advising the Fund. The Board noted that Millburn allocated its expenses based on average risk adjusted assets managed by Millburn along with certain direct costs on sub-advising the Fund, calculated by Millburn. After further discussion, the Board concluded that excess profitability was not a concern.

Economies of Scale. The Board considered whether Millburn HS had reached the size that Millburn benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed it was unlikely that Millburn benefitted from any meaningful economies of scale at current asset levels.

Conclusion. Having requested and received such information from Millburn as the Board believed to be reasonably necessary to evaluate the terms of the Millburn Agreement, and as assisted by the advice and guidance of counsel, the Board determined that renewal of the Millburn Agreement was in the best interests of each Millburn Fund and its shareholders.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Exceed Advisory, LLC with respect to Catalyst Buffered Shield Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Exceed Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Exceed Advisory LLC (“Exceed”) with respect to Catalyst Buffered Shield Fund (“Catalyst Shield”).

The Board examined Exceed’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst Shield, comparative fee and expense information, and profitability from sub-advising Catalyst Shield. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Exceed Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Exceed Agreement.

Nature, Extent and Quality of Services. The Board discussed that Exceed utilized internal software and controls to monitor compliance related matters for the Fund including sector exposure and to ensure it met diversification and concentration requirements. The Board acknowledged that Exceed used a proprietary investment methodology, to make investment decisions and manage the Fund’s risk. The Board added that Exceed provided the research and analysis for investment decisions and executed trades on behalf of Catalyst Shield. The Board concluded that the nature, extent and quality of services provided by Exceed to Catalyst Shield was satisfactory.

Performance. The Board observed that Catalyst Shield outperformed the peer group and Morningstar category averages for the 1-year period but trailed the benchmark index. The Board noted Catalyst Shield underperformed all of the benchmarks for the 3-year and 5-year periods but outperformed the peer group and Morningstar category for the 10-year period. The Board recognized that the adviser explained Catalyst Shield’s recent underperformance was due to losses in the collateral used in the portfolio.

Fees and Expenses. The Board observed that Exceed received a maximum sub-advisory fee of 0.675%, or 50% of the net advisory fee paid to Catalyst. The Board discussed the fee split between Catalyst and Exceed in relation to the responsibilities of each party. The Board concluded that the sub-advisory fee received by Exceed for Catalyst Shield was not unreasonable.

Economies of Scale. The Board considered whether Catalyst Shield had reached the size where Exceed benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that, based on the current level of assets for Catalyst Shield, it was unlikely that Exceed was benefitting from any meaningful economies of scale.

Conclusion. Having requested and received such information from Exceed as the Board believed to be reasonably necessary to evaluate the terms of the Exceed Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Exceed Agreement was in the best interests of Catalyst Shield and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Warrington Asset Management, LLC with respect to Catalyst/Warrington Strategic Program Fund

In connection with a meeting held on May 14, 15, and 28, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the sub-advisory agreement (the “Warrington Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Warrington Asset Management, LLC (“Warrington”) with respect to Catalyst/Warrington Strategic Program Fund (“Warrington SP”).

The Board examined Warrington’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Warrington SP, comparative fee and expense information, and profitability from sub-advising Warrington SP. The Board was assisted by legal counsel throughout the review process and relied upon the advice of

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

June 30, 2025

legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Warrington Agreement and the weight to be given to each factor considered.

The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have given different weight to the various factors in reaching his conclusions with respect to renewal of the Warrington Agreement.

Nature, Extent and Quality of Services. The Board discussed that Warrington conducted research and analysis on potential investments, constructed Warrington SP’s portfolio, and monitored VaR limits to ensure compliance with Rule 18f-4. The Board noted that Warrington utilized risk management protocols to dynamically monitor and adjust risk in the Warrington SP portfolio. The Board observed that Warrington’s Chief Compliance Officer reviewed trades to ensure compliance with Warrington SP’s investment objective strategy, and investment limitations. The Board added that Warrington reported no material litigation, and no material compliance issues since the last renewal of the Warrington Agreement. The Board concluded that Warrington provided quality services to Warrington SP.

Performance. The Board noted that Warrington SP underperformed the peer group, Morningstar category and S&P 500 for the 1-year and 3-year periods. The Board recognized that Warrington SP underperformed all benchmarks for the 5-year and 10-year periods, but that Warrington SP changed investment strategies in April 2020 and thus not all periods were equally relevant. The Board noted that Catalyst explained that Warrington SP was an absolute return fund and performed as expected based on the portfolio risk/return profile. The Board observed that Catalyst noted that Warrington SP did not hold long equity exposure like peer group funds did.

Fees and Expenses. The Board observed that Warrington received 50% of the net advisory fee of 1.75%. The Board noted that the sub-advisory fees charged to the Fund were equal to the fees Warrington charged to other similar accounts. The Board discussed the allocation of fees between the adviser and Warrington relative to their respective duties and other factors and agreed the allocation was appropriate. The Board concluded that the sub-advisory fee charged with respect to Warrington was not unreasonable.

Profitability. The Board recognized that Warrington earned a reasonable profit from providing services to Warrington SP. The Board noted that Warrington allocated its expenses based on a percentage of the sub-adviser’s assets. After further discussion, the Board concluded that excess profitability was not a concern.

Economies of Scale. The Board considered whether Warrington SP had reached the size that Warrington benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed it was unlikely that Warrington benefited from any meaningful economies of scale at current asset levels

Conclusion. Having requested and received such information from Warrington as the Board believed to be reasonably necessary to evaluate the terms of the Warrington Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Warrington Agreement was in the best interests of Warrington SP and its shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable – See Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable – See Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2025

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/3/2025